UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

National Life Drive, Montpelier, Vermont			05604
(Address of principal executive offices)			(Zip code)

Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	November 30, 2015

Date of reporting period:	December 1, 2014 to May 31, 2015

Semi-Annual Report &

Privacy Notice To Our Customers

May 31, 2015

Sentinel Common Stock Fund

Sentinel Mid Cap Fund

Sentinel Small Company Fund

Sentinel Balanced Fund

Sentinel Multi-Asset Income Fund

Sentinel Sustainable Core Opportunities Fund

Sentinel Sustainable Mid Cap Opportunities Fund

Sentinel International Equity Fund

Sentinel Government Securities Fund

Sentinel Low Duration Bond Fund

Sentinel Total Return Bond Fund

Sentinel Unconstrained Bond Fund

www.sentinelinvestments.com

Page intentionally left blank.

Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Balanced Fund

10	Sentinel Common Stock Fund

12	Sentinel Government Securities Fund

14	Sentinel International Equity Fund

16	Sentinel Low Duration Bond Fund

19	Sentinel Mid Cap Fund

21	Sentinel Multi-Asset Income Fund

25	Sentinel Small Company Fund

27	Sentinel Sustainable Core Opportunities Fund

29	Sentinel Sustainable Mid Cap Opportunities Fund

31	Sentinel Total Return Bond Fund

35	Sentinel Unconstrained Bond Fund

38	Statement of Assets and Liabilities

42	Statement of Operations

44	Statement of Changes in Net Assets

50	Financial Highlights

60	Notes to Financial Statements

76	Actual and Hypothetical Expenses for Comparison Purposes

78	Expenses

80	Proxy Voting Results

86	Board Approval of Investment Advisory Agreements

88	Directors & Officers

91	Privacy Notice To Our Customers

Message to Shareholders

Dear Fellow Shareholders,

As we approach the mid-way point of Sentinel’s fiscal year we believe this is an opportune time to reflect on the many changes we have made at Sentinel over the last year, to highlight our priorities, and also to evaluate where we are headed as an organization.

Most notably, we narrowed our product line with the goal of becoming a more focused asset management company. Our strategic objective is to be an investment driven boutique asset management firm known broadly for delivering superior risk adjusted investment returns in our fixed income, allocation and equity products. In addition to merging three products we introduced the Sentinel Unconstrained Bond Fund last December, and remain optimistic that this fund will be a compelling addition to Sentinel’s product portfolio. Additionally, we continued to build out a robust quantitative analytics capability to support all of our investment teams. These moves are consistent with our strategy as we believe these improvements will strengthen the investment performance of many of our products across a range of market environments.

While each of our investment teams has a specific area of expertise, our overarching focus is on delivering high quality investment solutions that reflect the core principles our investors continue to adhere to, with a focus on:

•   fundamental research and analysis as drivers of security selection;

•   close attention to risk management;

•   an understanding of macro market-movers; and

•   a long-term perspective.

While there will undoubtedly be challenges ahead in the financial markets, we at Sentinel continue to see plenty of opportunity. One constant among ever changing market environments is Sentinel’s unwavering commitment to helping our clients achieve their long-term objectives. As stated above, our overriding objective is evidenced by our investment teams’ persistent drive to deliver attractive returns in all types of market environments.

So regardless of the market challenges that may lie ahead, we will continue to do what we do best — serve as steadfast stewards of our investors’ capital. That remains the Sentinel standard.

Thank you for the trust you have placed in us. We value that trust and confidence, and we will continue to work diligently to meet your investment goals in the years ahead.

/s/ Thomas H. Brownell

Thomas H. Brownell

President and Chief Executive Officer

Sentinel Asset Management, Inc.

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

•  a list of each investment

•  the number of shares/par amount of each stock, bond or short-term note

•  the market value of each investment

•  the percentage of investments in each industry

•  the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

•  income earned from investments

•  management fees and other expenses

•  gains or losses from selling investments (known as realized gains or losses)

•  gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

•  operations — a summary of the Statement of Operations for the most recent period

•  distributions — income and gains distributed to shareholders

•  capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

•  share price at the beginning of the period

•  investment income and capital gains or losses

•  income and capital gains distributions paid to shareholders

•  share price at the end of the period

It also includes some key statistics for the period:

•  total return — the overall percentage return of the fund, assuming reinvestment of all distributions

•  expense ratio — operating expenses as a percentage of average net assets

•  net income ratio — net investment income as a percentage of average net assets

•  portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at May 31, 2015

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	62.2%
U.S. Government Obligations	17.1%
Domestic Corporate Bonds	11.7%
Foreign Stocks & ADR’s	2.7%
Bank Loans	0.0%
Cash and Other	6.3%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	2.2%
Apple, Inc.	2.2%
Visa, Inc.	1.7%
Wells Fargo & Co.	1.5%
Cisco Systems, Inc.	1.4%
Medtronic PLC	1.3%
Boeing Co.	1.3%
Discover Financial Services	1.3%
The Travelers Cos., Inc.	1.3%
Procter & Gamble Co.	1.2%
Total of Net Assets	15.4%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHLMC Q29056	4.00%	10/01/44	2.3%
FHLMC Q02664	4.50%	08/01/41	2.0%
FNMA AT2016	3.00%	04/01/43	1.7%
FNMA TBA 15 YR June	2.50%	06/16/30	1.6%
FNMA TBA 30 YR July	3.00%	07/14/45	1.3%
FHLMC Q29260	4.00%	10/01/44	1.1%
FNMA AY1670	3.50%	02/01/45	1.0%
GNMA II 005175	4.50%	09/20/41	1.0%
FHR 3859 JB	5.00%	05/15/41	0.8%
FNMA AH8925	4.50%	03/01/41	0.6%
Total of Net Assets			13.4%

Average Effective Duration (for all Fixed Income Holdings) 1.6 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at May 31, 2015 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 17.1%
U.S. Government Agency Obligations 17.1%
Federal Home Loan Mortgage Corporation 7.1%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,737,989
Mortgage-Backed Securities:
15-Year:
FHLMC G18091
6%, 12/01/20	5 M	4,947
FHLMC J22900
2.5%, 03/01/28	1,520 M	1,557,939
		1,562,886
20-Year:
FHLMC P00020
6.5%, 10/01/22	25 M	25,425
30-Year:
FHLMC G08062
5%, 06/01/35	9 M	9,844
FHLMC Q02664
4.5%, 08/01/41	5,834 M	6,347,563
FHLMC Q29260
4%, 10/01/44	3,229 M	3,460,767
FHLMC Q29056
4%, 10/01/44	6,793 M	7,280,698
FHLMC G08637
4%, 04/01/45	1,296 M	1,385,147
		18,484,019
Total Federal Home Loan Mortgage Corporation		22,810,319

Federal National Mortgage Association 8.6%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	3 M	3,319
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	6 M	6,819
FNMA 255273
4.5%, 06/01/19	11 M	11,676
FNMA 255358
5%, 09/01/19	3 M	2,789
FNMA TBA 15YR June
2.5%, 06/16/30(a)	4,920 M	5,025,847
		5,047,131

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
30-Year:
FNMA 687301
6%, 11/01/32	37	$42
FNMA 690305
5.5%, 03/01/33	3 M	3,116
FNMA 748895
6%, 12/01/33	143 M	159,202
FNMA 725423
5.5%, 05/01/34	1,506 M	1,713,195
FNMA 725610
5.5%, 07/01/34	1,403 M	1,595,169
FNMA AD9193
5%, 09/01/40	816 M	913,493
FNMA AH8925
4.5%, 03/01/41	1,827 M	1,997,175
FNMA AL2860
3%, 12/01/42	1,497 M	1,521,102
FNMA AR9195
3%, 03/01/43	997 M	1,013,145
FNMA AT2016
3%, 04/01/43	5,298 M	5,380,086
FNMA AL5718
3.5%, 09/01/44	671 M	704,117
FNMA AY1670
3.5%, 02/01/45	3,029 M	3,167,242
FNMA TBA 30 YR July
3%, 07/14/45(a)	4,080 M	4,120,881
		22,287,965
Total Federal National Mortgage Association		27,338,415

Government National Mortgage Corporation 1.4%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	820,639
GNR 12-147 IO
0.6004%, 04/16/54	14,028 M	632,326
		1,452,965
Mortgage-Backed Securities
30-Year:
GNMA II 005175
4.5%, 09/20/41	2,826 M	3,103,554
Total Government National Mortgage Corporation		4,556,519
Total U.S. Government Obligations (Cost $53,933,133)		54,705,253

Domestic Corporate Bonds 11.7%
Basic Industry 1.4%
Agrium, Inc.
3.375%, 03/15/25	500 M	489,032
Alfa SAB de CV
5.25%, 03/25/24(b)	705 M	743,775
Allegheny Technologies,Inc.
6.375%, 08/15/23	51 M	53,666
Barrick Gold Corp.
4.1%, 05/01/23	340 M	336,977
Glencore Funding LLC
4.125%, 05/30/23(b)	480 M	479,362
Methanex Corp.
5.25%, 03/01/22	695 M	755,154
Monsanto Co.
2.85%, 04/15/25	415 M	396,565
Packaging Corp of America
4.5%, 11/01/23	300 M	316,929
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	765 M	761,568
Steel Dynamics, Inc.
5.5%, 10/01/24	100 M	103,375
		4,436,403
Capital Goods 0.1%
Ardagh Holdings USA, Inc.
3.2706%, 12/15/19(b)	150 M	148,125
TransDigm, Inc.
6.5%, 07/15/24	160 M	164,000
		312,125
Communications 1.9%
21st Century Fox America,Inc.
3.7%, 09/15/24	700 M	723,209
American Tower Corp.
4%, 06/01/25	930 M	927,070
Bankrate, Inc.
6.125%, 08/15/18(b)	400 M	394,000
British Sky Broadcasting Group
3.75%, 09/16/24(b)	700 M	706,995
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	125 M	126,094
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	140 M	143,325
Digicel Ltd.
6%, 04/15/21(b)	200 M	198,000
DIRECTV Holdings LLC
3.8%, 03/15/22	725 M	745,156
Level 3 Financing, Inc.
5.375%, 08/15/22	210 M	215,513
Rogers Communications, Inc.
4.1%, 10/01/23	700 M	734,710
Sprint Communications, Inc.
7%, 08/15/20	100 M	102,250
Verizon Communications, Inc.
3.5%, 11/01/24	480 M	481,024
6.55%, 09/15/43	500 M	606,718
		6,104,064
Consumer Cyclical 1.4%
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	490 M	499,157
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	280 M	289,100
CEC Entertainment, Inc.
8%, 02/15/22	100 M	102,000
Chrysler Group LLC
8.25%, 06/15/21	264 M	292,248
Ford Motor Credit Co LLC
3.664%, 09/08/24	965 M	968,810
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	165 M	174,075
QVC, Inc.
4.375%, 03/15/23	1,000 M	1,006,640
Toll Brothers Finance Corp.
5.875%, 02/15/22	230 M	251,850
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	830 M	832,417
		4,416,297
Consumer Non-Cyclical 1.2%
Actavis Funding SCS
3%, 03/12/20	225 M	228,408
3.8%, 03/15/25	300 M	302,076
Capella Healthcare, Inc.
9.25%, 07/01/17	193 M	198,790
CHS/Community Health Systems, Inc.
6.875%, 02/01/22	205 M	219,606
Diamond Foods, Inc.
7%, 03/15/19(b)	130 M	134,875
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	100 M	111,375
Laboratory Corp of America Holdings
3.6%, 02/01/25	600 M	590,209
Pernod Ricard SA
4.45%, 01/15/22(b)	980 M	1,059,605
Quest Diagnostics, Inc.
3.5%, 03/30/25	650 M	638,653
US Foods, Inc.
8.5%, 06/30/19	202 M	211,595
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	125 M	129,063
		3,824,255
Energy 1.5%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	195 M	209,950
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	180 M	181,950
EQT Midstream Partners LP
4%, 08/01/24	700 M	679,404
Nabors Industries, Inc.
5.1%, 09/15/23	635 M	637,769
Oceaneering Int’l. Inc
4.65%, 11/15/24	600 M	611,366
Penn Virginia Resource Partners LP
8.375%, 06/01/20	97 M	106,962
Rowan Cos, Inc.
4.875%, 06/01/22	665 M	663,130
Southwestern Energy Co.
4.95%, 01/23/25	498 M	517,208
Targa Resources Partners LP
5%, 01/15/18(b)	105 M	108,937
Weatherford Int’l. Ltd
5.125%, 09/15/20	170 M	174,326
Williams Cos, Inc.
4.55%, 06/24/24	1,000 M	1,023,127
		4,914,129

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Financials 1.0%
Bank of America Corp.
4.2%, 08/26/24	700 M	$711,062
Brookfield Asset Management, Inc.
4%, 01/15/25	850 M	851,793
Jefferies Finance LLC
7.5%, 04/15/21(b)	113 M	112,641
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	375 M	379,912
Prospect Capital Corp.
5%, 07/15/19	500 M	521,081
Wells Fargo & Co
4.1%, 06/03/26	700 M	721,729
		3,298,218
Insurance 0.9%
CNO Financial Group, Inc.
5.25%, 05/30/25	165 M	171,600
Kemper Corp.
4.35%, 02/15/25	725 M	733,804
Prudential Financial, Inc.
5.375%, 05/15/45	1,120 M	1,129,100
TIAA Asset Management Finance Co LLC
4.125%, 11/01/24(b)	790 M	818,496
		2,853,000
Real Estate 1.1%
ARC Properties Operating Partnership LP
2%, 02/06/17	38 M	37,240
3%, 02/06/19	24 M	23,160
4.6%, 02/06/24	269 M	266,982
CBL & Associates LP
5.25%, 12/01/23	720 M	753,709
Hospitality Properties Trust
4.5%, 03/15/25	755 M	756,492
Retail Opportunity Investments Partnership LP
5%, 12/15/23	1,000 M	1,074,842
Retail Properties of America, Inc.
4%, 03/15/25	500 M	495,667
		3,408,092
Technology 0.9%
Amphenol Corp.
2.55%, 01/30/19	525 M	534,988
Ericsson LM
4.125%, 05/15/22	940 M	1,003,271
Fidelity National Information Services, Inc.
3.875%, 06/05/24	700 M	712,105
Seagate HDD Cayman
4.75%, 06/01/23	740 M	772,353
		3,022,717
Transportation 0.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	950 M	959,318
Total Domestic Corporate Bonds (Cost $36,877,973)		37,548,618

Bank Loans 0.0%+
Basic Industry 0.0%+
Performance Food Group,Inc.
5.51%, 11/14/19(c)	112 M	113,009
Technology 0.0%+
Deltek, Inc.
3.76%, 10/10/18(d)	50 M	49,944
Total Bank Loans (Cost $160,336)		162,953

	Shares
Domestic Common Stocks 62.2%
Consumer Discretionary 6.7%
Bed Bath & Beyond, Inc.*	18,320	1,306,582
Comcast Corp.	60,000	3,480,000
Gap, Inc.	30,000	1,149,900
Macy’s, Inc.	20,000	1,339,000
McDonald’s Corp.	35,000	3,357,550
Nordstrom, Inc.	20,000	1,452,800
Omnicom Group, Inc.	25,000	1,863,250
Time Warner Cable, Inc.	12,500	2,261,125
Time Warner, Inc.	30,000	2,534,400
TJX Cos., Inc.	40,000	2,575,200
		21,319,807
Consumer Staples 5.6%
CVS Health Corp.	20,000	2,047,600
Kraft Foods Group, Inc.	30,000	2,533,500
McCormick & Co., Inc.	30,000	2,355,000
PepsiCo, Inc.	40,000	3,857,200
Philip Morris Int’l., Inc.	40,000	3,322,800
Procter & Gamble Co.	50,000	3,919,500
		18,035,600
Energy 5.1%
Chevron Corp.	20,000	2,060,000
EOG Resources, Inc.	30,000	2,660,700
ExxonMobil Corp.	38,000	3,237,600
Marathon Oil Corp.	40,000	1,087,600
Marathon Petroleum Corp.	20,000	2,069,200
Noble Energy, Inc.	40,000	1,751,200
Schlumberger Ltd.	37,700	3,422,029
		16,288,329
Financials 10.6%
ACE Ltd.	20,000	2,129,600
American Express Co.	40,000	3,188,800
CME Group, Inc.	35,000	3,297,000
Discover Financial Services	70,000	4,078,900
JPMorgan Chase & Co.	50,000	3,289,000
McGraw-Hill Financial, Inc.	35,000	3,631,250
MetLife, Inc.	30,000	1,567,800
Morgan Stanley	50,000	1,910,000
PNC Financial Services Group, Inc.	20,000	1,913,800
The Travelers Cos., Inc.	40,000	4,044,800
Wells Fargo & Co.	85,000	4,756,600
		33,807,550
Health Care 10.0%
Amgen, Inc.	25,000	3,906,500
Becton Dickinson &Co.	15,000	2,107,650
Bristol-Myers Squibb Co.	50,000	3,230,000
Eli Lilly & Co.	30,000	2,367,000
Gilead Sciences, Inc.	20,000	2,245,400
Johnson & Johnson	25,000	2,503,500
Medtronic PLC	55,320	4,222,022
Merck & Co., Inc.	55,000	3,348,950
Stryker Corp.	15,000	1,441,950
UnitedHealth Group, Inc.	20,000	2,404,200
Zimmer Holdings, Inc.	20,000	2,281,800
Zoetis, Inc.	40,000	1,990,800
		32,049,772
Industrials 6.3%
Boeing Co.	30,000	4,215,600
Canadian National Railway Co.	45,000	2,671,200
General Dynamics Corp.	15,000	2,102,400
Honeywell Int’l., Inc.	35,000	3,647,000
Tyco Int’l. Plc	60,000	2,421,600
United Technologies Corp.	25,000	2,929,250
Verisk Analytics, Inc.*	30,000	2,177,400
		20,164,450
Information Technology 15.1%
Accenture PLC	30,000	2,881,200
Altera Corp.	50,000	2,442,500
ANSYS, Inc.*	20,000	1,780,000
Apple, Inc.	53,200	6,930,896
Check Point Software Technologies Ltd.*	34,000	2,880,480
Cisco Systems, Inc.	150,000	4,396,500
Cognizant Technology Solutions Corp.*	25,000	1,618,000
EMC Corp.	100,000	2,634,000
Google, Inc. Cl C*	3,008	1,600,587
Microsoft Corp.	150,000	7,029,000
Seagate Technology PLC	36,000	2,003,040
Synopsys, Inc.*	30,000	1,496,700
Texas Instruments, Inc.	65,000	3,634,800
Visa, Inc.	80,000	5,494,400

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Western Union Co.	75,000	$1,646,250
		48,468,353
Materials 1.1%
EI Du Pont de Nemours & Co.	30,000	2,130,300
Praxair, Inc.	12,000	1,474,320
		3,604,620
Telecommunication Services 1.7%
Rogers Communications, Inc.	50,000	1,716,000
Verizon Communications, Inc.	75,000	3,708,000
		5,424,000
Total Domestic Common Stocks (Cost $102,894,453)		199,162,481

Foreign Stocks & ADR’s 2.7%
Mexico 0.4%
America Movil SAB de CV ADR	60,000	1,260,000

Netherlands 1.2%
Unilever NV ADR	90,000	3,843,000

Switzerland 1.1%
ABB Ltd. ADR	69,976	1,528,276
Roche Holding AG ADR	50,000	1,923,750
		3,452,026
Total Foreign Stocks & ADR’s (Cost $8,260,066)		8,555,026

Institutional Money Market Funds 8.7%
State Street Institutional US Government Money Market Fund (Cost $27,992,371)	27,992,371	27,992,371
Total Investments 102.4% (Cost $230,118,332)†		328,126,702

Excess of Liabilities Over Other Assets (2.4)%		(7,631,330)

Net Assets 100.0%		$320,495,372

*            Non-income producing.

†            Cost for federal income tax purposes is $230,118,332. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $98,008,370 of which $98,830,672 related to appreciated securities and $822,302 related to depreciated securities.

(a)    The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the market value of rule 144A securities amounted to $7,224,948 or 2.25% of net assets.

(c)     Performance Food Group, Inc. has a variable interest rate that floats quarterly on 14th of February, May, August and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

(d)    Deltek, Inc. has a variable interest rate that floats quarterly on 15th of January, April, July and October. The interest rate is based on the 3-month Libor rate plus 3.50%.

ADR - American Depositary Receipt

   +        Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at May 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.7%
Financials	17.2%
Health Care	16.6%
Consumer Discretionary	11.2%
Industrials	10.0%
Consumer Staples	9.8%
Energy	7.7%
Telecommunication Services	2.9%
Materials	1.4%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	2.8%
Wells Fargo &Co.	2.6%
Apple, Inc.	2.5%
Visa, Inc.	2.2%
UnitedHealth Group, Inc.	2.1%
Boeing Co.	2.0%
Discover Financial Services	2.0%
PepsiCo, Inc.	2.0%
Medtronic PLC	1.9%
Merck & Co., Inc.	1.9%
Total of Net Assets	22.0%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 94.7%
Consumer Discretionary 11.2%
Bed Bath & Beyond, Inc.*	250,000	$17,830,000
Comcast Corp.	567,500	32,915,000
Gap, Inc.	271,500	10,406,595
Lear Corp.	243,300	28,227,666
Macy’s, Inc.	225,000	15,063,750
McDonald’s Corp.	360,000	34,534,800
Nordstrom, Inc.	150,000	10,896,000
Omnicom Group, Inc.	275,000	20,495,750
Priceline.com, Inc.*	17,500	20,510,700
Time Warner Cable, Inc.	100,000	18,089,000
Time Warner, Inc.	325,000	27,456,000
TJX Cos., Inc.	460,000	29,614,800
		266,040,061
Consumer Staples 8.2%
CVS Health Corp.	375,650	38,459,047
Kraft Foods Group, Inc.	274,113	23,148,843
McCormick &Co., Inc.	275,000	21,587,500
PepsiCo, Inc.	491,410	47,386,666
Philip Morris Int’l., Inc.	300,000	24,921,000
Procter & Gamble Co.	495,000	38,803,050
		194,306,106
Energy 7.7%
Chevron Corp.	250,000	25,750,000
EOG Resources, Inc.	230,000	20,398,700
ExxonMobil Corp.	455,000	38,766,000
Marathon Oil Corp.	525,000	14,274,750
Marathon Petroleum Corp.	200,000	20,692,000
Noble Energy, Inc.	550,000	24,079,000
Schlumberger Ltd.	438,550	39,807,183
		183,767,633
Financials 17.2%
ACE Ltd.	225,000	23,958,000
American Express Co.	325,000	25,909,000
CME Group, Inc.	400,000	37,680,000
Discover Financial Services	820,000	47,781,400
JPMorgan Chase & Co.	500,000	32,890,000
McGraw-Hill Financial, Inc.	425,000	44,093,750
MetLife, Inc.	628,100	32,824,506
Morgan Stanley	950,000	36,290,000
PNC Financial Services Group, Inc.	375,000	35,883,750
The Travelers Cos., Inc.	275,000	27,808,000
Wells Fargo & Co.	1,126,600	63,044,536
		408,162,942
Health Care 15.5%
Amgen, Inc.	233,300	36,455,458
Becton Dickinson & Co.	140,000	19,671,400
Bristol-Myers Squibb Co.	338,300	21,854,180
Eli Lilly & Co.	413,000	32,585,700
Gilead Sciences, Inc.	241,000	27,057,070
Johnson & Johnson	218,500	21,880,590
Medtronic PLC	599,457	45,750,558
Merck & Co., Inc.	750,000	45,667,500
Stryker Corp.	175,000	16,822,750
UnitedHealth Group, Inc.	418,100	50,259,801
Zimmer Holdings, Inc.	150,000	17,113,500
Zoetis, Inc.	662,000	32,947,740
		368,066,247
Industrials 9.4%
Boeing Co.	345,000	48,479,400
Canadian National Railway Co.	467,000	27,721,120
General Dynamics Corp.	185,500	25,999,680
Honeywell Int’l., Inc.	325,000	33,865,000
Tyco Int’l. Plc	679,100	27,408,476
United Technologies Corp.	275,000	32,221,750

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Verisk Analytics, Inc.*	387,550	$28,128,379
		223,823,805
Information Technology 21.7%
Accenture PLC	283,000	27,179,320
Altera Corp.	597,140	29,170,289
ANSYS, Inc.*	244,900	21,796,100
Apple, Inc.	450,520	58,693,746
Check Point Software Technologies Ltd.*	275,000	23,298,000
Cisco Systems, Inc.	1,345,770	39,444,519
Cognizant Technology Solutions Corp.*	375,000	24,270,000
EMC Corp.	850,000	22,389,000
Google, Inc. Cl C*	45,123	24,010,399
Microsoft Corp.	1,410,980	66,118,523
Oracle Corp.	470,000	20,440,300
Seagate Technology PLC	446,500	24,843,260
Synopsys, Inc.*	425,000	21,203,250
Texas Instruments, Inc.	755,000	42,219,600
Visa, Inc.	772,000	53,020,960
Western Union Co.	786,600	17,265,870
		515,363,136
Materials 1.4%
EI Du Pont de Nemours & Co.	275,000	19,527,750
Praxair, Inc.	122,400	15,038,064
		34,565,814
Telecommunication Services 2.4%
Rogers Communications, Inc.	400,000	13,728,000
Verizon Communications, Inc.	875,000	43,260,000
		56,988,000
Total Domestic Common Stocks (Cost $1,208,612,193)		2,251,083,744

Foreign Stocks & ADR’s 3.8%
Mexico 0.5%
America Movil SAB de CV ADR	610,760	12,825,960

Netherlands 1.6%
Unilever NV ADR	887,400	37,891,980

Switzerland 1.7%
ABB Ltd. ADR	660,800	14,431,872
Roche Holding AG ADR	673,880	25,927,533
		40,359,405
Total Foreign Stocks & ADR’s (Cost $86,909,617)		91,077,345

Institutional Money Market Funds 0.7%
State Street Institutional US Government Money Market Fund (Cost $16,884,631)	16,884,631	16,884,631
Total Investments 99.2% (Cost $1,312,406,441)†		$2,359,045,720

Other Assets in Excess of Liabilities 0.8%		19,092,641

Net Assets 100.0%		$2,378,138,361

*            Non-income producing.

†            Cost for federal income tax purposes is $1,312,406,441. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $1,046,639,279 of which $1,051,525,862 related to appreciated securities and $4,886,583 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at May 31, 2015

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	7.0%
1 yr. to 2.99 yrs.	28.7%
3 yrs. to 3.99 yrs.	23.8%
4 yrs. to 5.99 yrs.	18.4%
6 yrs. to 7.99 yrs.	21.3%
8 yrs. and over	0.8%

Average Effective Duration (for all Fixed Income Holdings) 4.0 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AI4728	4.50%	07/01/41	7.6%
FNMA AT2016	3.00%	04/01/43	7.3%
FHLMC J22900	2.50%	03/01/28	6.8%
GNR 10-33 PX	5.00%	09/20/38	6.7%
FNMA AL2860	3.00%	12/01/42	6.0%
FHLMC G05624	4.50%	09/01/39	5.5%
FHLMC Q33006	3.50%	04/01/45	5.1%
FNMA AE0215	4.00%	12/01/39	4.6%
FNMA AB7845	3.00%	02/01/43	4.3%
FNMA AD9193	5.00%	09/01/40	4.2%
Total of Net Assets			58.1%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 95.7%
U.S. Government Agency Obligations 94.9%
Federal Home Loan Mortgage Corporation 30.6%
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	10,000 M	$11,581,630
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	18,995 M	19,474,228
30-Year:
FHLMC 170141
11%, 09/01/15	7	7
FHLMC 170147
11%, 11/01/15	19	18
FHLMC 360017
11%, 11/01/17	37	38
FHLMC A64971
5.5%, 08/01/37	12 M	13,739
FHLMC G05483
4.5%, 06/01/39	7,134 M	7,833,834
FHLMC G05624
4.5%, 09/01/39	14,042 M	15,405,871
FHLMC A89148
4%, 10/01/39	9,605 M	10,281,908
FHLMC Q29056
4%, 10/01/44	7,209 M	7,726,541
FHLMC Q33006
3.5%, 04/01/45	13,926 M	14,534,265
		55,796,221
Total Federal Home Loan Mortgage Corporation		86,852,079

Federal National Mortgage Association 52.1%
Collateralized Mortgage Obligations:
FNR 12-47 AI
3%, 05/25/22	8,233 M	551,950
FNR 03-32 BZ
6%, 11/25/32	534 M	616,053
		1,168,003
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June
2.5%, 06/16/30(a)	2,480 M	2,533,353
20-Year:
FNMA 758564
6%, 09/01/24	255 M	291,067
25-Year:
FNMA 251808
10%, 04/01/18	8 M	7,847
30-Year:
FNMA 426830
8%, 11/01/24	20 M	20,579
FNMA 738887
5.5%, 10/01/33	415 M	469,009
FNMA 748895
6%, 12/01/33	143 M	159,184
FNMA 881279
5%, 11/01/36	1,519 M	1,719,501
FNMA 931533
4.5%, 07/01/39	2,809 M	3,058,643
FNMA 931535
5.5%, 07/01/39	1,802 M	2,046,943
FNMA AE0215
4%, 12/01/39	12,322 M	13,165,024
FNMA AD9193
5%, 09/01/40	10,613 M	11,875,404
FNMA AH8925
4.5%, 03/01/41	4,503 M	4,922,331
FNMA AI4728
4.5%, 07/01/41	19,684 M	21,480,778
FNMA AL2860
3%, 12/01/42	16,865 M	17,139,178
FNMA AB7845
3%, 02/01/43	12,013 M	12,207,540
FNMA AT2016
3%, 04/01/43	20,409 M	20,726,561

The accompanying notes are an integral part of the financial statements.

Securities Sold Short

at May 31, 2015 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA AW0972
4.5%, 05/01/44	4,161 M	$4,531,153
FNMA AL5718
3.5%, 09/01/44	8,228 M	8,630,456
FNMA AY1670
3.5%, 02/01/45	10,628 M	11,111,307
FNMA TBA 30 YR July
3%, 07/14/45(a)	10,500 M	10,605,209
		143,868,800
Total Federal National Mortgage Association		147,869,070

Government National Mortgage Corporation 12.2%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	17,025 M	19,020,127
Mortgage-Backed Securities:
30-Year:
GNMA 506805
6.5%, 06/15/29	84 M	95,708
GNMA II 004424
5%, 04/20/39	4,039 M	4,528,570
GNMA AG8936
4%, 02/15/44	10,122 M	10,935,278
		15,559,556
Total Government National Mortgage Corporation		34,579,683
Total U.S. Government Agency Obligations		269,300,832

U.S. Treasury Obligations 0.8%
U.S. Treasury Note
2.5%, 02/15/45	2,500 M	2,302,735
Total U.S. Treasury Obligations		2,302,735
Total U.S. Government Obligations (Cost $265,618,144)		271,603,567

	Shares
Institutional Money Market Funds 9.1%
State Street Institutional US Government Money Market Fund (Cost $25,746,568)	25,746,568	25,746,568
Total Investments 104.8% (Cost $291,364,712)†		297,350,135

Excess of Liabilities Over Other Assets (4.8)%		(13,588,308)

Net Assets 100.0%		$283,761,827

U.S. Government Agency Obligations 1.8%
Federal National Mortgage Association 1.8%
30-Year:
FNMA TBA 30 YR June
3.5%, 06/11/45 (a)
(Proceeds $ 5,208,008)	5,000 M	$5,221,485

†            Cost for federal income tax purposes is $291,364,712. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $5,985,423 of which $6,340,746 related to appreciated securities and $355,323 related to depreciated securities.

(a)The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at May 31, 2015

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	22.4%
Industrials	20.6%
Information Technology	14.1%
Financials	12.6%
Materials	6.9%
Health Care	6.9%
Energy	6.3%
Consumer Staples	2.9%
Utilities	0.9%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	19.0%
Switzerland	13.7%
Germany	11.5%
France	9.0%
United States	6.1%
Japan	5.0%
Netherlands	4.1%
Ireland	3.3%
India	3.0%
Norway	2.9%

Top 10 Holdings**

Description	Percent of Net Assets
Countrywide PLC	4.8%
Alent PLC	3.7%
Experian PLC	3.3%
Syngenta AG	3.2%
Shriram Transport Finance Co Ltd.	3.0%
Nestle SA	2.9%
ProSafe SE	2.9%
WPP PLC	2.7%
Nippon Television Holdings, Inc.	2.6%
SAP SE	2.6%
Total of Net Assets	31.7%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 8.6%
Energy 1.8%
Core Laboratories NV	21,000	$2,467,080

Information Technology 6.8%
BlackBerry Ltd.*	327,000	3,204,600
Check Point Software Technologies Ltd.*	40,000	3,388,800
TE Connectivity Ltd.	38,000	2,622,000
		9,215,400
Total Domestic Common Stocks (Cost $9,784,655)		11,682,480

Foreign Stocks & ADR’s 85.0%
Australia 1.6%
WorleyParsons Ltd. (a)	260,000	2,151,841

China 1.3%
CAR, Inc. *(a)	750,000	1,794,005

Cyprus 2.6%
Bank of Cyprus Pcl *(a)	15,000,000	3,504,291

Denmark 2.5%
ISS A/S (a)	100,000	3,427,239

France 9.0%
Christian Dior SE (a)	14,000	2,803,574
Edenred SA (a)	105,000	2,650,360
Renault SA (a)	31,000	3,209,251
Sanofi (a)	35,500	3,496,053
		12,159,238
Germany 11.5%
Allianz SE ADR	185,000	2,916,525
Bayerische Motoren Werke AG (a)	20,000	2,215,785
Brenntag AG (a)	52,447	3,172,645
Fresenius SE &Co KGaA (a)	37,000	2,360,263
NORMA Group AG (a)	25,000	1,342,223
SAP SE (a)	48,000	3,563,717
		15,571,158
Greece 1.4%
OPAP SA (a)	200,000	1,944,099

Hong Kong 2.2%
Chow Tai Fook
Jewellery Group Ltd. (a)	2,400,000	2,945,922

India 3.0%
Shriram Transport Finance Co Ltd. (a)	315,000	4,057,463

Ireland 3.3%
Experian PLC (a)	235,000	4,488,085

Japan 5.0%
CyberAgent, Inc. (a)	69,600	3,222,122
Nippon Television Holdings, Inc. (a)	210,000	3,580,153
		6,802,275
Netherlands 2.3%
Randstad Holding NV (a)	53,000	3,063,398

Norway 2.9%
ProSafe SE (a)	1,041,359	3,947,300

South Korea 2.4%
Samsung Electronics Co Ltd. (a)	2,800	3,293,848

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Spain 0.9%
Red Electrica Corp SA (a)	15,000	$1,260,850

Sweden 2.3%
Telefonaktiebolaget LM Ericsson (a)	280,000	3,151,560

Switzerland 11.8%
Adecco SA (a)	39,000	3,102,689
Nestle SA (a)	52,000	4,028,803
Roche Holding AG (a)	11,000	3,353,583
SGS SA (a)	650	1,248,992
Syngenta AG (a)	9,500	4,322,848
		16,056,915
United Kingdom 19.0%
Alent PLC (a)	861,521	5,028,567
BCA Marketplace PLC *(a)	1,140,000	2,822,649
Bunzl PLC (a)	45,000	1,306,412
Compass Group PLC *(a)	75,000	1,313,547
Countrywide PLC (a)	720,000	6,592,638
Rightmove PLC (a)	51,000	2,609,770
Royal Mail PLC (a)	300,000	2,403,690
WPP PLC (a)	158,000	3,732,938
		25,810,211
Total Foreign Stocks & ADR’s (Cost $97,411,205)		115,429,698

Institutional Money Market Funds 3.6%
State Street Institutional US Government Money Market Fund (Cost $4,882,667)	4,882,667	4,882,667
Total Investments 97.2% (Cost $112,078,527)†		131,994,845

Other Assets in Excess of Liabilities 2.8%		3,746,603

Net Assets 100.0%		$135,741,448

*		Non-income producing.

†

Cost for federal income tax purposes is $112,078,527. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $19,916,318 of which $24,585,508 related to appreciated securities and $4,669,190 related to depreciated securities.

(a)		Fair valued.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at May 31, 2015

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	17.3%
1 yr. to 2.99 yrs.	50.0%
3 yrs. to 3.99 yrs.	18.4%
4 yrs. to 5.99 yrs.	7.3%
6 yrs. to 7.99 yrs.	7.0%
8 yrs. and over	0.0%

Average Effective Duration (for all Fixed Income Holdings) 0.5 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHR 4022 AH	1.50%	12/15/25	7.3%
FNR 10-64 AD	3.00%	12/25/20	6.4%
FHR 4039 PB	1.50%	05/15/27	4.8%
FNR 12-53 CD	1.50%	05/25/22	4.6%
FNR 11-137 KC	2.00%	01/25/27	4.3%
FHR 4238 TL	1.25%	08/15/27	2.6%
WBCMT 2007 C30 A5	5.342%	12/15/43	2.4%
FNR 11-15 HC	2.50%	03/25/26	2.0%
FNR 11-67 DA	4.50%	07/25/21	1.8%
Prospect Capital Corp.	5.00%	07/15/19	1.8%
Total of Net Assets			38.0%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 37.3%

U.S. Government Agency Obligations 37.3%

Federal Home Loan Mortgage Corporation 15.9%

Collateralized Mortgage Obligations:

FHR 2353 TD
6%, 09/15/16	10 M	$9,805
FHR 3604 AG
4%, 12/15/17	484 M	486,259
FHR 3874 BD
3%, 06/15/21	4,787 M	4,935,419
FHR 4022 AH
1.5%, 12/15/25	42,934 M	42,485,405
FHR 4039 PB
1.5%, 05/15/27	28,126 M	27,910,954
FHR 4238 TL
1.25%, 08/15/27	15,418 M	15,232,182
FHR 2927 ED
4%, 01/15/35	615 M	632,677
		91,692,701
Mortgage-Backed Securities:

15-Year:
FHLMC E01009
6.5%, 08/01/16	31 M	31,838
FHLMC G11585
7%, 02/01/17	1 M	1,112
FHLMC E88357
6.5%, 03/01/17	13 M	13,308
FHLMC J05907
6%, 08/01/19	1,122 M	1,187,962
		1,234,220
20-Year:
FHLMC D94982
7%, 04/01/16	4 M	3,530
FHLMC D94230
7.5%, 10/01/19	24 M	24,297
		27,827
30-Year:
FHLMC G00100
8%, 02/01/23	4 M	5,056

Total Federal Home Loan Mortgage Corporation		92,959,804

Federal National Mortgage Association 21.4%

Collateralized Mortgage Obligations:

FNR 10-64 AD
3%, 12/25/20	36,247 M	37,272,775
FNR 11-67 DA
4.5%, 07/25/21	10,132 M	10,644,050
FNR 12-53 CD
1.5%, 05/25/22	26,719 M	26,889,864
FNR 12-47 AI
3%, 05/25/22	8,718 M	584,417
FNR 11-90 AL
3.5%, 09/25/23	9,721 M	10,120,521
FNR 11-15 HC
2.5%, 03/25/26	11,771 M	11,992,203
FNR 11-137 KC
2%, 01/25/27	24,417 M	24,911,330
FNR 09-32 BH
5.25%, 05/25/39	1,489 M	1,545,710
		123,960,870
Mortgage-Backed Securities

15-Year:
FNMA 574598
6%, 05/01/16	6 M	5,967
FNMA 671380
6%, 11/01/17	34 M	34,761
FNMA 725284
7%, 11/01/18	102 M	105,128
FNMA 985670
6.5%, 10/01/21	637 M	694,179
		840,035
20-Year:
FNMA 619191
6.5%, 12/01/15	3 M	3,092

30-Year:
FNMA 626664
6%, 04/01/17	57 M	58,777
FNMA 479421
7%, 09/01/21	19 M	19,179

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA 207530
8.25%, 04/01/22	8 M	$7,762
FNMA 175123
7.45%, 08/01/22	92 M	98,716
		184,434
Total Federal National Mortgage Association		124,988,431

Government National Mortgage Corporation 0.0%+

Mortgage-Backed Securities:

15-Year:
GNMA 489953
6%, 12/15/16	6 M	6,034

20-Year:
GNMA 628440
7%, 04/15/24	116 M	128,018

30-Year:
GNMA II 495
10%, 02/20/16	12	12

Total Government National Mortgage Corporation		134,064

Total U.S. Government Obligations (Cost $217,940,049)		218,082,299

Domestic Corporate Bonds 51.7%

Basic Industry 5.7%
Allegheny Technologies, Inc.
6.375%, 08/15/23	1,949 M	2,050,884
ArcelorMittal
5.25%, 02/25/17	3,000 M	3,135,000
Ashland, Inc.
3.875%, 04/15/18	7,000 M	7,237,650
Dow Chemical Co.
5.7%, 05/15/18	2,500 M	2,791,485
Methanex Corp.
5.25%, 03/01/22	5,105 M	5,546,848
Newmont Mining Corp.
5.125%, 10/01/19	9,200 M	10,083,145
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,500 M	2,488,785
		33,333,797
Communications 7.4%
American Tower Corp.
4.5%, 01/15/18	5,000 M	5,335,505
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	7,000 M	7,428,750
DIRECTV Holdings LLC
3.8%, 03/15/22	7,500 M	7,708,515
Intelsat Jackson Holdings SA
7.25%, 10/15/20	3,000 M	3,052,500
Rogers Communications, Inc.
6.8%, 08/15/18	5,000 M	5,771,185
Sprint Communications, Inc.
7%, 08/15/20	1,000 M	1,022,500
T-Mobile USA, Inc.
6.464%, 04/28/19	7,000 M	7,249,375
Verizon Communications, Inc.
5.15%, 09/15/23	5,000 M	5,595,035
		43,163,365
Consumer Cyclical 10.7%
American Axle & Manufacturing, Inc.
5.125%, 02/15/19	7,000 M	7,236,250
Brown Shoe Co., Inc.
7.125%, 05/15/19	5,000 M	5,200,000
Chrysler Group LLC
8.25%, 06/15/21	7,276 M	8,054,532
DR Horton, Inc.
4%, 02/15/20	5,000 M	5,050,000
Ford Motor Credit Co LLC
5%, 05/15/18	5,000 M	5,421,570
General Motors Financial Co., Inc.
6.75%, 06/01/18	5,000 M	5,614,785
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	7,000 M	7,385,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	4,000 M	4,235,000
Lennar Corp.
4.125%, 12/01/18	7,000 M	7,175,000
Toll Brothers Finance Corp.
4%, 12/31/18	7,000 M	7,192,500
		62,564,637
Consumer Non-Cyclical 8.5%
Actavis Funding SCS
3%, 03/12/20	5,000 M	5,075,735
Biomet, Inc.
6.5%, 08/01/20	7,500 M	7,935,000
Capella Healthcare, Inc.
9.25%, 07/01/17	4,168 M	4,293,040
CHS/Community Health Systems, Inc.
8%, 11/15/19	7,202 M	7,670,130
Community Health Systems, Inc.
5.125%, 08/15/18	2,000 M	2,062,500
HCA, Inc.
6.5%, 02/15/20	5,000 M	5,593,750
Laboratory Corp of America Holdings
2.625%, 02/01/20	5,250 M	5,274,969
Quest Diagnostics, Inc.
2.5%, 03/30/20	5,000 M	5,016,420
US Foods, Inc.
8.5%, 06/30/19	6,357 M	6,658,958
		49,580,502
Energy 4.7%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	6,722 M	7,237,342
Concho Resources, Inc.
7%, 01/15/21	3,000 M	3,180,000
Nabors Industries, Inc.
6.15%, 02/15/18	2,500 M	2,709,750
Rowan Cos, Inc.
4.875%, 06/01/22	3,775 M	3,764,385
Southwestern Energy Co.
3.3%, 01/23/18	4,000 M	4,114,720
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20	5,480 M	5,764,960
Weatherford Int’l. Ltd
5.125%, 09/15/20	750 M	769,084
		27,540,241
Financials 4.4%
Ares Capital Corp.
4.875%, 11/30/18	5,065 M	5,368,079
Brookfield Asset Management, Inc.
4%, 01/15/25	3,750 M	3,757,909
Fifth Street Finance Corp.
4.875%, 03/01/19	5,750 M	5,887,684
Prospect Capital Corp.
5%, 07/15/19	10,000 M	10,421,620
		25,435,292
Insurance 1.8%
Aflac, Inc.
2.4%, 03/16/20	5,000 M	5,075,695
American Int’l. Group, Inc.
4.125%, 02/15/24	5,000 M	5,287,070
		10,362,765
Real Estate 5.5%
ARC Properties Operating Partnership LP
2%, 02/06/17	5,945 M	5,826,100
3%, 02/06/19	3,375 M	3,256,875
CBL & Associates LP
5.25%, 12/01/23	5,000 M	5,234,090
Government Properties Income Trust
3.75%, 08/15/19	4,800 M	4,969,296
Realty Income Corp.
2%, 01/31/18	7,465 M	7,529,617
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,000 M	5,374,210
		32,190,188
Technology 3.0%
Amphenol Corp.
2.55%, 01/30/19	4,500 M	4,585,612
BMC Software, Inc.
7.25%, 06/01/18	3,000 M	2,917,500
Ericsson LM
4.125%, 05/15/22	2,778 M	2,964,987
SunGard Data Systems, Inc.
7.625%, 11/15/20	6,866 M	7,286,543
		17,754,642

Total Domestic Corporate Bonds (Cost $297,044,401)		301,925,429

Residential Mortgage-Backed Securities 3.9%

Financials 3.9%
Bear Stearns Trust FLT
2.6553%, 06/25/34	9,618 M	9,745,485
BOAMS 2004 5 3A1
4.5%, 06/25/19	5,110 M	5,170,440
GSR 2003 13 1A1
2.5803%, 10/25/33	7,618 M	7,702,283
Total Residential Mortgage-Backed Securities (Cost $22,612,849)		22,618,208

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Commercial Mortgage-Backed Securities 4.1%

Financials 4.1%
Merrill Lynch Mortgage Trust
5.107%, 07/12/38	10,000 M	$10,016,050
WBCMT 2007 C30 A5
5.342%, 12/15/43	13,450 M	14,206,529

Total Commercial Mortgage-Backed Securities (Cost $24,877,542)		24,222,579

	Shares
Institutional Money Market Funds 2.2%
State Street Institutional US Government Money Market Fund (Cost $12,781,029)	12,781,029	12,781,029
Total Investments 99.2% (Cost $575,255,870)†		579,629,544

Other Assets in Excess of Liabilities 0.8%		4,543,858

Net Assets 100.0%		$584,173,402

†            Cost for federal income tax purposes is $575,255,870. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $4,373,674 of which $6,499,174 related to appreciated securities and $2,125,500 related to depreciated securities.

+            Represents less than 0.05% of net assets.

At May 31, 2015, the following futures contracts were outstanding with $2,043,255 in cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)

Short, 2,350 U.S. Treasury 5-Year Note futures contracts	6/15	$281,357,423	$(794,577)

Net payments of variation margin and/or brokerage fees			317,233

Variation margin payable on open futures contracts			$(477,344)

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Unaudited)

Fund Profile

at May 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.2%
Industrials	17.9%
Financials	17.8%
Consumer Discretionary	17.6%
Health Care	13.8%
Energy	4.5%
Consumer Staples	3.6%
Utilities	2.7%
Materials	1.6%

Top 10 Holdings**

Description	Percent of Net Assets
Nuance Communications, Inc.	3.7%
MEDNAX, Inc.	3.4%
Quanta Services, Inc.	3.1%
ON Semiconductor Corp.	2.8%
Waste Connections, Inc.	2.8%
ITC Holdings Corp.	2.7%
Informatica Corp.	2.5%
DENTSPLY Int’l., Inc.	2.4%
Genesee & Wyoming, Inc.	2.4%
Jarden Corp.	2.3%
Total of Net Assets	28.1%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 94.0%
Consumer Discretionary 17.6%
Ascena Retail Group, Inc.*	146,000	$2,157,880
Bloomin’ Brands, Inc.	117,140	2,630,965
BorgWarner, Inc.	38,930	2,341,640
Jarden Corp.*	54,515	2,892,566
John Wiley & Sons, Inc.	35,970	2,086,979
Life Time Fitness, Inc.*	39,060	2,808,414
LKQ Corp.*	95,620	2,731,863
MDC Partners, Inc.	53,900	1,142,680
PVH Corp.	11,200	1,171,968
TRI Pointe Homes, Inc.*	177,500	2,559,550
		22,524,505
Consumer Staples 3.6%
Church & Dwight Co., Inc.	30,330	2,546,810
Flowers Foods, Inc.	94,830	2,129,882
		4,676,692
Energy 4.5%
Core Laboratories NV	12,100	1,421,508
FMC Technologies, Inc.*	31,900	1,333,101
Noble Energy, Inc.	42,400	1,856,272
Range Resources Corp.	20,400	1,130,364
		5,741,245
Financials 14.2%
Affiliated Managers Group, Inc.*	10,970	2,453,550
City National Corp.	14,440	1,331,079
East West Bancorp, Inc.	65,390	2,805,231
HCC Insurance Holdings, Inc.	44,870	2,565,667
Invesco Ltd.	69,050	2,750,261
Raymond James Financial, Inc.	35,480	2,062,098
Signature Bank*	8,900	1,242,885
SVB Financial Group*	12,130	1,636,458
WR Berkley Corp.	28,040	1,373,960
		18,221,189
Health Care 13.8%
Bio-Rad Laboratories, Inc.*	7,829	1,130,273
Bio-Techne Corp.	13,900	1,407,375
DENTSPLY Int’l., Inc.	60,160	3,130,425
Henry Schein, Inc.*	18,880	2,674,730
MEDNAX, Inc.*	60,600	4,313,508
STERIS Corp.	19,100	1,276,453
Varian Medical Systems, Inc.*	21,600	1,870,560
Zimmer Holdings, Inc.	16,500	1,882,485
		17,685,809
Industrials 17.9%
Ametek, Inc.	46,905	2,521,613
Flowserve Corp.	37,780	2,077,900
Genesee & Wyoming, Inc.*	37,900	3,120,686
Jacobs Engineering Group, Inc.*	60,220	2,605,117
Masco Corp.	72,740	1,969,072
Quanta Services, Inc.*	136,750	4,009,510
Stericycle, Inc.*	13,945	1,914,648
Swift Transportation Co.*	53,600	1,247,272
Waste Connections, Inc.	72,370	3,512,116
		22,977,934
Information Technology 18.1%
Altera Corp.	39,560	1,932,506
Dolby Laboratories, Inc.	59,390	2,325,118
Informatica Corp.*	65,710	3,180,364
Microchip Technology, Inc.	58,400	2,869,192
Nuance Communications, Inc.*	280,970	4,739,964
ON Semiconductor Corp.*	270,780	3,590,543
Open Text Corp.	32,660	1,386,090
Plantronics, Inc.	23,240	1,282,151
Skyworks Solutions, Inc.	17,650	1,930,204
		23,236,132
Materials 1.6%
Steel Dynamics, Inc.	92,150	2,009,792

Utilities 2.7%
ITC Holdings Corp.	99,110	3,497,592
Total Domestic Common Stocks (Cost $91,037,159)		120,570,890

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Foreign Stocks & ADR’s 1.1%
Israel 1.1%
NICE Systems Ltd. ADR (Cost $598,748)	22,120	$1,386,924

Real Estate Investment Trusts 3.6%
Financials 3.6%
Digital Realty Trust, Inc.(a)	29,770	1,966,011
Home Properties, Inc.(a)	35,740	2,656,197
Total Real Estate Investment Trusts (Cost $3,672,369)		4,622,208

Institutional Money Market Funds 1.5%
State Street Institutional US Government Money Market Fund (Cost $1,877,488)	1,877,488	1,877,488
Total Investments 100.2% (Cost $97,185,764)†		128,457,510

Excess of Liabilities Over Other Assets (0.2)%		(226,673)

Net Assets 100.0%		$128,230,837

*		Non-income producing.

†

Cost for federal income tax purposes is $97,185,764. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $31,271,746 of which $33,657,795 related to appreciated securities and $2,386,049 related to depreciated securities.

(a)		Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at May 31, 2015

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Corporate Bonds	61.4%
Domestic Common Stocks	12.4%
U.S. Government Obligations	11.9%
Domestic Exchange Traded Funds	4.8%
Real Estate Investment Trusts	0.3%
Bank Loans	0.2%
Cash and Other	9.0%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares Int’l. Select Dividend ETF	4.8%
Apple, Inc.	0.8%
ExxonMobil Corp.	0.5%
Altria Group, Inc.	0.4%
Goldman Sachs Group, Inc.	0.4%
Gilead Sciences, Inc.	0.4%
Valero Energy Corp.	0.3%
Lockheed Martin Corp.	0.3%
General Electric Co.	0.3%
Archer-Daniels-Midland Co.	0.3%
Total of Net Assets	8.5%

Top 10 Fixed Income Holdings*

	Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AY1670	3.50%	02/01/45	1.2%
FNMA AT2016	3.00%	04/01/43	1.2%
Kindred Healthcare, Inc.	8.75%	01/15/23	1.2%
FHLMC Q29260	4.00%	10/01/44	1.2%
FHLMC Q29056	4.00%	10/01/44	1.1%
TransDigm, Inc.	6.50%	07/15/24	1.1%
Argos Merger Sub, Inc.	7.125%	03/15/23	1.0%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	1.0%
FHLMC A90197	4.50%	12/01/39	1.0%
GNR 10-169 AW	4.50%	12/20/40	1.0%
Total of Net Assets			11.0%

Average Effective Duration (for all Fixed Income Holdings) 3.9 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at May 31, 2015 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 11.9%
U.S. Government Agency Obligations 11.9%
Federal Home Loan Mortgage Corporation 4.7%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,520 M	$1,557,938
30-Year:
FHLMC A90197
4.5%, 12/01/39	2,789 M	3,034,104
FHLMC Q02664
4.5%, 08/01/41	2,572 M	2,798,782
FHLMC Q29260
4%, 10/01/44	3,229 M	3,460,767
FHLMC Q29056
4%, 10/01/44	3,114 M	3,337,856
		12,631,509
Total Federal Home Loan Mortgage Corporation		14,189,447
Federal National Mortgage Association 5.5%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June
2.5%, 06/16/30(a)	1,500 M	1,532,270
30-Year:
FNMA 725610
5.5%, 07/01/34	840 M	955,191
FNMA AD9193
5%, 09/01/40	1,551 M	1,735,636
FNMA AH8925
4.5%, 03/01/41	1,101 M	1,203,685
FNMA AR9195
3%, 03/01/43	2,167 M	2,201,354
FNMA AT2016
3%, 04/01/43	3,474 M	3,527,925
FNMA AY1670
3.5%, 02/01/45	3,576 M	3,738,384
FNMA TBA 30 YR July
3%, 07/14/45(a)	2,000 M	2,020,040
		15,382,215
Total Federal National Mortgage Association		16,914,485
Government National Mortgage Corporation 1.7%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,009,010
GNR 12-147 IO
0.6004%, 04/16/54	14,024 M	632,145
		3,641,155

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,403 M	$1,540,450
Total Government National Mortgage Corporation		5,181,605
Total U.S. Government Obligations (Cost $35,689,375)		36,285,537
Domestic Corporate Bonds 61.4%
Basic Industry 5.0%
Agrium, Inc.
3.375%, 03/15/25	1,250 M	1,222,580
Alfa SAB de CV
5.25%, 03/25/24(b)	1,770 M	1,867,350
Allegheny Technologies, Inc.
6.375%, 08/15/23	701 M	737,645
Barrick Gold Corp.
4.1%, 05/01/23	1,620 M	1,605,596
Glencore Funding LLC
4.125%, 05/30/23(b)	1,150 M	1,148,472
Louisiana-Pacific Corp.
7.5%, 06/01/20	2,000 M	2,150,000
Methanex Corp.
5.25%, 03/01/22	1,000 M	1,086,552
Monsanto Co.
2.85%, 04/15/25	1,010 M	965,135
Packaging Corp of America
4.5%, 11/01/23	140 M	147,900
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,550 M	1,543,047
Steel Dynamics, Inc.
5.5%, 10/01/24	2,750 M	2,842,812
		15,317,089
Capital Goods 2.2%
Ardagh Holdings USA, Inc.
6.25%, 01/31/19(b)	2,000 M	2,045,000
3.2706%, 12/15/19(b)	1,150 M	1,135,625
TransDigm, Inc.
6.5%, 07/15/24	3,250 M	3,331,250
		6,511,875
Communications 11.3%
21st Century Fox America, Inc.
3.7%, 09/15/24	1,000 M	1,033,155
Bankrate, Inc.
6.125%, 08/15/18(b)	2,225 M	2,191,625
British Sky Broadcasting Group
3.75%, 09/16/24(b)	1,000 M	1,009,993
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	1,160 M	1,170,150
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	2,175 M	2,226,656
Digicel Ltd.
6%, 04/15/21(b)	2,000 M	1,980,000
DIRECTV Holdings LLC
3.8%, 03/15/22	2,090 M	2,148,106
Intelsat Jackson Holdings SA
6.625%, 12/15/22	3,000 M	2,805,000
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	2,150 M	2,235,013
Level 3 Financing, Inc.
5.375%, 08/15/22	2,048 M	2,101,760
Netflix, Inc.
5.75%, 03/01/24	2,000 M	2,100,000
Numericable-SFR SAS
6%, 05/15/22(b)	2,350 M	2,379,375
Outerwall, Inc.
5.875%, 06/15/21(b)	2,000 M	1,885,000
RCN Telecom Services LLC
8.5%, 08/15/20(b)	2,000 M	2,137,500
Rogers Communications, Inc.
4.1%, 10/01/23	1,780 M	1,868,262
Sprint Communications, Inc.
7%, 08/15/20	2,500 M	2,556,250
Verizon Communications, Inc.
3.5%, 11/01/24	550 M	551,174
6.55%, 09/15/43	1,500 M	1,820,154
		34,199,173
Consumer Cyclical 11.8%
Argos Merger Sub, Inc.
7.125%, 03/15/23(b)	3,000 M	3,187,500
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	2,050 M	2,088,312
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	2,180 M	2,250,850
CEC Entertainment, Inc.
8%, 02/15/22	1,500 M	1,530,000
Chrysler Group LLC
8.25%, 06/15/21	2,072 M	2,293,704
Family Tree Escrow LLC
5.75%, 03/01/23(b)	2,000 M	2,117,500
Ford Motor Credit Co LLC
3.664%, 09/08/24	2,405 M	2,414,495
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	850 M	896,750
Int’l. Game Technology PLC
5.625%, 02/15/20(b)	3,000 M	2,955,000
KB Home
8%, 03/15/20	2,500 M	2,790,625
MGM Resorts Int’l.
6%, 03/15/23	2,000 M	2,082,500
QVC, Inc.
4.375%, 03/15/23	2,795 M	2,813,559
Scientific Games Int’l. Inc
7%, 01/01/22(b)	2,000 M	2,095,000
Toll Brothers Finance Corp.
5.875%, 02/15/22	2,050 M	2,244,750
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	2,090 M	2,096,086
WMG Acquisition Corp.
6.75%, 04/15/22(b)	2,000 M	1,952,500
		35,809,131
Consumer Non-Cyclical 7.4%
Capella Healthcare, Inc.
9.25%, 07/01/17	1,539 M	1,585,170
CHS/Community Health Systems, Inc.
6.875%, 02/01/22	1,685 M	1,805,056
Diamond Foods, Inc.
7%, 03/15/19(b)	2,200 M	2,282,500
JBS USA Finance, Inc.
5.75%, 06/15/25(b)	2,000 M	2,025,000
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	3,150 M	3,508,313
Laboratory Corp of America Holdings
3.6%, 02/01/25	1,455 M	1,431,256
Pernod Ricard SA
4.45%, 01/15/22(b)	1,980 M	2,140,835
Post Holdings, Inc.
6%, 12/15/22(b)	2,000 M	1,877,500
Serta Simmons Holdings LLC
8.125%, 10/01/20(b)	2,000 M	2,140,000
US Foods, Inc.
8.5%, 06/30/19	1,842 M	1,929,495
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	1,674 M	1,728,405
		22,453,530
Energy 7.1%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	1,614 M	1,737,737
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	520 M	525,632
Crestwood Midstream Partners LP
6.25%, 04/01/23(b)	1,000 M	1,058,180
EQT Midstream Partners LP
4%, 08/01/24	1,000 M	970,577
Ferrellgas LP / Ferrellgas Finance Corp.
6.75%, 01/15/22	1,000 M	1,027,500
Nabors Industries, Inc.
5.1%, 09/15/23	1,000 M	1,004,361
Oceaneering Int’l. Inc
4.65%, 11/15/24	1,750 M	1,783,150
Penn Virginia Resource Partners LP
8.375%, 06/01/20	1,778 M	1,960,049
Rowan Cos, Inc.
4.875%, 06/01/22	2,650 M	2,642,548
Southwestern Energy Co.
4.05%, 01/23/20	1,148 M	1,189,993
4.95%, 01/23/25	875 M	908,750
Targa Resources Partners LP
5%, 01/15/18(b)	2,110 M	2,189,125
Weatherford Int’l. Ltd
5.125%, 09/15/20	2,520 M	2,584,124
Williams Cos, Inc.
4.55%, 06/24/24	2,000 M	2,046,254
		21,627,980
Financials 5.4%
Bank of America Corp.
4.2%, 08/26/24	1,000 M	1,015,803

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Brookfield Asset Management, Inc.
4%, 01/15/25	2,050 M	$2,054,323
Fifth Street Finance Corp.
4.875%, 03/01/19	1,750 M	1,791,904
Jefferies Finance LLC
7.5%, 04/15/21(b)	2,000 M	2,002,500
Nationstar Mortgage LLC
6.5%, 06/01/22	3,000 M	2,838,750
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	1,000 M	1,013,099
Popular, Inc.
7%, 07/01/19	2,000 M	2,067,500
Prospect Capital Corp.
5%, 07/15/19	1,600 M	1,667,459
Wells Fargo & Co
4.1%, 06/03/26	1,750 M	1,804,324
		16,255,662
Insurance 3.3%
Genworth Holdings, Inc.
7.625%, 09/24/21	2,000 M	2,120,000
Kemper Corp.
4.35%, 02/15/25	2,000 M	2,024,286
Prudential Financial, Inc.
5.375%, 05/15/45	2,250 M	2,268,281
TIAA Asset Management Finance Co LLC
4.125%, 11/01/24(b)	1,990 M	2,061,782
XL Group PLC
6.5%, 10/29/49(c)	1,925 M	1,663,200
		10,137,549
Real Estate 4.1%
ARC Properties Operating Partnership LP
2%, 02/06/17	567 M	555,660
3%, 02/06/19	166 M	160,190
4.6%, 02/06/24	2,105 M	2,089,213
CBL & Associates LP
5.25%, 12/01/23	1,715 M	1,795,293
Hospitality Properties Trust
4.5%, 03/15/25	2,175 M	2,179,298
Piedmont Operating Partnership LP
4.45%, 03/15/24	1,415 M	1,459,841
Retail Opportunity Investments Partnership LP
5%, 12/15/23	2,865 M	3,079,422
Retail Properties of America, Inc.
4%, 03/15/25	1,275 M	1,263,951
		12,582,868
Technology 3.5%
Amphenol Corp.
2.55%, 01/30/19	1,000 M	1,019,025
Ericsson LM
4.125%, 05/15/22	1,975 M	2,107,937
Fidelity National Information Services, Inc.
3.875%, 06/05/24	1,000 M	1,017,293
Micron Technology, Inc.
5.5%, 02/01/25(b)	2,060 M	2,049,494
QUALCOMM, Inc.
4.8%, 05/20/45	2,500 M	2,486,700
Seagate HDD Cayman
4.75%, 06/01/23	1,725 M	1,800,417
		10,480,866
Transportation 0.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,000 M	1,009,808
Total Domestic Corporate Bonds (Cost $183,593,390)		186,385,531

Bank Loans 0.2%
Basic Industry 0.2%
Performance Food Group, Inc. 5.51%, 11/14/19(d) (Cost $687,259)	698 M	703,170

	Shares
Domestic Common Stocks 12.4%
Consumer Discretionary 1.5%
Best Buy Co., Inc.	22,700	787,690
Carnival Corp.	13,800	639,354
Darden Restaurants, Inc.	8,400	550,536
General Motors Co.	11,600	417,252
L Brands, Inc.	9,000	778,680
Lowe’s Cos, Inc.	10,200	713,796
Target Corp.	6,100	483,852
		4,371,160
Consumer Staples 1.5%
Altria Group, Inc.	26,700	1,367,040
Archer-Daniels-Midland Co.	17,800	940,730
Kroger Co.	9,600	698,880
Philip Morris Int’l., Inc.	10,000	830,700
Wal-Mart Stores, Inc.	10,600	787,262
		4,624,612
Energy 1.2%
Chevron Corp.	3,700	381,100
Ensco PLC	5,100	119,850
ExxonMobil Corp.	18,500	1,576,200
Noble Corp plc	31,400	525,950
Valero Energy Corp.	17,300	1,024,852
		3,627,952
Financials 1.4%
Capital One Financial Corp.	5,900	493,004
CME Group, Inc.	9,600	904,320
Endurance Specialty Holdings Ltd.	2,600	158,028
Goldman Sachs Group, Inc.	6,600	1,360,854
JPMorgan Chase & Co.	13,800	907,764
MetLife, Inc.	9,300	486,018
		4,309,988
Health Care 2.1%
AmerisourceBergen Corp.	7,100	799,176
Amgen, Inc.	4,300	671,918
Anthem, Inc.	4,000	671,400
Edwards Lifesciences Corp.*	4,700	614,384
Gilead Sciences, Inc.	10,500	1,178,835
ICON PLC*	3,000	194,610
Mallinckrodt PLC*	3,500	453,040
Merck & Co., Inc.	13,300	809,837
Pfizer, Inc.	24,800	861,800
		6,255,000
Industrials 0.9%
Boeing Co.	5,300	744,756
General Electric Co.	34,500	940,815
Lockheed Martin Corp.	5,300	997,460
		2,683,031
Information Technology 2.7%
Apple, Inc.	18,600	2,423,208
eBay, Inc.*	12,300	754,728
Electronic Arts, Inc.*	13,700	859,743
Facebook, Inc.*	6,700	530,573
Fiserv, Inc.*	6,500	520,975
Google, Inc. Cl A*	1,300	708,916
Paychex, Inc.	4,800	237,168
Skyworks Solutions, Inc.	6,600	721,776
Visa, Inc.	10,800	741,744
Western Union Co.	35,600	781,420
		8,280,251
Materials 0.4%
Int’l. Paper Co.	7,900	409,457
LyondellBasell Industries NV	8,100	818,910
		1,228,367
Telecommunication Services 0.4%
AT&T, Inc.	20,000	690,800
Verizon Communications, Inc.	11,500	568,560
		1,259,360
Utilities 0.3%
Pepco Holdings, Inc.	20,400	555,900
Public Service Enterprise Group, Inc.	8,000	341,040
		896,940
Total Domestic Common Stocks (Cost $34,869,816)		37,536,661
Domestic Exchange Traded Funds 4.8%
Equity Funds 4.8%
iShares Int’l. Select Dividend ETF (Cost $14,875,439)	423,400	14,526,854

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Real Estate Investment Trusts 0.3%
Industrials 0.3%
Iron Mountain, Inc.	24,700	$900,809

Materials 0.0%
Weyerhaeuser Co.	2,400	78,144

Total Real Estate Investment Trusts (Cost $980,419)		978,953
Institutional Money Market Funds 9.3%
State Street Institutional US Government Money Market Fund (Cost $28,341,674)	28,341,674	28,341,674
Total Investments 100.3% (Cost $299,037,372)†		304,758,380

Excess of Liabilities Over Other Assets (0.3)%		(1,000,828)

Net Assets 100.0%		$303,757,552

*      Non-income producing.

†                  Cost for federal income tax purposes is $299,037,372. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $5,721,008 of which $7,171,103 related to appreciated securities and $1,450,095 related to depreciated securities.

(a)              The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)              Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the market value of rule 144A securities amounted to $63,347,269 or 20.86% of net assets.

(c)               XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)              Performance Food Group, Inc. has a variable interest rate that floats quarterly on 14th of February, May, August, and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at May 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	23.2%
Industrials	20.0%
Health Care	18.4%
Consumer Discretionary	15.6%
Financials	15.2%
Energy	3.3%
Materials	1.1%

Top 10 Holdings**

Description	Percent of Net Assets
QLogic Corp.	2.2%
Bloomin’ Brands, Inc.	2.0%
ON Semiconductor Corp.	1.8%
Nuance Communications, Inc.	1.8%
Toro Co.	1.7%
Globus Medical, Inc.	1.6%
IPC The Hospitalist Co., Inc.	1.6%
Evercore Partners, Inc.	1.6%
Oxford Industries, Inc.	1.6%
Sirona Dental Systems, Inc.	1.6%
Total of Net Assets	17.5%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 91.9%
Consumer Discretionary 15.6%
American Eagle Outfitters, Inc.	716,400	$11,727,468
Bloomin’ Brands, Inc.	896,400	20,133,144
KB Home	551,200	8,146,736
Life Time Fitness, Inc.*	143,100	10,288,890
MDC Partners, Inc.	637,066	13,505,799
Men’s Wearhouse, Inc.	245,500	14,241,455
Oxford Industries, Inc.	218,300	16,562,421
Penn National Gaming, Inc.*	825,400	13,726,402
Select Comfort Corp.*	405,800	12,640,670
Texas Roadhouse, Inc.	374,800	13,125,496
TRI Pointe Homes, Inc.*	1,053,700	15,194,354
Vitamin Shoppe, Inc.*	287,700	11,421,690
		160,714,525
Energy 3.3%
Carrizo Oil & Gas, Inc.*	188,400	9,450,144
Dril-Quip, Inc.*	91,019	6,879,216
Gulfport Energy Corp.*	161,200	6,957,392
PDC Energy, Inc.*	183,500	10,943,940
		34,230,692
Financials 11.4%
East West Bancorp, Inc.	340,500	14,607,450
Endurance Specialty Holdings Ltd.	254,100	15,444,198
Evercore Partners, Inc.	326,100	16,621,317
HCC Insurance Holdings, Inc.	255,000	14,580,900
PRA Group, Inc.*	219,700	12,470,172
PrivateBancorp, Inc.	274,200	10,455,246
Stifel Financial Corp.*	235,800	12,558,708
Webster Financial Corp.	287,100	10,878,219
Western Alliance Bancorp*	325,900	10,216,965
		117,833,175
Health Care 18.4%
AngioDynamics, Inc.*	489,406	7,854,966
Bio-Rad Laboratories, Inc.*	72,135	10,414,130
Bio-Techne Corp.	117,400	11,886,750
Cynosure, Inc.*	230,900	8,243,130
Globus Medical, Inc.*	655,200	16,995,888
Haemonetics Corp.*	379,800	15,693,336
ICON PLC*	224,300	14,550,341
IPC The Hospitalist Co., Inc.*	341,700	16,869,729
Magellan Health Services, Inc.*	190,800	12,903,804
MedAssets, Inc.*	726,200	15,155,794
NuVasive, Inc.*	216,500	10,944,075
Omnicell, Inc.*	299,100	11,060,718
Owens & Minor, Inc.	303,200	10,102,624
Sirona Dental Systems, Inc.*	165,200	16,308,544
STERIS Corp.	151,600	10,131,428
		189,115,257
Industrials 20.0%
Clarcor, Inc.	241,356	14,869,943
Clean Harbors, Inc.*	211,800	11,932,812
Esterline Technologies Corp.*	139,000	15,035,630
Genesee & Wyoming, Inc.*	137,600	11,329,984
Healthcare Services Group, Inc.	490,600	14,821,026
Hub Group Inc.*	295,700	12,543,594
Interface, Inc.	675,500	14,543,515
Knight Transportation, Inc.	367,000	10,496,200
MasTec, Inc.*	317,000	5,598,220
MYR Group, Inc.*	337,900	10,001,840
Regal Beloit Corp.	130,800	10,227,252
Ritchie Bros Auctioneers, Inc.	497,500	14,059,350

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Swift Transportation Co.*	425,700	$9,906,039
Team, Inc.*	275,200	10,952,960
Toro Co.	254,200	17,384,738
Waste Connections, Inc.	215,500	10,458,215
Woodward Governor Co.	239,400	12,195,036
		206,356,354
Information Technology 22.1%
Acxiom Corp.*	650,200	10,773,814
Aspen Technology, Inc.*	255,400	10,931,120
Bottomline Technologies de, Inc.*	393,900	10,371,387
CommVault Systems, Inc.*	244,600	10,867,578
FEI Co.	67,300	5,491,680
Finisar Corp.*	490,300	10,737,570
j2 Global, Inc.	149,800	9,948,218
Lattice Semiconductor Corp.*	1,788,000	11,192,880
Microsemi Corp.*	423,700	15,418,443
Nuance Communications, Inc.*	1,112,700	18,771,249
ON Semiconductor Corp.*	1,427,400	18,927,324
Open Text Corp.	170,800	7,248,752
Plantronics, Inc.	186,800	10,305,756
Power Integrations, Inc.	215,200	10,923,552
QLogic Corp.*	1,455,500	22,589,360
Rovi Corp.*	591,300	9,910,188
Rudolph Technologies, Inc.*	874,500	11,141,130
Tower Semiconductor Ltd.*	681,900	10,521,717
Xcerra Corp.*	1,450,600	11,198,632
		227,270,350
Materials 1.1%
Berry Plastics Group, Inc.*	346,600	11,600,702
Total Domestic Common Stocks (Cost $729,809,185)		947,121,055
Foreign Stocks & ADR’s 1.1%
Israel 1.1%
NICE Systems Ltd. ADR (Cost $3,873,912)	177,800	11,148,060

Real Estate Investment Trusts 3.8%
Financials 3.8%
BioMed Realty Trust, Inc.(a)	669,900	13,659,261
Corporate Office Properties Trust(a)	522,600	13,415,142
Home Properties, Inc.(a)	166,000	12,337,120
Total Real Estate Investment Trusts (Cost $31,128,022)		39,411,523
Institutional Money Market Funds 3.4%
State Street Institutional US Government Money Market Fund (Cost $35,419,733)	35,419,733	35,419,733
Total Investments 100.2% (Cost $800,230,852)†		1,033,100,371

Excess of Liabilities Over Other Assets (0.2)%		(1,983,110)

Net Assets 100.0%		$1,031,117,261

*		Non-income producing.

†

Cost for federal income tax purposes is $800,230,852. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $232,869,519 of which $245,762,584 related to appreciated securities and $12,893,065 related to depreciated securities.

(a)		Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at May 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.3%
Health Care	17.5%
Financials	16.7%
Consumer Discretionary	10.8%
Consumer Staples	9.8%
Industrials	9.8%
Energy	6.3%
Materials	2.8%
Telecommunication Services	2.6%
Utilities	0.6%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.0%
Visa, Inc.	2.5%
Wells Fargo & Co.	2.5%
PepsiCo, Inc.	2.2%
Apple, Inc.	2.2%
Discover Financial Services	2.1%
Verizon Communications, Inc.	2.0%
Procter & Gamble Co.	2.0%
Merck & Co., Inc.	1.9%
Medtronic PLC	1.9%
Total of Net Assets	22.3%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 94.3%
Consumer Discretionary 10.8%
Bed Bath & Beyond, Inc.*	27,000	$1,925,640
BorgWarner, Inc.	42,000	2,526,300
Comcast Corp.	50,000	2,923,000
Gap, Inc.	33,000	1,264,890
Macy’s, Inc.	28,000	1,874,600
McDonald’s Corp.	39,000	3,741,270
Nordstrom, Inc.	15,000	1,089,600
Omnicom Group, Inc.	30,000	2,235,900
Priceline.com, Inc.*	1,500	1,758,060
Time Warner Cable, Inc.	15,000	2,713,350
Time Warner, Inc.	32,000	2,703,360
TJX Cos., Inc.	40,000	2,575,200
		27,331,170
Consumer Staples 8.1%
CVS Health Corp.	40,000	4,095,200
Kraft Foods Group, Inc.	42,000	3,546,900
McCormick & Co., Inc.	27,000	2,119,500
PepsiCo, Inc.	58,000	5,592,940
Procter & Gamble Co.	65,000	5,095,350
		20,449,890
Energy 6.3%
Baker Hughes, Inc.	40,000	2,578,400
ConocoPhillips	50,000	3,184,000
Devon Energy Corp.	40,000	2,608,800
EOG Resources, Inc.	20,000	1,773,800
Marathon Oil Corp.	88,000	2,392,720
Noble Energy, Inc.	40,000	1,751,200
Williams Cos., Inc.	33,000	1,686,300
		15,975,220
Financials 16.7%
ACE Ltd.	23,000	2,449,040
American Express Co.	35,000	2,790,200
CME Group, Inc.	40,000	3,768,000
Discover Financial Services	90,000	5,244,300
JPMorgan Chase & Co.	57,000	3,749,460
McGraw-Hill Financial, Inc.	43,000	4,461,250
MetLife, Inc.	60,000	3,135,600
Morgan Stanley	110,000	4,202,000
PNC Financial Services Group, Inc.	33,000	3,157,770
The Travelers Cos., Inc.	29,000	2,932,480
Wells Fargo & Co.	115,000	6,435,400
		42,325,500
Health Care 16.4%
Amgen, Inc.	27,000	4,219,020
Becton Dickinson & Co.	24,500	3,442,495
Bristol-Myers Squibb Co.	60,000	3,876,000
Eli Lilly & Co.	35,000	2,761,500
Gilead Sciences, Inc.	27,000	3,031,290
Johnson & Johnson	30,000	3,004,200
Medtronic PLC	63,680	4,860,058
Merck & Co., Inc.	80,000	4,871,200
Stryker Corp.	20,000	1,922,600
UnitedHealth Group, Inc.	40,000	4,808,400
Zimmer Holdings, Inc.	16,000	1,825,440
Zoetis, Inc.	57,500	2,861,775
		41,483,978
Industrials 9.3%
Canadian Pacific Railway Ltd.	19,000	3,129,490
Danaher Corp.	52,000	4,488,640
Emerson Electric Co.	50,000	3,015,500
Parker Hannifin Corp.	22,000	2,649,460
Precision Castparts Corp.	14,000	2,962,820
Tyco Int’l. Plc	60,000	2,421,600
United Parcel Service, Inc.	20,000	1,984,400
Verisk Analytics, Inc.*	40,000	2,903,200
		23,555,110
Information Technology 21.3%
Accenture PLC	27,000	2,593,080
Altera Corp.	58,000	2,833,300
ANSYS, Inc.*	27,500	2,447,500
Apple, Inc.	42,000	5,471,760
Check Point Software Technologies Ltd.*	38,000	3,219,360
Cisco Systems, Inc.	160,000	4,689,600

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Cognizant Technology Solutions Corp.*	35,000	$2,265,200
EMC Corp.	110,000	2,897,400
Google, Inc. Cl A*	3,500	1,908,620
Microsoft Corp.	160,000	7,497,600
Seagate Technology PLC	60,000	3,338,400
Synopsys, Inc.*	50,000	2,494,500
Texas Instruments, Inc.	85,000	4,753,200
Visa, Inc.	94,000	6,455,920
Western Union Co.	50,000	1,097,500
		53,962,940
Materials 2.8%
Ecolab, Inc.	35,000	4,012,750
Praxair, Inc.	25,000	3,071,500
		7,084,250
Telecommunication Services 2.0%
Verizon Communications, Inc.	105,000	5,191,200

Utilities 0.6%
AES Corp.	120,000	1,632,000
Total Domestic Common Stocks (Cost $156,802,094)		238,991,258
Foreign Stocks & ADR’s 3.9%
Mexico 0.6%
America Movil SAB de CV ADR	76,000	1,596,000

Netherlands 1.7%
Unilever NV ADR	101,200	4,321,240

Switzerland 1.6%
ABB Ltd. ADR	60,000	1,310,400
Roche Holding AG ADR	67,000	2,577,825
		3,888,225
Total Foreign Stocks & ADR’s (Cost $10,191,950)		9,805,465
Institutional Money Market Funds 1.6%
State Street Institutional US Government Money Market Fund (Cost $4,088,667)	4,088,667	4,088,667
Total Investments 99.8% (Cost $171,082,711)†		252,885,390

Other Assets in Excess of Liabilities 0.2%		399,866

Net Assets 100.0%		$253,285,256

*   Non-income producing.

†          Cost for federal income tax purposes is $171,082,711. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $81,802,679 of which $84,451,992 related to appreciated securities and $2,649,313 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund

(Unaudited)

Fund Profile

at May 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Industrials	19.8%
Information Technology	18.2%
Consumer Discretionary	17.3%
Financials	16.2%
Health Care	13.2%
Energy	4.5%
Consumer Staples	3.4%
Utilities	2.4%
Materials	1.4%

Top 10 Holdings**

Description	Percent of Net Assets
Nuance Communications, Inc.	3.5%
MEDNAX, Inc.	3.2%
Quanta Services, Inc.	3.0%
ON Semiconductor Corp.	2.7%
Waste Connections, Inc.	2.5%
Genesee & Wyoming, Inc.	2.4%
ITC Holdings Corp.	2.4%
Informatica Corp.	2.4%
DENTSPLY Int’l., Inc.	2.3%
Invesco Ltd.	2.2%
Total of Net Assets	26.6%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 92.0%
Consumer Discretionary 17.3%
Ascena Retail Group, Inc.*	168,770	$2,494,421
BorgWarner, Inc.	40,240	2,420,436
Coach, Inc.	35,450	1,253,866
Jarden Corp.*	56,835	3,015,665
John Wiley & Sons, Inc.	37,240	2,160,665
Life Time Fitness, Inc.*	41,400	2,976,660
MDC Partners, Inc.	85,400	1,810,480
Men’s Wearhouse, Inc.	39,900	2,314,599
PVH Corp.	14,570	1,524,605
Tractor Supply Co.	15,620	1,361,127
TRI Pointe Homes, Inc.*	192,500	2,775,850
		24,108,374
Consumer Staples 3.4%
Church & Dwight Co., Inc.	30,240	2,539,253
Flowers Foods, Inc.	101,235	2,273,738
		4,812,991
Energy 4.5%
Core Laboratories NV	14,540	1,708,159
FMC Technologies, Inc.*	33,100	1,383,249
Noble Energy, Inc.	44,500	1,948,210
Range Resources Corp.	22,050	1,221,791
		6,261,409
Financials 12.9%
Affiliated Managers Group, Inc.*	11,340	2,536,304
City National Corp.	14,970	1,379,935
East West Bancorp, Inc.	67,470	2,894,463
HCC Insurance Holdings, Inc.	48,700	2,784,666
Invesco Ltd.	77,180	3,074,079
Raymond James Financial, Inc.	35,350	2,054,542
Signature Bank*	10,960	1,530,564
SVB Financial Group*	13,100	1,767,321
		18,021,874
Health Care 13.2%
Bio-Rad Laboratories, Inc.*	8,227	1,187,732
Bio-Techne Corp.	14,400	1,458,000
DENTSPLY Int’l., Inc.	62,440	3,249,066
Henry Schein, Inc.*	19,460	2,756,898
MEDNAX, Inc.*	62,480	4,447,326
STERIS Corp.	20,500	1,370,015
Varian Medical Systems, Inc.*	22,400	1,939,840
Zimmer Holdings, Inc.	17,300	1,973,757
		18,382,634
Industrials 19.8%
Ametek, Inc.	46,400	2,494,464
Flowserve Corp.	38,920	2,140,600
Genesee & Wyoming, Inc.*	41,150	3,388,291
IHS, Inc.*	14,700	1,813,980
Interface, Inc.	93,280	2,008,318
Jacobs Engineering Group, Inc.*	62,250	2,692,935
Masco Corp.	78,250	2,118,228
Quanta Services, Inc.*	143,020	4,193,346
Stericycle, Inc.*	14,960	2,054,008
Swift Transportation Co.*	57,700	1,342,679
Waste Connections, Inc.	70,630	3,427,674
		27,674,523
Information Technology 17.1%
Altera Corp.	40,670	1,986,729
Dolby Laboratories, Inc.	55,650	2,178,698
Informatica Corp.*	68,090	3,295,556
Microchip Technology, Inc.	60,320	2,963,522
Nuance Communications, Inc.*	291,460	4,916,930
ON Semiconductor Corp.*	282,670	3,748,204
Open Text Corp.	33,790	1,434,048
Plantronics, Inc.	24,990	1,378,698
Skyworks Solutions, Inc.	18,340	2,005,662
		23,908,047
Materials 1.4%
Steel Dynamics, Inc.	89,090	1,943,053

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Utilities 2.4%
ITC Holdings Corp.	94,160	$3,322,906
Total Domestic Common Stocks (Cost $104,098,320)		128,435,811

Foreign Stocks & ADR’s 1.1%
Israel 1.1%
NICE Systems Ltd. ADR (Cost $868,008)	23,790	1,491,633

Real Estate Investment Trusts 3.3%
Financials 3.3%
Digital Realty Trust, Inc.*(a)(b)	30,770	2,032,051
Home Properties, Inc.*(a)(b)	34,430	2,558,838
Total Real Estate Investment Trusts (Cost $3,915,734)		4,590,889

Institutional Money Market Funds 3.7%
State Street Institutional US Government Money Market Fund (Cost $5,152,750)	5,152,750	5,152,750
Total Investments 100.1% (Cost $114,034,812)†		139,671,083

Excess of Liabilities Over Other Assets (0.1)%		(78,497)

Net Assets 100.0%		$139,592,586

*                   Non-income producing.

†                    Cost for federal income tax purposes is $114,034,812. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $25,636,271 of which $28,758,606 related to appreciated securities and $3,122,335 related to depreciated securities.

(a)             Real Estate Investment Trusts

(b)             Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at May 31, 2015

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	18.3%
1 yr. to 2.99 yrs.	6.4%
3 yrs. to 3.99 yrs.	9.3%
4 yrs. to 5.99 yrs.	25.2%
6 yrs. to 7.99 yrs.	30.7%
8 yrs. and over	10.1%

Average Effective Duration (for all Fixed Income Holdings) 3.8 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AY1670	3.50%	02/01/45	4.2%
FNMA TBA 15 YR June	2.50%	06/16/30	3.9%
FNMA TBA 30 YR July	3.00%	07/14/45	3.2%
FNMA AX0884	4.50%	10/01/44	2.6%
FHLMC G08637	4.00%	04/01/45	2.1%
FNMA AH8925	4.50%	03/01/41	2.0%
FNMA AT2016	3.00%	04/01/43	1.9%
FHLMC Q33006	3.50%	04/01/45	1.9%
FHLMC Q32917	3.00%	04/01/45	1.7%
FHLMC Q29056	4.00%	10/01/44	1.3%
Total of Net Assets			24.8%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 40.0%
U.S. Government Agency Obligations 40.0%
Federal Home Loan Bank 5.7%
Agency Discount Notes:
0.02%, 06/03/15	50,000 M	$49,999,944

Federal Home Loan Mortgage Corporation 9.4%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	3,000 M	3,285,586

Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,520 M	1,557,938

30-Year:
FHLMC A90197
4.5%, 12/01/39	2,789 M	3,034,104
FHLMC Q02664
4.5%, 08/01/41	4,774 M	5,195,124
FHLMC Q29260
4%, 10/01/44	8,028 M	8,604,375
FHLMC Q29056
4%, 10/01/44	10,764 M	11,536,465
FHLMC Q32917
3%, 04/01/45	14,475 M	14,664,047
FHLMC Q33006
3.5%, 04/01/45	15,771 M	16,458,960
FHLMC G08637
4%, 04/01/45	17,695 M	18,912,584
		78,405,659
Total Federal Home Loan Mortgage Corporation		83,249,183

Federal National Mortgage Association 23.4%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR June
2.5%, 06/16/30(a)	34,130 M	34,864,256

30-Year:
FNMA 725423
5.5%, 05/01/34	983 M	1,118,236
FNMA 725610
5.5%, 07/01/34	907 M	1,031,606
FNMA AD9193
5%, 09/01/40	2,653 M	2,968,851
FNMA 890310
4.5%, 12/01/40	8,085 M	8,813,341
FNMA AH8925
4.5%, 03/01/41	16,333 M	17,852,874
FNMA AL2860
3%, 12/01/42	4,077 M	4,142,772
FNMA AR9195
3%, 03/01/43	8,369 M	8,503,491
FNMA AT2016
3%, 04/01/43	16,244 M	16,496,594
FNMA AS0779
4%, 10/01/43	4,420 M	4,777,549
FNMA AW0972
4.5%, 05/01/44	5,792 M	6,306,109
FNMA AL5718
3.5%, 09/01/44	1,170 M	1,227,175
FNMA AX1348
4%, 10/01/44	9,408 M	10,095,533
FNMA AX0884
4.5%, 10/01/44	21,341 M	23,313,210
FNMA AY1670
3.5%, 02/01/45	35,597 M	37,217,685
FNMA TBA 30 YR July
3%, 07/14/45(a)	28,000 M	28,280,559
		172,145,585
Total Federal National Mortgage Association		207,009,841

Government National Mortgage Corporation 1.5%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	5,000 M	5,585,993
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,009,010
GNR 12-147 IO
0.6004%, 04/16/54	14,985 M	675,443
		9,270,446

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	3,768 M	$4,137,351
Total Government National Mortgage Corporation		13,407,797
Total U.S. Government Obligations (Cost $352,455,603)		353,666,765

Domestic Corporate Bonds 49.2%
Basic Industry 3.9%
Agrium, Inc.
3.375%, 03/15/25	5,850 M	5,721,674
Alfa SAB de CV
5.25%, 03/25/24(b)	3,595 M	3,792,725
Allegheny Technologies, Inc.
6.375%, 08/15/23	555 M	584,013
Barrick Gold Corp.
4.1%, 05/01/23	4,020 M	3,984,258
Glencore Funding LLC
4.125%, 05/30/23(b)	4,480 M	4,474,046
Methanex Corp.
5.25%, 03/01/22	3,900 M	4,237,553
Monsanto Co.
2.85%, 04/15/25	4,015 M	3,836,650
Packaging Corp of America
4.5%, 11/01/23	2,260 M	2,387,527
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,100 M	2,090,579
Steel Dynamics, Inc.
5.5%, 10/01/24	2,825 M	2,920,344
		34,029,369
Capital Goods 0.7%
Ardagh Holdings USA, Inc.
3.2706%, 12/15/19(b)	2,450 M	2,419,375
TransDigm, Inc.
6.5%, 07/15/24	3,180 M	3,259,500
		5,678,875
Communications 9.9%
21st Century Fox America, Inc.
3.7%, 09/15/24	6,400 M	6,612,192
American Tower Corp.
4%, 06/01/25	6,185 M	6,165,517
AT&T, Inc.
4.75%, 05/15/46	4,750 M	4,518,072
Bankrate, Inc.
6.125%, 08/15/18(b)	5,690 M	5,604,650
British Sky Broadcasting Group
3.75%, 09/16/24(b)	6,400 M	6,463,955
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	1,430 M	1,442,512
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	2,940 M	3,009,825
Digicel Ltd.
6%, 04/15/21(b)	3,550 M	3,514,500
DIRECTV Holdings LLC
3.8%, 03/15/22	6,870 M	7,061,000
Intelsat Jackson Holdings SA
5.5%, 08/01/23	3,000 M	2,766,570
Interpublic Group of Cos, Inc.
4.2%, 04/15/24	7,100 M	7,380,741
Level 3 Financing, Inc.
5.375%, 08/15/22	2,752 M	2,824,240
Netflix, Inc.
5.75%, 03/01/24	3,000 M	3,150,000
Numericable-SFR SAS
6%, 05/15/22(b)	2,400 M	2,430,000
RCN Telecom Services LLC
8.5%, 08/15/20(b)	2,775 M	2,965,781
Rogers Communications, Inc.
4.1%, 10/01/23	6,090 M	6,391,973
Sinclair Television Group, Inc.
5.625%, 08/01/24(b)	3,700 M	3,755,500
Sprint Communications, Inc.
7%, 08/15/20	4,075 M	4,166,688
Verizon Communications, Inc.
3.5%, 11/01/24	1,970 M	1,974,204
6.55%, 09/15/43	4,000 M	4,853,744
		87,051,664
Consumer Cyclical 5.8%
Argos Merger Sub, Inc.
7.125%, 03/15/23(b)	2,000 M	2,125,000
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	4,000 M	4,074,756
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	4,353 M	4,494,472
CEC Entertainment, Inc.
8%, 02/15/22	3,650 M	3,723,000
Chrysler Group LLC
8.25%, 06/15/21	4,062 M	4,496,634
Ford Motor Co.
4.75%, 01/15/43	4,750 M	4,827,919
Ford Motor Credit Co LLC
3.664%, 09/08/24	7,665 M	7,695,261
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	1,735 M	1,830,425
Penn National Gaming, Inc.
5.875%, 11/01/21	2,775 M	2,833,969
QVC, Inc.
4.375%, 03/15/23	4,870 M	4,902,337
Toll Brothers Finance Corp.
5.875%, 02/15/22	3,195 M	3,498,525
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	7,035 M	7,055,486
		51,557,784
Consumer Non-Cyclical 6.7%
AbbVie, Inc.
4.7%, 05/14/45	4,750 M	4,823,250
Actavis Funding SCS
3%, 03/12/20	1,875 M	1,903,401
3.8%, 03/15/25	5,300 M	5,336,676
Air Medical Merger Sub Corp.
6.375%, 05/15/23(b)	3,680 M	3,560,400
Boston Scientific Corp.
4.125%, 10/01/23	3,000 M	3,135,744
Capella Healthcare, Inc.
9.25%, 07/01/17	2,875 M	2,961,250
Diamond Foods, Inc.
7%, 03/15/19(b)	2,835 M	2,941,312
JBS USA Finance, Inc.
5.75%, 06/15/25(b)	3,000 M	3,037,500
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	3,225 M	3,591,844
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,000 M	1,004,756
3.6%, 02/01/25	5,350 M	5,262,693
Pernod Ricard SA
4.45%, 01/15/22(b)	6,850 M	7,406,425
Quest Diagnostics, Inc.
3.5%, 03/30/25	3,900 M	3,831,918
US Foods, Inc.
8.5%, 06/30/19	3,592 M	3,762,620
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	3,429 M	3,540,443
Zoetis, Inc.
3.25%, 02/01/23	3,000 M	2,940,402
		59,040,634
Energy 5.5%
Baytex Energy Corp.
5.625%, 06/01/24(b)	2,750 M	2,667,500
California Resources Corp.
6%, 11/15/24	2,750 M	2,543,750
Chesapeake Midstream Partners LP
6.125%, 07/15/22	4,908 M	5,284,272
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	2,605 M	2,633,215
Continental Resources Inc/OK
3.8%, 06/01/24	3,750 M	3,480,495
EQT Midstream Partners LP
4%, 08/01/24	5,500 M	5,338,174
Nabors Industries, Inc.
5.1%, 09/15/23	2,175 M	2,184,485
Oceaneering Int’l. Inc
4.65%, 11/15/24	3,900 M	3,973,878
Penn Virginia Resource Partners LP
8.375%, 06/01/20	135 M	148,313
Rowan Cos, Inc.
4.875%, 06/01/22	3,915 M	3,903,991
Southwestern Energy Co.
4.05%, 01/23/20	3,352 M	3,474,613
4.95%, 01/23/25	3,127 M	3,247,611
Targa Resources Partners LP
5%, 01/15/18(b)	1,520 M	1,577,000
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,265 M	1,297,189
Williams Cos, Inc.
4.55%, 06/24/24	7,000 M	7,161,889
		48,916,375

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Financials 4.6%
Bank of America Corp.
4.2%, 08/26/24	6,700 M	$6,805,880
Brookfield Asset Management, Inc.
4%, 01/15/25	6,000 M	6,012,654
Fifth Street Finance Corp.
4.875%, 03/01/19	2,500 M	2,559,863
Jefferies Finance LLC
7.5%, 04/15/21(b)	3,575 M	3,579,469
JPMorgan Chase & Co
4.125%, 12/15/26	2,000 M	2,018,658
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	3,600 M	3,647,156
PHH Corp.
6.375%, 08/15/21	1,855 M	1,861,956
Prospect Capital Corp.
5%, 07/15/19	2,400 M	2,501,189
Wells Fargo & Co
4.1%, 06/03/26	6,140 M	6,330,598
Wintrust Financial Corp.
5%, 06/13/24	5,000 M	5,288,055
		40,605,478
Insurance 2.4%
CNO Financial Group, Inc.
5.25%, 05/30/25	3,335 M	3,468,400
Genworth Holdings, Inc.
4.8%, 02/15/24	1,875 M	1,617,188
Prudential Financial, Inc.
5.375%, 05/15/45	6,650 M	6,704,031
TIAA Asset Management Finance Co LLC
4.125%, 11/01/24(b)	6,710 M	6,952,036
XL Group PLC
6.5%, 10/29/49(c)	3,035 M	2,622,240
		21,363,895
Real Estate 4.7%
ARC Properties Operating Partnership LP
2%, 02/06/17	140 M	137,200
3%, 02/06/19	435 M	419,775
4.6%, 02/06/24	4,151 M	4,119,867
CBL & Associates LP
5.25%, 12/01/23	2,490 M	2,606,577
Government Properties Income Trust
3.75%, 08/15/19	5,200 M	5,383,404
Hospitality Properties Trust
4.5%, 03/15/25	5,750 M	5,761,362
Piedmont Operating Partnership LP
4.45%, 03/15/24	2,025 M	2,089,172
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,625 M	6,045,986
4%, 12/15/24	2,400 M	2,419,011
Retail Properties of America, Inc.
4%, 03/15/25	2,650 M	2,627,035
Select Income REIT
2.85%, 02/01/18	5,000 M	5,072,320
3.6%, 02/01/20	5,000 M	5,145,550
		41,827,259
Technology 4.2%
Amkor Technology, Inc.
6.375%, 10/01/22	2,920 M	3,003,950
Amphenol Corp.
2.55%, 01/30/19	4,050 M	4,127,051
3.125%, 09/15/21	1,800 M	1,829,380
Apple, Inc.
4.375%, 05/13/45	4,750 M	4,798,607
Ericsson LM
4.125%, 05/15/22	4,150 M	4,429,336
Fidelity National Information Services, Inc.
3.875%, 06/05/24	6,400 M	6,510,675
QUALCOMM, Inc.
4.8%, 05/20/45	6,250 M	6,216,750
Seagate HDD Cayman
4.75%, 06/01/23	6,090 M	6,356,255
		37,272,004
Transportation 0.8%
FedEx Corp.
4.1%, 02/01/45	4,750 M	4,430,183
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	2,625 M	2,650,746
		7,080,929
Total Domestic Corporate Bonds (Cost $430,409,281)		434,424,266

Bank Loans 0.4%
Basic Industry 0.2%
Performance Food Group, Inc.
5.51%, 11/14/19(d)	1,995 M	2,009,058

Technology 0.2%
Deltek, Inc.
3.76%, 10/10/18(e)	1,712 M	1,723,059
Total Bank Loans (Cost $3,684,575)		3,732,117

	Shares
Institutional Money Market Funds 17.8%
State Street Institutional US Government Money Market Fund (Cost $156,833,224)	156,833,224	156,833,224
Total Investments 107.4% (Cost $943,382,683)†		948,656,372

Excess of Liabilities Over Other Assets (7.4)%		(65,524,674)

Net Assets 100.0%		$883,131,698

†                      Cost for federal income tax purposes is $943,382,683. At May 31, 2015 unrealized appreciation for federal income tax purposes aggregated $5,273,689 of which $7,498,011 related to appreciated securities and $2,224,322 related to depreciated securities.

(a)              The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)              Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the market value of rule 144A securities amounted to $94,277,387 or 10.68% of net assets.

(c)               XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)              Performance Food Group, Inc. has a variable interest rate that floats quarterly on 14th of February, May, August, and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

(e)               Deltek, Inc. has a variable interest rate that floats quarterly on 15th of January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 3.50%.

At May 31, 2015, the following futures contracts were outstanding with no cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)

Short, 600 U.S. Treasury 10-Year Note futures contracts	9/15	$76,612,500	$(92,936)

Short, 250 U.S. Treasury 30-Year Bond futures contracts	9/15	38,906,250	(51,455)

Totals		$115,518,750	$(144,391)

Net payments of variation margin and/or brokerage fees			1,547

Variation margin payable on open futures contracts			$(142,844)

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

Fund Profile

at May 31, 2015

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	27.1%
1 yr. to 2.99 yrs.	4.1%
3 yrs. to 3.99 yrs.	8.9%

Percent of
Duration	Fixed Income Holdings
4 yrs. to 5.99 yrs.	25.1%
6 yrs. to 7.99 yrs.	22.9%
8 yrs. and over	11.9%

Average Effective Duration (for all Fixed Income Holdings) 0.9 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AH8925	4.50%	03/01/41	3.8%
FHLMC G08637	4.00%	04/01/45	2.8%
FHLMC Q33006	3.50%	04/01/45	2.7%
Southwestern Energy Co.	4.05%	01/23/20	2.0%
FHLMC Q32917	3.00%	04/01/45	1.9%

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA TBA 15YR June	2.50%	06/16/30	1.8%
FNMA TBA 30 YR July	3.00%	07/14/45	1.6%
Bankrate, Inc.	6.125%	08/15/18	1.6%
CNO Financial Group, Inc.	5.25%	05/30/25	1.4%
Toll Brothers Finance Corp.	5.875%	02/15/22	1.3%
Total of Net Assets			20.9%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2015 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 14.6%
U.S. Government Agency Obligations 14.6%
Federal Home Loan Mortgage Corporation 7.4%
Mortgage-Backed Securities:
30-Year:
FHLMC Q32917
3%, 04/01/45	499 M	$505,657
FHLMC Q33006
3.5%, 04/01/45	676 M	705,950
FHLMC G08637
4%, 04/01/45	668 M	713,884
Total Federal Home Loan Mortgage Corporation		1,925,491
Federal National Mortgage Association 7.2%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June
2.5%, 06/16/30(a)	450 M	459,681

30-Year:
FNMA AH8925
4.5%, 03/01/41	904 M	988,501
FNMA TBA 30 YR July
3%, 07/14/45(a)	400 M	404,008
		1,392,509
Total Federal National Mortgage Association		1,852,190
Total U.S. Government Obligations (Cost $3,787,636)		3,777,681

Domestic Corporate Bonds 64.0%
Basic Industry 4.3%
Agrium, Inc.
3.375%, 03/15/25	200 M	195,613
Allegheny Technologies, Inc.
6.375%, 08/15/23	250 M	263,069
Glencore Funding LLC
4.125%, 05/30/23(b)	200 M	199,734
Monsanto Co.
2.85%, 04/15/25	200 M	191,116
Steel Dynamics, Inc.
5.5%, 10/01/24	235 M	242,931
		1,092,463
Capital Goods 1.9%
Ardagh Holdings USA, Inc.
3.2706%, 12/15/19(b)	250 M	246,875
TransDigm, Inc.
6.5%, 07/15/24	245 M	251,125
		498,000
Communications 13.4%
21st Century Fox America, Inc.
3.7%, 09/15/24	200 M	206,631
AT&T, Inc.
4.75%, 05/15/46	250 M	237,793
Bankrate, Inc.
6.125%, 08/15/18(b)	410 M	403,850
British Sky Broadcasting Group
3.75%, 09/16/24(b)	200 M	201,999
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	170 M	171,487
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	235 M	240,581
Digicel Ltd.
6%, 04/15/21(b)	275 M	272,250
DIRECTV Holdings LLC
3.8%, 03/15/22	200 M	205,560
Level 3 Financing, Inc.
5.375%, 08/15/22	250 M	256,563
Numericable-SFR SAS
6%, 05/15/22(b)	250 M	253,125
RCN Telecom Services LLC
8.5%, 08/15/20(b)	225 M	240,469
Rogers Communications, Inc.
4.1%, 10/01/23	200 M	209,917
Sinclair Television Group, Inc.
5.625%, 08/01/24(b)	300 M	304,500
Sprint Communications, Inc.
7%, 08/15/20	250 M	255,625
		3,460,350

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Consumer Cyclical 9.6%
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	250 M	$258,125
CEC Entertainment, Inc.
8%, 02/15/22	250 M	255,000
Chrysler Group LLC
8.25%, 06/15/21	250 M	276,750
Ford Motor Co.
4.75%, 01/15/43	250 M	254,101
Ford Motor Credit Co., LLC
3.664%, 09/08/24	200 M	200,790
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	250 M	263,750
Penn National Gaming, Inc.
5.875%, 11/01/21	225 M	229,781
QVC, Inc.
4.375%, 03/15/23	200 M	201,328
Toll Brothers Finance Corp.
5.875%, 02/15/22	315 M	344,925
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	200 M	200,582
		2,485,132
Consumer Non-Cyclical 9.9%
AbbVie, Inc.
4.7%, 05/14/45	250 M	253,855
Actavis Funding SCS
3%, 03/12/20	150 M	152,272
3.8%, 03/15/25	150 M	151,038
Air Medical Merger Sub Corp.
6.375%, 05/15/23(b)	320 M	309,600
Capella Healthcare, Inc.
9.25%, 07/01/17	250 M	257,500
Diamond Foods, Inc.
7%, 03/15/19(b)	220 M	228,250
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	250 M	278,437
Pernod Ricard SA
4.45%, 01/15/22(b)	200 M	216,246
Quest Diagnostics, Inc.
3.5%, 03/30/25	200 M	196,509
US Foods, Inc.
8.5%, 06/30/19	250 M	261,875
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	250 M	258,125
		2,563,707
Energy 7.5%
Baytex Energy Corp.
5.625%, 06/01/24(b)	250 M	242,500
California Resources Corp.
6%, 11/15/24	250 M	231,250
Penn Virginia Resource Partners LP
8.375%, 06/01/20	250 M	275,675
Southwestern Energy Co.
4.05%, 01/23/20	500 M	518,289
Targa Resources Partners LP
5%, 01/15/18(b)	165 M	171,188
Weatherford Int’l. Ltd
5.125%, 09/15/20	244 M	250,209
Williams Cos, Inc.
4.55%, 06/24/24	250 M	255,782
		1,944,893
Financials 3.9%
Bank of America Corp.
4.2%, 08/26/24	200 M	203,160
Jefferies Finance LLC
7.5%, 04/15/21(b)	238 M	237,797
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	200 M	202,620
PHH Corp.
6.375%, 08/15/21	145 M	145,544
Wells Fargo & Co.
4.1%, 06/03/26	200 M	206,208
		995,329
Insurance 3.5%
CNO Financial Group, Inc.
5.25%, 05/30/25	350 M	364,000
Genworth Holdings, Inc.
4.8%, 02/15/24	125 M	107,812
Prudential Financial, Inc.
5.375%, 05/15/45	230 M	231,869
TIAA Asset Management Fin., Co., LLC
4.125%, 11/01/24(b)	200 M	207,214
		910,895
Real Estate 4.6%
ARC Properties Operating Partnership LP
2%, 02/06/17	250 M	245,000
4.6%, 02/06/24	250 M	248,125
Hospitality Properties Trust
4.5%, 03/15/25	250 M	250,494
Retail Opportunity Investments Partnership LP
4%, 12/15/24	200 M	201,584
Retail Properties of America, Inc.
4%, 03/15/25	250 M	247,834
		1,193,037
Technology 4.5%
Amkor Technology, Inc.
6.375%, 10/01/22	250 M	257,188
Amphenol Corp.
3.125%, 09/15/21	200 M	203,264
Apple, Inc.
4.375%, 05/13/45	250 M	252,558
Fidelity National Information Services, Inc.
3.875%, 06/05/24	200 M	203,459
QUALCOMM, Inc.
4.8%, 05/20/45	250 M	248,670
		1,165,139
Transportation 0.9%
FedEx Corp.
4.1%, 02/01/45	250 M	233,168
Total Domestic Corporate Bonds (Cost $16,542,803)		16,542,113
Bank Loans 1.2%
Basic Industry 0.5%
Performance Food Group, Inc.
5.51%, 11/14/19(c)	112 M	113,010

Technology 0.7%
Deltek, Inc.
3.76%, 10/10/18(d)	179 M	179,797
Total Bank Loans (Cost $290,033)		292,807

	Shares
Institutional Money Market Funds 21.6%
State Street Institutional US Government Money Market Fund (Cost $5,593,320)	5,593,320	5,593,320
Total Investments 101.4% (Cost $26,213,792)†		26,205,921

Excess of Liabilities Over
Other Assets (1.4)%		(361,741)

Net Assets 100.0%		$25,844,180

†                      Cost for federal income tax purposes is $26,213,792. At May 31, 2015 unrealized depreciation for federal income tax purposes aggregated $7,871 of which $86,909 related to appreciated securities and $94,780 related to depreciated securities.

(a)              The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)              Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the market value of rule 144A securities amounted to $5,144,972 or 19.91% of net assets.

(c)               Performance Food Group, Inc. has a variable interest rate that floats quarterly on the 14th of February, May, August and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

(d)              Deltek, Inc. has a variable interest rate that floats quarterly on the 15th of January, April, July and October. The interest rate is based on the 3-month Libor rate plus 3.50%.

The accompanying notes are an integral part of the financial statements.

At May 31, 2015, the following futures contracts were outstanding with no cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)

Short, 50 U.S. Treasury 10-Year Note futures contracts	9/15	$6,384,375	$(7,751)

Short, 25 U.S. Treasury 30-Year Bond futures contracts	9/15	3,890,625	(5,131)

Totals		$10,275,000	$(12,882)

Net payments of variation margin and/or brokerage fees			0

Variation margin payable on open futures contracts			$(12,882)

Statement of Assets and Liabilities

at May 31, 2015 (Unaudited)

		Common	Government	International
	Balanced	Stock	Securities	Equity
Assets
Investments at value	$328,126,702	$2,359,045,720	$297,350,135	$131,994,845
Cash	53,044	—	73,534	—
Foreign cash (Cost $0, $0, $0 and $2,197,649, respectively)	—	—	—	2,201,176
Receivable for securities sold	5,033,964	25,784,670	21,056,319	—
Receivable for fund shares sold	534,142	1,877,665	83,041	1,291,245
Receivable for interest	602,833	—	847,062	—
Receivable for dividends	418,050	4,701,995	—	306,911
Receivable for dividend tax reclaims	4,952	—	—	391,225
Receivable from Fund Advisor	—	1,735	—	—
Total Assets	334,773,687	2,391,411,785	319,410,091	136,185,402

Liabilities
Securities sold short, at value (proceeds $0, $0, $5,208,008 and $0, respectively)	—	—	5,221,485	—
Payable for securities purchased	13,315,109	—	29,042,953	—
Payable for fund shares repurchased	459,524	10,402,196	867,429	200,521
Accrued expenses	119,547	534,189	111,249	53,638
Management fee payable	145,402	1,140,519	109,622	80,193
Distribution fee payable (Class A Shares)	58,652	324,394	38,018	25,324
Distribution fee payable (Class C Shares)	28,140	78,414	25,532	3,656
Fund accounting fee payable	10,001	75,833	8,897	4,184
Deferred compensation (see note 3)	141,940	717,878	218,218	73,700
Payable for estimated foreign taxes on unrealized capital gains	—	—	—	2,738
Interest payable on securities sold short	—	—	4,861	—
Total Liabilities	14,278,315	13,273,424	35,648,264	443,954
Net Assets	$320,495,372	$2,378,138,361	$283,761,827	$135,741,448

Net Assets Represent
Capital stock at par value	$158,859	$544,962	$280,995	$75,764
Paid-in capital	214,133,916	1,216,742,621	332,852,187	110,553,312
Accumulated undistributed (distributions in excess of) net investment income (loss)	128,167	4,488,074	(997,056)	356,341
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	8,066,060	109,723,425	(54,346,245)	4,856,052
Unrealized appreciation (depreciation) of investments and foreign exchange	98,008,370	1,046,639,279	5,971,946	19,899,979
Net Assets	$320,495,372	$2,378,138,361	$283,761,827	$135,741,448
Investments at Cost	$230,118,332	$1,312,406,441	$291,364,712	$112,078,527

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$274,137,056	$1,510,843,649	$221,579,476	$118,896,607
Shares Outstanding	13,589,788	34,562,196	21,943,304	6,620,437
Net Asset Value per Share	$20.17	$43.71	$10.10	$17.96
Sales Charge	1.06	2.30	0.23	0.95
Maximum Offering Price**	$21.23	$46.01	$10.33	$18.91
Class C Shares*
Net Assets Applicable to Class C Shares/	$33,153,144	$91,644,553	$29,677,961	$4,387,531
Shares Outstanding	1,638,623	2,183,153	2,936,268	255,859
Net Asset Value per Share***	$20.23	$41.98	$10.11	$17.15
Class I Shares*
Net Assets Applicable to Class I Shares/	$13,205,172	$775,042,110	$32,504,390	$12,457,310
Shares Outstanding	657,525	17,736,989	3,219,911	700,141
Net Asset Value per Share***	$20.08	$43.70	$10.09	$17.79
Class R6 Shares*
Net Assets Applicable to Class R6 Shares/	N/A	$608,049	N/A	N/A
Shares Outstanding	N/A	13,902	N/A	N/A
Net Asset Value per Share***	N/A	$43.74	N/A	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Low Duration	Mid	Multi-Asset	Small
	Bond	Cap	Income	Company
Assets
Investments at value	$579,629,544	$128,457,510	$304,758,380	$1,033,100,371
Cash	—	—	2,036,297	—
Cash collateral with futures commission merchant	2,043,255	—	—	—
Foreign cash (Cost $0, $0, $55 and $0, respectively)	—	—	51	—
Receivable for securities sold	—	—	2,040,374	—
Receivable for fund shares sold	395,164	15,041	400,020	1,717,929
Receivable for interest	4,897,488	—	3,096,867	—
Receivable for dividends	—	97,218	87,543	410,688
Receivable for dividend tax reclaims	—	10,775	39,108	—
Receivable from Fund Advisor	—	—	—	1,682
Total Assets	586,965,451	128,580,544	312,458,640	1,035,230,670

Liabilities
Payable for securities purchased	—	—	7,574,243	—
Payable for fund shares repurchased	1,303,272	93,620	677,715	2,409,726
Accrued expenses	177,233	67,659	85,218	161,110
Management fee payable	221,388	76,756	137,764	579,803
Distribution fee payable (Class A Shares)	29,399	23,780	28,725	171,545
Distribution fee payable (Class C Shares)	—	8,581	96,521	98,036
Distribution fee payable (Class S Shares)	173,845	—	—	—
Fund accounting fee payable	18,276	4,005	9,443	32,116
Deferred compensation (see note 3)	391,292	75,306	91,459	661,073
Variation margin payable on futures contracts	477,344	—	—	—
Total Liabilities	2,792,049	349,707	8,701,088	4,113,409
Net Assets	$584,173,402	$128,230,837	$303,757,552	$1,031,117,261

Net Assets Represent
Capital stock at par value	$674,697	$64,062	$229,688	$1,852,806
Paid-in capital	698,763,823	94,453,011	277,437,265	694,526,290
Accumulated undistributed (distributions in excess of) net investment income (loss)	(759,840)	(284,406)	(245,892)	(3,792,594)
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	(118,084,375)	2,726,424	20,616,843	105,661,240
Unrealized appreciation (depreciation) of investments and foreign exchange	3,579,097	31,271,746	5,719,648	232,869,519
Net Assets	$584,173,402	$128,230,837	$303,757,552	$1,031,117,261
Investments at Cost	$575,255,870	$97,185,764	$299,037,372	$800,230,852

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$137,404,547	$111,426,543	$135,301,270	$668,461,085
Shares Outstanding	15,877,251	5,442,006	10,211,777	116,515,023
Net Asset Value per Share	$8.65	$20.48	$13.25	$5.74
Sales Charge	0.09	1.08	0.70	0.30
Maximum Offering Price**	$8.74	$21.56	$13.95	$6.04
Class C Shares*
Net Assets Applicable to Class C Shares/	N/A	$9,893,390	$113,260,475	$115,041,488
Shares Outstanding	N/A	638,200	8,583,924	27,821,994
Net Asset Value per Share***	N/A	$15.50	$13.19	$4.13
Class I Shares*
Net Assets Applicable to Class I Shares/	$41,589,796	$6,910,904	$55,195,807	$247,007,371
Shares Outstanding	4,805,857	326,004	4,173,143	40,837,294
Net Asset Value per Share***	$8.65	$21.20	$13.23	$6.05
Class R6 Shares*
Net Assets Applicable to Class R6 Shares/	N/A	N/A	N/A	$607,317
Shares Outstanding	N/A	N/A	N/A	106,256
Net Asset Value per Share***	N/A	N/A	N/A	$5.72
Class S Shares*
Net Assets Applicable to Class S Shares/	$405,179,059	N/A	N/A	N/A
Shares Outstanding	46,786,605	N/A	N/A	N/A
Net Asset Value per Share***	$8.66	N/A	N/A	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Sustainable Core	Sustainable Mid Cap	Total Return	Unconstrained
	Opportunities	Opportunities	Bond	Bond
Assets
Investments at value	$252,885,390	$139,671,083	$948,656,372	$26,205,921
Cash	—	—	3,660,915	258,631
Receivable for securities sold	131,978	—	28,050,486	410,906
Receivable for fund shares sold	92,183	54,503	2,935,110	40,000
Receivable for interest	—	—	6,242,723	247,160
Receivable for dividends	423,740	102,595	—	—
Receivable for dividend tax reclaims	9,321	—	—	—
Receivable for litigation settlements	102,090	—	—	—
Receivable from Fund Advisor	—	—	52,951	—
Total Assets	253,644,702	139,828,181	989,598,557	27,162,618

Liabilities
Payable for securities purchased	—	—	94,408,293	1,275,659
Payable for fund shares repurchased	22,513	25,752	11,249,642	—
Accrued expenses	72,922	64,117	133,712	12,169
Management fee payable	151,060	83,111	366,403	16,307
Distribution fee payable (Class A Shares)	50,673	28,245	49,278	5
Distribution fee payable (Class C Shares)	—	—	41,617	81
Fund accounting fee payable	7,882	4,336	27,671	794
Deferred compensation (see note 3)	54,396	30,034	47,399	541
Variation margin payable on futures contracts	—	—	142,844	12,882
Total Liabilities	359,446	235,595	106,466,859	1,318,438
Net Assets	$253,285,256	$139,592,586	$883,131,698	$25,844,180

Net Assets Represent
Capital stock at par value	$120,077	$73,686	$833,761	$25,714
Paid-in capital	172,414,962	109,844,930	892,795,813	25,685,527
Accumulated undistributed (distributions in excess of) net investment income (loss)	812,116	(225,566)	(844,761)	813
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	(1,864,578)	4,263,265	(14,782,413)	152,879
Unrealized appreciation (depreciation) of investments and foreign exchange	81,802,679	25,636,271	5,129,298	(20,753)
Net Assets	$253,285,256	$139,592,586	$883,131,698	$25,844,180
Investments at Cost	$171,082,711	$114,034,812	$943,382,683	$26,213,792

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$237,823,233	$132,823,695	$282,219,028	$5,066,067
Shares Outstanding	11,276,938	7,121,293	26,655,906	504,040
Net Asset Value per Share	$21.09	$18.65	$10.59	$10.05
Sales Charge	1.11	0.98	0.24	0.23
Maximum Offering Price**	$22.20	$19.63	$10.83	$10.28
Class C Shares*
Net Assets Applicable to Class C Shares/	N/A	N/A	$48,945,971	$1,617,799
Shares Outstanding	N/A	N/A	4,637,006	161,432
Net Asset Value per Share***	N/A	N/A	$10.56	$10.02
Class I Shares*
Net Assets Applicable to Class I Shares/	$15,462,023	$6,768,891	$550,759,762	$19,160,314
Shares Outstanding	730,793	347,296	51,969,180	1,905,894
Net Asset Value per Share***	$21.16	$19.49	$10.60	$10.05
Class R3 Shares*
Net Assets Applicable to Class R3 Shares/	N/A	N/A	$603,393	N/A
Shares Outstanding	N/A	N/A	56,995	N/A
Net Asset Value per Share***	N/A	N/A	$10.59	N/A
Class R6 Shares*
Net Assets Applicable to Class R6 Shares/	N/A	N/A	$603,544	N/A
Shares Outstanding	N/A	N/A	56,966	N/A
Net Asset Value per Share***	N/A	N/A	$10.59	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

** For the Balanced Fund, Common Stock Fund, International Equity Fund, Mid Cap Fund, Multi-Asset Income Fund, Small Company Fund, Sustainable Core Opportunities Fund and Sustainable Mid Cap Opportunities Fund, the maximum offering price is 1000/950 times the net asset value per share. For the Government Securities Fund, Total Return Bond Fund and Unconstrained Bond Fund, the maximum offering price is 1000/977.5 times the net asset value per share. For the Low Duration Bond Fund, the maximum offering price is 1000/990 times the net asset value per share.

*** The maximum offering price is equal to the net asset value.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

		Common	Government	International		Low Duration
	Balanced	Stock	Securities	Equity		Bond
	For the Fiscal Six	For the Fiscal Six	For the Fiscal Six	For the Fiscal Six		For the Fiscal Six
	Months Ended	Months Ended	Months Ended	Months Ended		Months Ended
	05/31/15	05/31/15	05/31/15	05/31/15		05/31/15
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)
Investment Income
Dividends	$2,245,217 *	$25,122,686 *	$—	$2,071,240	*	$—
Interest	1,465,202	861	4,141,683	—		8,943,862
Total Income	$3,710,419	$25,123,547	$4,141,683	$2,071,240		$8,943,862
Expenses
Management advisory fee	856,759	6,814,986	720,919	450,651		1,475,087
Transfer agent fees (Class A Shares)	186,313	677,239	199,386	131,183		100,344
Transfer agent fees (Class C Shares)	19,556	49,867	18,172	8,195		—
Transfer agent fees (Class I Shares)	6,002	287,717	19,464	3,428		7,183
Transfer agent fees (Class R3 Shares)	—	—	—	—		—
Transfer agent fees (Class R6 Shares)	—	1,857 ^	—	—		—
Transfer agent fees (Class S Shares)	—	—	—	—		78,770
Custodian fees	20,150	68,102	13,000	20,950		27,950
Distribution expense (Class A Shares)	344,476	1,920,077	238,580	142,379		201,139
Distribution expense (Class C Shares)	162,941	453,017	163,529	19,309		—
Distribution expense (Class R3 Shares)	—	—	—	—		—
Distribution expense (Class S Shares)	—	—	—	—		1,079,192
Accounting and administration services	58,932	456,010	56,540	23,509		115,928
Auditing fees	18,650	89,508	14,800	7,000		25,750
Legal fees	13,350	103,304	13,000	5,125		29,000
Reports and notices to shareholders	39,000	276,008	41,000	19,550		70,250
Registration and filing fees (Class A Shares)	12,348	16,087	12,317	10,945		14,031
Registration and filing fees (Class C Shares)	11,342	12,000	11,769	11,254		—
Registration and filing fees (Class I Shares)	5,626	25,020	12,548	5,560		12,957
Registration and filing fees (Class R3 Shares)	—	—	—	—		—
Registration and filing fees (Class R6 Shares)	—	1,603 ^	—	—		—
Registration and filing fees (Class S Shares)	—	—	—	—		43,607
Directors’ and Chief Compliance Officer’s fees and expenses	27,174	188,751	27,109	9,658		50,210
Other	21,165	99,452	14,380	30,727		40,919
Total Expenses	1,803,784	11,540,605	1,576,513	899,423		3,372,317
Expense Reimbursements/Waivers	—	(4,006)	—	—		—
Net Expenses	1,803,784	11,536,599	1,576,513	899,423		3,372,317
Net Investment Income (Loss)	1,906,635	13,586,948	2,565,170	1,171,817		5,571,545
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	8,363,150	112,796,716	1,547,188	4,923,727		(3,310,681)
Futures contracts	(339,546)	—	—	—		(6,607,575)
Foreign currency transactions	(463)	(4,691)	—	(67,637)		—
Net realized gain (loss)	8,023,141	112,792,025	1,547,188	4,856,090		(9,918,256)
Net change in unrealized appreciation (depreciation) during the period:
Investments	(5,865,311)	(59,788,773)	(1,476,369)	7,165,150		1,084,661
Futures contracts	131,607	—	—	—		3,461,952
Short sales	—	—	(13,477)	—		—
Foreign currency translations	—	—	—	11,502		—

Net change in unrealized appreciation (depreciation)	(5,733,704)	(59,788,773)	(1,489,846)	7,176,652		4,546,613
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions or Translations	2,289,437	53,003,252	57,342	12,032,742		(5,371,643)
Net Increase (Decrease) in Net Assets from Operations	$4,196,072	$65,590,200	$2,622,512	$13,204,559		$199,902

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Mid		Multi-Asset	Small	Sustainable Core	Sustainable Mid Cap		Total Return	Unconstrained
	Cap		Income	Company	Opportunities	Opportunities		Bond	Bond
	For the Fiscal Six		For the Fiscal Six	For the Fiscal Six	For the Fiscal Six	For the Fiscal Six		For the Fiscal Six	For the Fiscal Period
	Months Ended		Months Ended	Months Ended	Months Ended	Months Ended		Months Ended	From 12/23/14^
	05/31/15		05/31/15	05/31/15	05/31/15	05/31/15		05/31/15	To 05/31/15
	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)	(Unaudited)
Investment Income
Dividends	$653,855	*	$1,300,701 *	$2,984,024 *	$2,376,275 *	$670,253	*	$—	$—
Interest	43		4,326,302	768	—	—		10,001,712	153,572
Total Income	$653,898		$5,627,003	$2,984,792	$2,376,275	$670,253		$10,001,712	$153,572
Expenses
Management advisory fee	449,247		818,786	3,379,844	877,125	475,029		1,956,448	76,300
Transfer agent fees (Class A Shares)	114,994		76,476	531,870	171,277	125,550		124,034	2,220
Transfer agent fees (Class C Shares)	11,808		55,598	83,921	—	—		21,843	2,029
Transfer agent fees (Class I Shares)	5,853		25,076	109,129	3,783	3,111		296,155	3,508
Transfer agent fees (Class R3 Shares)	—		—	—	—	—		1,616 ^	—
Transfer agent fees (Class R6 Shares)	—		—	1,657 ^	—	—		1,616 ^	—
Transfer agent fees (Class S Shares)	—		—	—	—	—		—	—
Custodian fees	6,015		24,900	33,503	8,475	6,125		35,164	3,425
Distribution expense (Class A Shares)	138,711		170,472	1,007,224	294,339	161,463		238,393	12
Distribution expense (Class C Shares)	50,017		573,634	566,714	—	—		243,704	267
Distribution expense (Class R3 Shares)	—		—	—	—	—		— ^+	—
Distribution expense (Class S Shares)	—		—	—	—	—		—	—
Accounting and administration services	23,436		56,158	186,818	45,758	24,781		146,627	3,715
Auditing fees	5,650		16,250	32,008	11,200	8,300		34,515	5,550
Legal fees	5,250		11,400	40,755	10,875	5,800		33,362	1,000
Reports and notices to shareholders	21,000		51,500	175,008	29,000	21,500		132,013	1,975
Registration and filing fees (Class A Shares)	10,767		15,070	13,859	15,554	12,049		23,960	1,721
Registration and filing fees (Class C Shares)	11,989		15,293	9,877	—	—		11,730	1,718
Registration and filing fees (Class I Shares)	5,180		11,907	14,184	10,200	8,923		42,038	1,731
Registration and filing fees (Class R3 Shares)	—		—	—	—	—		1,813 ^	—
Registration and filing fees (Class R6 Shares)	—		—	1,707 ^	—	—		1,813 ^	—
Registration and filing fees (Class S Shares)	—		—	—	—	—		—	—
Directors’ and Chief Compliance Officer’s fees and expenses	10,209		21,739	82,953	19,412	9,246		53,776	1,531
Other	8,783		22,915	35,344	17,445	14,512		91,380	3,120
Total Expenses	878,909		1,967,174	6,306,375	1,514,443	876,389		3,492,000	109,822
Expense Reimbursements/Waivers	—		—	(3,966)	—	—		(157,226)	—
Net Expenses	878,909		1,967,174	6,302,409	1,514,443	876,389		3,334,774	109,822
Net Investment Income (Loss)	(225,011)		3,659,829	(3,317,617)	861,832	(206,136)		6,666,938	43,750
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	3,545,883		21,316,676	108,530,403	11,711,365	4,535,121		(2,313,505)	(95,990)
Futures contracts	—		(855,437)	—	—	—		(887,002)	248,869
Foreign currency transactions	—		(480)	—	(166)	—		—	—
Net realized gain (loss)	3,545,883		20,460,759	108,530,403	11,711,199	4,535,121		(3,200,507)	152,879
Net change in unrealized appreciation (depreciation) during the period:
Investments	3,680,550		(18,474,581)	(24,119,174)	(7,420,827)	4,247,629		(1,524,746)	(7,871)
Futures contracts	—		175,880	—	—	—		1,181,877	(12,882)
Short sales	—		—	—	—	—		—	—
Foreign currency translations	—		1,321	—	—	—		—	—

Net change in unrealized appreciation (depreciation)	3,680,550		(18,297,380)	(24,119,174)	(7,420,827)	4,247,629		(342,869)	(20,753)
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions or Translations	7,226,433		2,163,379	84,411,229	4,290,372	8,782,750		(3,543,376)	132,126
Net Increase (Decrease) in Net Assets from Operations	$7,001,422		$5,823,208	$81,093,612	$5,152,204	$8,576,614		$3,123,562	$175,876

*         Net of foreign tax withholding of $25,024 in the Sentinel Balanced Fund, $417,044 in the Sentinel Common Stock Fund, $240,140 in the Sentinel International Equity Fund, $7,296 in the Sentinel Mid Cap Fund, $17 in the Sentinel Multi-Asset Income Fund, $86,414 in the Sentinel Small Company Fund, $21,276 in the Sentinel Sustainable Core Opportunities Fund and $10,896 in the Sentinel Sustainable Mid Cap Opportunities Fund.

^        Commenced operations December 23, 2014.

+         The Sentinel Total Return Bond Class R3 did not incur any distribution expense for the fiscal period from December 23, 2014 to May 31, 2015 because NLV Financial Corporation and its affiliates owned 100% of the shares outstanding for the entire the period and do not get charged a distribution fee.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Balanced		Common Stock
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/15	Year Ended	05/31/15	Year Ended
	(Unaudited)	11/30/14	(Unaudited)	11/30/14
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,906,635	$3,914,864	$13,586,948	$33,645,264
Net realized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	8,023,141	14,215,409	112,792,025	227,278,208
Net change in unrealized appreciation (depreciation)	(5,733,704)	9,537,940	(59,788,773)	50,010,478
Net increase (decrease) in net assets from operations	4,196,072	27,668,213	66,590,200	310,933,950

Distributions to Shareholders
From net investment income
Class A Shares	(2,212,375)	(3,471,266)	(7,754,282)	(18,914,341)
Class C Shares	(132,676)	(157,609)	(224,393)	(374,070)
Class I Shares	(144,586)	(256,554)	(5,278,369)	(15,443,581)
Class R6 Shares	—	—	(370)^	—
Class S Shares	—	—	—	—
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(11,763,488)	(9,924,523)	(604,560)	(173,563,673)
Class C Shares	(1,356,821)	(1,152,484)	(36,258)	(10,459,070)
Class I Shares	(708,771)	(766,907)	(358,148)	(111,511,716)
Total distributions to shareholders	(16,318,717)	(15,729,343)	(14,256,380)	(330,266,451)

From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	13,388,011	28,110,137	47,546,054	123,489,321
Class C Shares	4,111,262	8,014,980	5,778,372	11,441,914
Class I Shares	2,228,558	5,690,696	48,775,846	170,045,770
Class R6 Shares	—	—	600,000 ^	—
Class S Shares	—	—	—	—
Net asset value of shares issued in Fund reorganizations (see note 5)
Class A Shares	—	—	—	122,617,788
Class C Shares	—	—	—	3,649,447
Class I Shares	—	—	—	5,167,072
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	13,371,385	12,586,343	7,152,592	167,635,518
Class C Shares	1,386,660	1,201,387	244,049	10,057,955
Class I Shares	733,944	929,875	4,479,657	101,291,908
Class R6 Shares	—	—	370 ^	—
Class S Shares	—	—	—	—
	35,219,820	56,533,418	114,576,940	715,396,693
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(20,722,729)	(40,367,771)	(153,990,546)	(278,724,092)
Class C Shares	(3,178,538)	(8,979,259)	(6,997,756)	(11,574,993)
Class I Shares	(6,148,847)	(10,418,497)	(229,055,924)	(278,421,928)
Class R6 Shares	—	—	— ^	—
Class S Shares	—	—	—	—
Increase (decrease) in net assets from capital stock transactions	5,169,706	(3,232,109)	(275,467,286)	146,675,680
Total Increase (Decrease) in Net Assets for period	(6,952,939)	8,706,761	(223,133,466)	127,343,179
Net Assets: Beginning of period	$327,448,311	$318,741,550	$2,601,271,827	$2,473,928,648
Net Assets: End of period	$320,495,372	$327,448,311	$2,378,138,361	$2,601,271,827
Accumulated Undistributed Net Investment Income (Loss)	$128,167	$711,169	$4,488,074	$4,158,540

See notes to the Statement of Changes in Net Assets at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Government Securities		International Equity		Low Duration Bond
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/15	Year Ended	05/31/15	Year Ended	05/31/15	Year Ended
	(Unaudited)	11/30/14	(Unaudited)	11/30/14	(Unaudited)	11/30/14
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,565,170	$7,593,542	$1,171,817	$2,101,543	$5,571,545	$10,643,949
Net realized gain (loss) on investments, futures contracts, short sales and foreign currency transactions
Net change in unrealized appreciation (depreciation)	1,547,188	(1,191,071)	4,856,090	23,296,071	(9,918,256)	3,956,386
Net increase (decrease) in net assets from operations	(1,489,846)	7,938,826	7,176,652	(29,419,961)	4,546,613	(10,345,204)
	2,622,512	14,341,297	13,204,559	(4,022,347)	199,902	4,255,131
Distributions to Shareholders
From net investment income
Class A Shares	(2,739,509)	(8,525,642)	(1,982,769)	(1,267,891)	(1,701,505)	(4,239,888)
Class C Shares	(232,626)	(730,593)	(13,523)	—	—	—
Class I Shares	(479,580)	(1,494,535)	(245,277)	(562,747)	(503,588)	(325,740)@
Class R6 Shares	—	—	—	—	—	—
Class S Shares	—	—	—	—	(4,174,573)	(9,591,967)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	—	—	(17,301,096)	—	—	—
Class C Shares	—	—	(570,781)	—	—	—
Class I Shares	—	—	(1,639,546)	—	—	— @
Total distributions to shareholders	(3,451,715)	(10,750,770)	(21,752,992)	(1,830,638)	(6,379,666)	(14,157,595)
From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	10,013,732	36,301,368	4,311,135	11,885,012	13,787,006	71,966,936
Class C Shares	1,578,367	2,493,966	671,943	696,890	—	—
Class I Shares	3,234,189	34,936,610	3,848,545	5,271,943	3,262,803	50,498,013 @
Class R6 Shares	—	—	—	—	—	—
Class S Shares	—	—	—	—	36,118,732	187,798,961
Net asset value of shares issued in Fund reorganizations (see note 5)
Class A Shares	—	—	—	—	—	—
Class C Shares	—	—	—	—	—	—
Class I Shares	—	—	—	—	—	— @
Net asset value of shares in reinvestment of dividends and distributions	1,993,016	6,125,797	18,620,094	1,139,740	1,524,272	3,768,975
Class A Shares	188,080	560,442	559,229	—	—	—
Class C Shares	423,805	1,228,140	1,557,978	550,216	490,201	314,930 @
Class I Shares	—	—	—	—	—	—
Class R6 Shares	—	—	—	—	3,884,089	9,106,563
Class S Shares	17,431,189	81,646,323	29,568,924	19,543,801	59,067,103	323,454,378

Less: Payments for shares reacquired (less any redemption fees, if applicable)	(58,156,650)	(206,255,537)	(11,670,577)	(17,009,677)	(63,803,818)	(193,952,738)
Class A Shares	(7,400,929)	(26,393,445)	(217,663)	(620,999)	—	—
Class C Shares	(21,542,900)	(56,192,653)	(3,183,691)	(27,108,992)	(6,064,597)	(6,100,609)@
Class I Shares	—	—	—	—	—	—
Class R6 Shares	—	—	—	—	(147,046,188)	(364,902,505)
Class S Shares
Increase (decrease) in net assets from capital stock transactions	(69,669,290)	(207,195,312)	14,496,993	(25,195,867)	(157,847,500)	(241,501,474)
Total Increase (Decrease) in Net Assets for period	(70,498,493)	(203,604,785)	5,948,560	(31,048,852)	(164,027,264)	(251,403,938)
Net Assets: Beginning of period	$354,260,320	$557,865,105	$129,792,888	$160,841,740	$748,200,666	$999,604,604
Net Assets: End of period	$283,761,827	$354,260,320	$135,741,448	$129,792,888	$584,173,402	$748,200,666
Accumulated Undistributed Net Investment Income (Loss)	$(997,056)	$(110,511)	$356,341	$1,426,093	$(759,840)	$48,281

The accompanying notes are an integral part of the financial statements.

	Mid Cap		Multi-Asset Income
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/15	Year Ended	05/31/15	Year Ended
	(Unaudited)	11/30/14	(Unaudited)	11/30/14
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(225,011)	$(286,092)	$3,659,829	$5,245,408
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	3,545,883	28,062,278	20,460,759	20,264,043
Net change in unrealized appreciation (depreciation)	3,680,550	(17,045,559)	(18,297,380)	(9,258,729)
Net increase (decrease) in net assets from operations	7,001,422	10,730,627	5,823,208	16,250,722

Distributions to Shareholders
From net investment income
Class A Shares	—	—	(1,871,778)	(3,109,126)
Class C Shares	—	—	(1,156,581)	(1,478,779)
Class I Shares	—	—	(853,970)	(1,033,313)
Class R3 Shares	—	—	—	—
Class R6 Shares	—	—	—	—
From net realized gain on investments and foreign currency transactions
Class A Shares	(23,144,578)	(10,875,165)	(9,334,234)	—
Class C Shares	(2,573,708)	(1,267,171)	(7,803,468)	—
Class I Shares	(1,780,081)	(2,429,980)	(3,755,349)	—
Return of capital
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Class I Shares	—	—	—	—
Total distributions to shareholders	(27,498,367)	(14,572,316)	(24,775,380)	(5,621,218)

From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	2,312,432	3,887,919	11,027,688	33,915,299
Class C Shares	913,040	568,826	9,661,093	32,190,305
Class I Shares	357,240	3,653,984	13,302,981	41,180,337
Class R3 Shares	—	—	—	—
Class R6 Shares	—	—	—	—
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	22,571,328	10,531,947	10,169,503	2,720,237
Class C Shares	2,375,103	1,122,608	7,083,954	1,166,454
Class I Shares	1,472,578	2,249,736	3,041,853	566,372
Class R3 Shares	—	—	—	—
Class R6 Shares	—	—	—	—
	30,001,721	22,015,020	54,287,072	111,739,004
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(8,763,047)	(18,531,519)	(18,061,639)	(67,812,366)
Class C Shares	(1,471,888)	(2,510,223)	(13,770,421)	(17,539,623)
Class I Shares	(2,442,553)	(23,066,078)	(13,784,272)	(16,818,668)
Class R3 Shares	—	—	—	—
Class R6 Shares	—	—	—	—
Increase (decrease) in net assets from capital stock transactions	17,324,233	(22,092,800)	8,670,740	9,568,347
Total Increase (Decrease) in Net Assets for period	(3,172,712)	(25,934,489)	(10,281,432)	20,197,851
Net Assets: Beginning of period	$131,403,549	$157,338,038	$314,038,984	$293,841,133
Net Assets: End of period	$128,230,837	$131,403,549	$303,757,552	$314,038,984
Accumulated Undistributed Net Investment Income (Loss)	$(284,406)	$(59,395)	$(245,892)	$(23,392)

See notes to the Statement of Changes in Net Assets at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Small Company		Sustainable Core Opportunities		Sustainable Mid Cap Opportunities		Total Return Bond
	For the Fiscal		For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/15	Year Ended	05/31/15	Year Ended	05/31/15	Year Ended	05/31/15	Year Ended
	(Unaudited)	11/30/14	(Unaudited)	11/30/14	(Unaudited)	11/30/14	(Unaudited)	11/30/14
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(3,317,617)	$992,743	$861,832	$2,102,650	$(206,136)	$(547,005)	$6,666,938	$8,723,340
Net realized gain (loss) on investments, futures contracts and foreign currency transactions
Net change in unrealized appreciation (depreciation)	108,530,403	271,610,065	11,711,199	17,731,847	4,535,121	19,289,113	(3,200,507)	(11,835,241)
Net increase (decrease) in net assets from operations	(24,119,174)	(213,833,831)	(7,420,827)	10,442,011	4,247,629	(6,065,563)	(342,869)	5,344,214
	81,093,612	58,768,977	5,152,204	30,276,508	8,576,614	12,676,545	3,123,562	2,232,313
Distributions to Shareholders
From net investment income
Class A Shares	(93,906)	—	(1,906,452)	(1,286,158)	—	—	(2,163,253)	(3,897,907)
Class C Shares	—	—	—	—	—	—	(239,247)	(676,929)
Class I Shares	(585,316)	—	(157,936)	(88,572)	—	—	(5,088,739)	(4,572,211)
Class R3 Shares	—	—	—	—	—	—	(1,586)^	—
Class R6 Shares	— ^	—	—	—	—	—	(1,756)^	—
From net realized gain on investments and foreign currency transactions
Class A Shares	(173,084,804)	(160,785,202)	—	—	(17,552,176)	(9,762,986)	—	(1,116,247)
Class C Shares	(36,861,054)	(30,417,570)	—	—	—	—	—	(312,322)
Class I Shares	(59,912,872)	(74,106,525)	—	—	(898,949)	(247,429)	—	(725,796)
Return of capital
Class A Shares	—	—	—	—	—	—	—	(27,116)
Class C Shares	—	—	—	—	—	—	—	(6,253)
Class I Shares	—	—	—	—	—	—	—	(64,569)
Total distributions to shareholders	(270,537,952)	(265,309,297)	(2,064,388)	(1,374,730)	(18,451,125)	(10,010,415)	(7,494,581)	(11,399,350)

From Capital Share Transactions (see note 4)
Net proceeds from sales of shares	45,770,438	66,644,405	3,905,008	11,972,764	4,502,910	5,970,284	150,471,337	228,937,242
Class A Shares	8,014,464	7,849,079	—	—	—	—	6,460,903	35,132,074
Class C Shares	48,782,094	85,714,818	728,617	3,056,096	518,279	3,731,946	190,422,373	511,647,649
Class I Shares	—	—	—	—	—	—	600,000 ^	—
Class R3 Shares	600,000 ^	—	—	—	—	—	600,000 ^	—
Class R6 Shares
Net asset value of shares in reinvestment of dividends and distributions	157,156,558	144,366,716	1,846,836	1,239,313	17,158,147	9,516,977	2,047,505	4,807,797
Class A Shares	34,890,466	28,218,973	—	—	—	—	227,946	933,341
Class C Shares	47,549,623	55,356,901	143,388	78,107	493,269	152,715	3,945,112	4,044,087
Class I Shares	—	—	—	—	—	—	1,586 ^	—
Class R3 Shares	— ^	—	—	—	—	—	1,756 ^	—
Class R6 Shares	342,763,643	388,150,892	6,623,849	16,346,280	22,672,605	19,371,922	354,778,518	785,502,190

Less: Payments for shares reacquired (less any redemption fees, if applicable)	(97,274,278)	(213,469,673)	(10,553,086)	(25,199,120)	(8,172,743)	(17,717,562)	(72,688,657)	(131,609,649)
Class A Shares	(15,212,243)	(23,801,945)	—	—	—	—	(4,527,001)	(15,065,116)
Class C Shares	(55,478,312)	(220,933,821)	(856,022)	(1,973,381)	(541,204)	(346,305)	(126,405,109)	(82,943,142)
Class I Shares	—	—	—	—	—	—	— ^	—
Class R3 Shares	— ^	—	—	—	—	—	— ^	—
Class R6 Shares
Increase (decrease) in net assets from capital stock transactions	174,798,810	(70,054,547)	(4,785,259)	(10,826,221)	13,958,658	1,308,055	151,157,751	555,884,283
Total Increase (Decrease) in Net Assets for period	(14,645,530)	(276,594,867)	(1,697,443)	18,075,557	4,084,147	3,974,185	146,786,732	546,717,246
Net Assets: Beginning of period	$1,045,762,791	$1,322,357,658	$254,982,699	$236,907,142	$135,508,439	$131,534,254	$736,344,966	$189,627,720
Net Assets: End of period	$1,031,117,261	$1,045,762,791	$253,285,256	$254,982,699	$139,592,586	$135,508,439	$883,131,698	$736,344,966
Accumulated Undistributed Net Investment Income (Loss)	$(3,792,594)	$204,245	$812,116	$2,014,672	$(225,566)	$(19,430)	$(844,761)	$(17,118)

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond
For the Fiscal Period
From 12/23/14^
To 05/31/15
(Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$43,750
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	152,879
Net change in unrealized appreciation (depreciation)	(20,753)
Net increase (decrease) in net assets from operations	175,876

Distributions to Shareholders
From net investment income
Class A Shares	(7,550)
Class C Shares	(1,175)
Class I Shares	(34,212)
From net realized gain on investments and foreign currency transactions
Class A Shares	—
Class C Shares	—
Class I Shares	—
Total distributions to shareholders	(42,937)

From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	5,032,807
Class C Shares	1,610,500
Class I Shares	19,025,731
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	7,550
Class C Shares	1,175
Class I Shares	34,212
25,711,975
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	—
Class C Shares	—
Class I Shares	(734)
Increase (decrease) in net assets from capital stock transactions	25,711,241
Total Increase (Decrease) in Net Assets for period	25,844,180
Net Assets: Beginning of period	$0
Net Assets: End of period	$25,844,180
Accumulated Undistributed Net Investment Income (Loss)	$813

^Commenced operations December 23, 2014.

@ Commenced operations January 31, 2014.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/		value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	Fiscal year	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Balanced Class A
	11/30/10	$15.48	$0.23	$1.11	$1.34	$0.25	$—	$0.25	$16.57
	11/30/11	16.57	0.26	0.80	1.06	0.28	0.25	0.53	17.10
	11/30/12	17.10	0.23	1.77	2.00	0.30	0.77	1.07	18.03
	11/30/13	18.03	0.23	2.91	3.14	0.26	0.68	0.94	20.23
	11/30/14	20.23	0.26	1.50	1.76	0.26	0.75	1.01	20.98
	05/31/15(U)	20.98	0.13	0.11	0.24	0.16	0.89	1.05	20.17
Balanced Class C
	11/30/10	15.50	0.09	1.12	1.21	0.10	—	0.10	16.61
	11/30/11	16.61	0.12	0.81	0.93	0.14	0.25	0.39	17.15
	11/30/12	17.15	0.08	1.78	1.86	0.17	0.77	0.94	18.07
	11/30/13	18.07	0.08	2.91	2.99	0.11	0.68	0.79	20.27
	11/30/14	20.27	0.11	1.51	1.62	0.10	0.75	0.85	21.04
	05/31/15(U)	21.04	0.05	0.11	0.16	0.08	0.89	0.97	20.23
Balanced Class I
	11/30/10	15.38	0.24	1.11	1.35	0.21	—	0.21	16.52
	11/30/11	16.52	0.26	0.80	1.06	0.29	0.25	0.54	17.04
	11/30/12	17.04	0.23	1.76	1.99	0.31	0.77	1.08	17.95
	11/30/13	17.95	0.28	2.89	3.17	0.29	0.68	0.97	20.15
	11/30/14	20.15	0.31	1.50	1.81	0.31	0.75	1.06	20.90
	05/31/15(U)	20.90	0.15	0.11	0.26	0.19	0.89	1.08	20.08
Common Stock Class A
	11/30/10	27.21	0.24	2.38	2.62	0.22	—	0.22	29.61
	11/30/11	29.61	0.31	1.70	2.01	0.27	0.02	0.29	31.33
	11/30/12	31.33	0.38	3.93	4.31	0.37	0.43	0.80	34.84
	11/30/13	34.84	0.44	9.50	9.94	0.43	1.04	1.47	43.31
	11/30/14	43.31	0.56	4.97	5.53	0.58	5.47	6.05	42.79
	05/31/15(U)	42.79	0.22	0.93	1.15	0.21	0.02	0.23	43.71
Common Stock Class C
	11/30/10	26.41	(0.01)	2.32	2.31	0.02	—	0.02	28.70
	11/30/11	28.70	0.05	1.64	1.69	0.02	0.02	0.04	30.35
	11/30/12	30.35	0.09	3.81	3.90	0.12	0.43	0.55	33.70
	11/30/13	33.70	0.12	9.18	9.30	0.14	1.04	1.18	41.82
	11/30/14	41.82	0.21	4.78	4.99	0.19	5.47	5.66	41.15
	05/31/15(U)	41.15	0.04	0.91	0.95	0.10	0.02	0.12	41.98
Common Stock Class I
	11/30/10	27.23	0.33	2.39	2.72	0.34	—	0.34	29.61
	11/30/11	29.61	0.43	1.68	2.11	0.37	0.02	0.39	31.33
	11/30/12	31.33	0.49	3.94	4.43	0.48	0.43	0.91	34.85
	11/30/13	34.85	0.56	9.50	10.06	0.56	1.04	1.60	43.31
	11/30/14	43.31	0.68	4.97	5.65	0.73	5.47	6.20	42.76
	05/31/15(U)	42.76	0.28	0.94	1.22	0.26	0.02	0.28	43.70
Common Stock Class R6
	05/31/15(A)(U)	43.01	0.27	0.62	0.89	0.16	—	0.16	43.74

See notes to Financial Highlights at the end of the schedule.

						Ratios/Supplemental Data
						Ratio of expenses to				Ratio of net investment
			Net assets at	Ratio of		average net assets		Ratio of net		income (loss) to average net
Fund/	Total		end of	expenses to		before contractual and		investment income		assets before contractual and		Portfolio
Share	return		period (000	average net		voluntary expense		(loss) to average		voluntary expense		turnover
Class	(%)*		omitted)	assets (%)		reimbursements (%)**		net assets (%)		reimbursements (%)**		rate (%)
Balanced Class A
	8.74		$208,566	1.14		1.14		1.43		1.43		160
	6.46		207,922	1.13		1.13		1.49		1.49		162
	12.30		221,036	1.11		1.11		1.30		1.30		146
	18.15		267,627	1.06		1.06		1.22		1.22		154
	9.10		278,385	1.07		1.07		1.29		1.29		94
	1.36	++	274,137	1.05	+	1.05	+	1.25	+	1.25	+	56	++
Balanced Class C
	7.86		11,628	1.97		1.97		0.60		0.60		160
	5.63		12,109	1.94		1.94		0.68		0.68		162
	11.30		16,635	1.94		1.94		0.48		0.48		146
	17.19		30,647	1.86		1.86		0.42		0.42		154
	8.34		32,002	1.82		1.82		0.53		0.53		94
	0.95	++	33,153	1.84	+	1.84	+	0.46	+	0.46	+	56	++
Balanced Class I
	8.87		3,501	1.06		1.06		1.51		1.51		160
	6.49		3,383	1.09		1.09		1.52		1.52		162
	12.25		5,748	1.11		1.11		1.31		1.31		146
	18.46		20,468	0.77		0.77		1.50		1.50		154
	9.43		17,062	0.80		0.80		1.55		1.55		94
	1.45	++	13,205	0.82	+	0.82	+	1.47	+	1.47	+	56	++
Common Stock Class A
	9.69		848,513	1.16		1.16		0.85		0.85		12
	6.80	#	932,204	1.12		1.12		0.99		0.99		9
	13.99		1,193,721	1.09		1.09		1.12		1.12		8
	29.53		1,454,446	1.03		1.03		1.15		1.15		12
	13.30		1,577,546	1.00		1.00		1.28		1.28		19
	2.71	++	1,510,844	0.99	+	0.99	+	1.02	+	1.02	+	7	++
Common Stock Class C
	8.74		27,952	2.05		2.05		(0.03)		(0.03)		12
	5.90	#	36,587	1.97		1.97		0.16		0.16		9
	13.03		51,460	1.93		1.93		0.28		0.28		8
	28.47		78,259	1.84		1.84		0.32		0.32		12
	12.40		90,784	1.79		1.79		0.50		0.50		19
	2.32	++	91,645	1.80	+	1.80	+	0.21	+	0.21	+	7	++
Common Stock Class I
	10.06		244,612	0.83		0.83		1.17		1.17		12
	7.16	#	382,372	0.78		0.78		1.36		1.36		9
	14.38		684,658	0.75		0.75		1.47		1.47		8
	29.93		941,223	0.72		0.72		1.45		1.45		12
	13.61		932,941	0.72		0.72		1.55		1.55		19
	2.87	++	775,042	0.72	+	0.72	+	1.29	+	1.29	+	7	++
Common Stock Class R6
	2.07	++	608	0.64	+	5.82	+	1.40	+	(3.78	)+	7	++

The accompanying notes are an integral part of the financial statements.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	Capital	distributions	period
Government Securities Class A
	11/30/10	$11.15	$0.31	$0.31	$0.62	$0.37	$0.23	$—	$0.60	$11.17
	11/30/11	11.17	0.26	0.05	0.31	0.35	0.41	—	0.76	10.72
	11/30/12	10.72	0.14	0.28	0.42	0.31	—	—	0.31	10.83
	11/30/13	10.83	0.16	(0.66)	(0.50)	0.26	0.03	—	0.29	10.04
	11/30/14	10.04	0.18	0.17	0.35	0.26	—	—	0.26	10.13
	05/31/15(U)	10.13	0.09	—	0.09	0.12	—	—	0.12	10.10
Government Securities Class C
	11/30/10	11.15	0.22	0.32	0.54	0.28	0.23	—	0.51	11.18
	11/30/11	11.18	0.18	0.04	0.22	0.27	0.41	—	0.68	10.72
	11/30/12	10.72	0.05	0.30	0.35	0.23	—	—	0.23	10.84
	11/30/13	10.84	0.08	(0.68)	(0.60)	0.17	0.03	—	0.20	10.04
	11/30/14	10.04	0.10	0.17	0.27	0.17	—	—	0.17	10.14
	05/31/15(U)	10.14	0.05	(0.01)	0.04	0.07	—	—	0.07	10.11
Government Securities Class I
	11/30/10	11.15	0.34	0.30	0.64	0.39	0.23	—	0.62	11.17
	11/30/11	11.17	0.29	0.04	0.33	0.37	0.41	—	0.78	10.72
	11/30/12	10.72	0.16	0.28	0.44	0.33	—	—	0.33	10.83
	11/30/13	10.83	0.19	(0.67)	(0.48)	0.28	0.03	—	0.31	10.04
	11/30/14	10.04	0.21	0.16	0.37	0.28	—	—	0.28	10.13
	05/31/15(U)	10.13	0.10	(0.01)	0.09	0.13	—	—	0.13	10.09
International Equity Class A
	11/30/10	15.36	0.12	1.00	1.12	0.17	—	—	0.17	16.31
	11/30/11	16.31	0.19	(1.15)	(0.96)	0.32	—	—	0.32	15.03
	11/30/12	15.03	0.18	0.98	1.16	0.16	—	—	0.16	16.03
	11/30/13	16.03	0.16	4.13	4.29	0.14	—	—	0.14	20.18
	11/30/14	20.18	0.25	(0.61)	(0.36)	0.21	—	—	0.21	19.61
	05/31/15(U)	19.61	0.16	1.48	1.64	0.34	2.95	—	3.29	17.96
International Equity Class C
	11/30/10	14.98	(0.10)	0.97	0.87	—	—	—	—	15.85
	11/30/11	15.85	(0.05)	(1.11)	(1.16)	0.10	—	—	0.10	14.59
	11/30/12	14.59	(0.06)	0.96	0.90	—	—	—	—	15.49
	11/30/13	15.49	(0.11)	3.97	3.86	0.01	—	—	0.01	19.34
	11/30/14	19.34	(0.04)	(0.59)	(0.63)	—	—	—	—	18.71
	05/31/15(U)	18.71	0.03	1.43	1.46	0.07	2.95	—	3.02	17.15
International Equity Class I
	11/30/10	15.30	0.17	1.00	1.17	0.21	—	—	0.21	16.26
	11/30/11	16.26	0.23	(1.13)	(0.90)	0.37	—	—	0.37	14.99
	11/30/12	14.99	0.26	0.98	1.24	0.24	—	—	0.24	15.99
	11/30/13	15.99	0.26	4.11	4.37	0.23	—	—	0.23	20.13
	11/30/14	20.13	0.38	(0.65)	(0.27)	0.33	—	—	0.33	19.53
	05/31/15(U)	19.53	0.19	1.46	1.65	0.44	2.95	—	3.39	17.79
Low Duration Bond Class A
	11/30/10	9.34	0.16	0.04	0.20	0.25	—	—	0.25	9.29
	11/30/11	9.29	0.11	0.01	0.12	0.21	—	—	0.21	9.20
	11/30/12	9.20	0.06	(0.02)	0.04	0.18	—	—	0.18	9.06
	11/30/13	9.06	0.03	(0.10)	(0.07)	0.15	—	—	0.15	8.84
	11/30/14	8.84	0.12	(0.07)	0.05	0.16	—	—	0.16	8.73
	05/31/15(U)	8.73	0.08	(0.07)	0.01	0.09	—	—	0.09	8.65
Low Duration Bond Class I
	11/30/14(B)	8.82	0.13	(0.06)	0.07	0.16	—	—	0.16	8.73
	05/31/15(U)	8.73	0.09	(0.07)	0.02	0.10	—	—	0.10	8.65

See notes to Financial Highlights at the end of the schedule.

					Ratios/Supplemental Data
					Ratio of expenses to				Ratio of net investment
		Net assets at	Ratio of		average net assets before		Ratio of net		income (loss) to average net
Fund/	Total	end of	expenses to		contractual and		investment income		assets before contractual and		Portfolio
Share	return	period (000	average net		voluntary expense		(loss) to average		voluntary expense		turnover
Class	(%)*	omitted)	assets (%)		reimbursements (%)**		net assets (%)		reimbursements (%)**		rate (%)
Government Securities Class A
	5.85	$630,098	0.83		0.83		2.82		2.82		649
	2.99	677,462	0.80		0.80		2.42		2.42		688
	3.94	791,599	0.81		0.81		1.29		1.29		581
	(4.75)	429,416	0.83		0.83		1.54		1.54		795
	3.50	268,380	0.92		0.92		1.80		1.80		161
	0.85 ++	221,579	0.95	+	0.95	+	1.72	+	1.72	+	104	++
Government Securities Class C
	5.08	91,383	1.59		1.59		2.03		2.03		649
	2.11	84,985	1.59		1.59		1.65		1.65		688
	3.26	120,709	1.59		1.59		0.50		0.50		581
	(5.61)	58,371	1.63		1.63		0.73		0.73		795
	2.73	35,387	1.73		1.73		0.99		0.99		161
	0.41 ++	29,678	1.78	+	1.78	+	0.90	+	0.90	+	104	++
Government Securities Class I
	6.12	82,552	0.60		0.60		3.07		3.07		649
	3.22	69,001	0.57		0.57		2.71		2.71		688
	4.21	145,869	0.57		0.57		1.52		1.52		581
	(4.51)	70,078	0.60		0.60		1.76		1.76		795
	3.73	50,493	0.68		0.68		2.05		2.05		161
	0.86 ++	32,504	0.78	+	0.78	+	1.90	+	1.90	+	104	++
International Equity Class A
	7.35	151,462	1.45		1.45		0.77		0.77		20
	(6.11)	111,332	1.43		1.43		1.16		1.16		28
	7.84	106,173	1.49		1.49		1.17		1.17		37
	26.93	122,646	1.44		1.44		0.91		0.91		52
	(1.81)	115,216	1.41		1.41		1.22		1.22		50
	10.92 ++	118,897	1.39	+	1.39	+	1.83	+	1.83	+	27	++
International Equity Class C
	5.81	3,736	2.89		2.89		(0.68)		(0.68)		20
	(7.42)	3,207	2.89		2.89		(0.30)		(0.30)		28
	6.17	2,953	3.05		3.05		(0.40)		(0.40)		37
	24.92	3,634	3.04		3.04		(0.66)		(0.66)		52
	(3.26)	3,581	2.86		2.86		(0.23)		(0.23)		50
	10.14 ++	4,388	2.87	+	2.87	+	0.40	+	0.40	+	27	++
International Equity Class I
	7.74	8,218	1.08		1.08		1.13		1.13		20
	(5.77)	26,691	1.05		1.05		1.42		1.42		28
	8.45	27,887	0.94		0.94		1.72		1.72		37
	27.64	34,561	0.89		0.89		1.48		1.48		52
	(1.39)	10,997	0.92		0.92		1.91		1.91		50
	11.14 ++	12,457	0.99	+	0.99	+	2.23	+	2.23	+	27	++
Low Duration Bond Class A
	2.12	1,068,841	0.84		0.84		1.76		1.76		47
	1.27	887,005	0.84		0.84		1.19		1.19		42
	0.40	554,187	0.86		0.86		0.65		0.65		27
	(0.82)	307,959	0.89		0.89		0.37		0.37		16
	0.54	187,430	0.95		0.95		1.33		1.33		51
	0.14 ++	137,405	0.96	+	0.96	+	1.85	+	1.85	+	17	++
Low Duration Bond Class I
	0.75 ++	44,267	0.68	+	0.68	+	1.83	+	1.83	+	51	++
	0.27 ++	41,590	0.67	+	0.67	+	2.15	+	2.15	+	17	++

The accompanying notes are an integral part of the financial statements.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class Low	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Low Duration Bond Class S
	11/30/10	$9.34	$0.12	$0.04	$0.16	$0.21	$—	$0.21	$9.29
	11/30/11	9.29	0.07	0.01	0.08	0.17	—	0.17	9.20
	11/30/12	9.20	0.02	(0.01)	0.01	0.14	—	0.14	9.07
	11/30/13	9.07	0.01	(0.12)	(0.11)	0.12	—	0.12	8.84
	11/30/14	8.84	0.11	(0.06)	0.05	0.15	—	0.15	8.74
	05/31/15(U)	8.74	0.07	(0.07)	—	0.08	—	0.08	8.66
Mid Cap Class A
	11/30/10	13.46	(0.09)	2.79	2.70	—	—	—	16.16
	11/30/11	16.16	(0.11)	1.83	1.72	—	—	—	17.88
	11/30/12	17.88	(0.09)	1.60	1.51	—	—	—	19.39
	11/30/13	19.39	(0.06)	5.91	5.85	—	—	—	25.24
	11/30/14	25.24	(0.04)	1.83	1.79	—	2.33	2.33	24.70
	05/31/15(U)	24.70	(0.03)	0.92	0.89	—	5.11	5.11	20.48
Mid Cap Class C
	11/30/10	11.86	(0.28)	2.43	2.15	—	—	—	14.01
	11/30/11	14.01	(0.30)	1.58	1.28	—	—	—	15.29
	11/30/12	15.29	(0.28)	1.37	1.09	—	—	—	16.38
	11/30/13	16.38	(0.23)	4.96	4.73	—	—	—	21.11
	11/30/14	21.11	(0.21)	1.50	1.29	—	2.33	2.33	20.07
	05/31/15(U)	20.07	(0.10)	0.64	0.54	—	5.11	5.11	15.50
Mid Cap Class I
	11/30/10	13.57	(0.04)	2.83	2.79	—	—	—	16.36
	11/30/11	16.36	(0.05)	1.85	1.80	—	—	—	18.16
	11/30/12	18.16	(0.04)	1.62	1.58	—	—	—	19.74
	11/30/13	19.74	0.02	6.04	6.06	—	—	—	25.80
	11/30/14	25.80	0.07	1.83	1.90	—	2.33	2.33	25.37
	05/31/15(U)	25.37	(0.01)	0.95	0.94	—	5.11	5.11	21.20
Multi-Asset Income Class A
	11/30/10	10.99	0.23	0.60	0.83	0.26	—	0.26	11.56
	11/30/11	11.56	0.22	0.22	0.44	0.26	—	0.26	11.74
	11/30/12	11.74	0.16	0.86	1.02	0.21	—	0.21	12.55
	11/30/13	12.55	0.21	1.12	1.33	0.23	—	0.23	13.65
	11/30/14	13.65	0.26	0.50	0.76	0.28	—	0.28	14.13
	05/31/15(U)	14.13	0.17	0.07	0.24	0.18	0.94	1.12	13.25
Multi-Asset Income Class C
	11/30/10	10.96	0.14	0.60	0.74	0.17	—	0.17	11.53
	11/30/11	11.53	0.14	0.21	0.35	0.18	—	0.18	11.70
	11/30/12	11.70	0.08	0.86	0.94	0.14	—	0.14	12.50
	11/30/13	12.50	0.11	1.13	1.24	0.13	—	0.13	13.61
	11/30/14	13.61	0.17	0.48	0.65	0.18	—	0.18	14.08
	05/31/15(U)	14.08	0.12	0.06	0.18	0.13	0.94	1.07	13.19
Multi-Asset Income Class I
	11/30/11(C)	11.73	0.21	0.05	0.26	0.28	—	0.28	11.71
	11/30/12	11.71	0.18	0.85	1.03	0.22	—	0.22	12.52
	11/30/13	12.52	0.24	1.13	1.37	0.25	—	0.25	13.64
	11/30/14	13.64	0.31	0.48	0.79	0.32	—	0.32	14.11
	05/31/15(U)	14.11	0.19	0.07	0.26	0.20	0.94	1.14	13.23

See notes to Financial Highlights at the end of the schedule.

						Ratios/Supplemental Data
						Ratio of expenses to		Ratio of net	Ratio of net investment
				Ratio of		average net assets before		investment	income (loss) to average net
Fund/	Total		Net assets at	expenses to		contractual and		income (loss) to	assets before contractual and	Portfolio
Share	return		end of period	average net		voluntary expense		average net assets	voluntary expense	turnover
Class Low	(%)*		(000 omitted)	assets (%)		reimbursements (%)**		(%)	reimbursements (%)**	rate (%)
Low Duration Bond Class S
	1.70		$2,495,441	1.26		1.26		1.30	1.30	47
	0.85		2,068,558	1.25		1.25		0.79	0.79	42
	0.11		1,535,093	1.25		1.25		0.27	0.27	27
	(1.19)		691,645	1.13		1.27		0.12	(0.03)	16
	0.53		516,503	1.08		1.13		1.23	1.19	51
	0.05	++	405,179	1.14	+	1.14	+	1.68 +	1.68 +	17	++
Mid Cap Class A
	20.06		85,756	1.50		1.50		(0.64)	(0.64)	33
	10.64	#	86,126	1.43		1.43		(0.61)	(0.61)	42
	8.45		83,753	1.41		1.41		(0.49)	(0.49)	25
	30.17	#	118,734	1.35		1.35		(0.25)	(0.25)	47
	7.58		112,345	1.33		1.33		(0.18)	(0.18)	56
	5.69	++	111,427	1.30	+	1.30	+	(0.28)+	(0.28)+	20	++
Mid Cap Class C
	18.13		2,689	3.07		3.07		(2.21)	(2.21)	33
	9.14	#	3,724	2.80		2.80		(1.98)	(1.98)	42
	7.13		3,534	2.64		2.64		(1.73)	(1.73)	25
	28.88	#	11,528	2.27		2.27		(1.20)	(1.20)	47
	6.59		10,152	2.24		2.24		(1.08)	(1.08)	56
	5.12	++	9,893	2.31	+	2.31	+	(1.29)+	(1.29)+	20	++
Mid Cap Class I
	20.56		6,543	1.10		1.10		(0.25)	(0.25)	33
	11.00	#	7,086	1.09		1.09		(0.28)	(0.28)	42
	8.70		6,981	1.12		1.12		(0.20)	(0.20)	25
	30.70	#	27,075	0.96		0.96		0.10	0.10	47
	7.86		8,906	1.00		1.00		0.27	0.27	56
	5.74	++	6,911	1.15	+	1.15	+	(0.13)+	(0.13)+	20	++
Multi-Asset Income Class A
	7.68		91,218	1.15		1.15		2.05	2.05	326
	3.78		122,315	1.13		1.13		1.87	1.87	330
	8.78		134,682	1.12		1.12		1.33	1.33	315
	10.67		166,168	1.03		1.03		1.58	1.58	279
	5.61		140,670	1.04		1.04		1.89	1.89	166
	2.03	++	135,301	1.05	+	1.05	+	2.61 +	2.61 +	139	++
Multi-Asset Income Class C
	6.82		32,056	1.89		1.89		1.29	1.29	326
	3.01		53,891	1.83		1.83		1.17	1.17	330
	8.04		70,037	1.81		1.81		0.65	0.65	315
	9.99		97,839	1.77		1.77		0.83	0.83	279
	4.83		117,373	1.76		1.76		1.19	1.19	166
	1.59	++	113,260	1.79	+	1.79	+	1.87 +	1.87 +	139	++
Multi-Asset Income Class I
	2.24	++	4,611	1.08	+	1.26	+	1.84 +	1.66 +	330	++
	8.87		17,882	1.00		1.00		1.47	1.47	315
	11.01		29,833	0.80		0.80		1.79	1.79	279
	5.86		55,996	0.75		0.75		2.24	2.24	166
	2.18	++	55,196	0.80	+	0.80	+	2.85 +	2.85 +	139	++

The accompanying notes are an integral part of the financial statements.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/		value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	Fiscal year	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Small Company Class A
	11/30/10	$5.95	$(0.02)	$1.35	$1.33	$—	$—	$—	$7.28
	11/30/11	7.28	(0.04)	0.71	0.67	—	—	—	7.95
	11/30/12	7.95	—	0.70	0.70	—	0.69	0.69	7.96
	11/30/13	7.96	(0.02)	2.25	2.23	—	1.67	1.67	8.52
	11/30/14	8.52	—	0.38	0.38	—	1.71	1.71	7.19
	05/31/15(U)	7.19	(0.02)	0.41	0.39	—	1.84	1.84	5.74
Small Company Class C
	11/30/10	5.41	(0.07)	1.23	1.16	—	—	—	6.57
	11/30/11	6.57	(0.09)	0.64	0.55	—	—	—	7.12
	11/30/12	7.12	(0.05)	0.61	0.56	—	0.69	0.69	6.99
	11/30/13	6.99	(0.06)	1.91	1.85	—	1.67	1.67	7.17
	11/30/14	7.17	(0.04)	0.30	0.26	—	1.71	1.71	5.72
	05/31/15(U)	5.72	(0.03)	0.28	0.25	—	1.84	1.84	4.13
Small Company Class I
	11/30/10	6.02	0.01	1.37	1.38	—	—	—	7.40
	11/30/11	7.40	—	0.71	0.71	—	—	—	8.11
	11/30/12	8.11	0.02	0.72	0.74	—	0.69	0.69	8.16
	11/30/13	8.16	0.01	2.32	2.33	0.04	1.67	1.71	8.78
	11/30/14	8.78	0.03	0.38	0.41	—	1.71	1.71	7.48
	05/31/15(U)	7.48	(0.01)	0.44	0.43	0.02	1.84	1.86	6.05
Small Company Class R6
	05/31/15(A)(U)	5.44	(0.02)	0.30	0.28	—	—	—	5.72
Sustainable Core Opportunities Class A
	11/30/10	10.89	0.04	1.03	1.07	0.04	—	0.04	11.92
	11/30/11	11.92	0.06	0.63	0.69	0.04	—	0.04	12.57
	11/30/12	12.57	0.09	1.66	1.75	0.06	—	0.06	14.26
	11/30/13	14.26	0.11	4.25	4.36	0.11	—	0.11	18.51
	11/30/14	18.51	0.16	2.27	2.43	0.11	—	0.11	20.83
	05/31/15(U)	20.83	0.07	0.36	0.43	0.17	—	0.17	21.09
Sustainable Core Opportunities Class I
	11/30/10	10.95	0.08	1.03	1.11	0.09	—	0.09	11.97
	11/30/11	11.97	0.10	0.64	0.74	0.09	—	0.09	12.62
	11/30/12	12.62	0.13	1.67	1.80	0.11	—	0.11	14.31
	11/30/13	14.31	0.15	4.25	4.40	0.14	—	0.14	18.57
	11/30/14	18.57	0.22	2.27	2.49	0.13	—	0.13	20.93
	05/31/15(U)	20.93	0.09	0.36	0.45	0.22	—	0.22	21.16
Sustainable Mid Cap Opportunities Class A
	11/30/10	11.38	(0.08)	2.70	2.62	—	—	—	14.00
	11/30/11	14.00	(0.09)	1.52	1.43	—	—	—	15.43
	11/30/12	15.43	(0.07)	0.87	0.80	—	—	—	16.23
	11/30/13	16.23	(0.05)	4.57	4.52	—	0.68	0.68	20.07
	11/30/14	20.07	(0.08)	1.99	1.91	—	1.57	1.57	20.41
	05/31/15(U)	20.41	(0.03)	1.06	1.03	—	2.79	2.79	18.65
Sustainable Mid Cap Opportunities Class I
	11/30/10	11.82	(0.18)	2.79	2.61	—	—	—	14.43
	11/30/11	14.43	(0.10)	1.59	1.49	—	—	—	15.92
	11/30/12	15.92	(0.06)	0.88	0.82	—	—	—	16.74
	11/30/13	16.74	(0.01)	4.71	4.70	—	0.68	0.68	20.76
	11/30/14	20.76	(0.07)	2.07	2.00	—	1.57	1.57	21.19
	05/31/15(U)	21.19	(0.02)	1.11	1.09	—	2.79	2.79	19.49

See notes to Financial Highlights at the end of the schedule.

						Ratios/Supplemental Data
						Ratio of expenses to			Ratio of net investment
						average net assets		Ratio of net	income (loss) to average net
Fund/			Net assets at	Ratio of expenses to		before contractual and		investment income	assets before contractual and	Portfolio
Share	Total return		end of period	average net assets		voluntary expense		(loss) to average net	voluntary expense	turnover
Class	(%)*		(000 omitted)	(%)		reimbursements (%)**		assets (%)	reimbursements (%)**	rate (%)
Small Company Class A
	22.35		$1,122,623	1.17		1.17		(0.37)	(0.37)	32
	9.20		1,093,043	1.10		1.10		(0.44)	(0.44)	37
	9.63		815,661	1.14		1.14		(0.05)	(0.05)	33
	34.79		808,145	1.21		1.21		(0.24)	(0.24)	23
	5.40		682,481	1.20		1.20		0.06	0.06	59
	8.34	++	668,461	1.23	+	1.23	+	(0.65)+	(0.65)+	37	++
Small Company Class C
	21.44		166,931	1.93		1.93		(1.14)	(1.14)	32
	8.37		153,765	1.85		1.85		(1.20)	(1.20)	37
	8.70		119,594	1.89		1.89		(0.79)	(0.79)	33
	33.94		128,521	1.93		1.93		(0.97)	(0.97)	23
	4.55		115,642	1.91		1.91		(0.66)	(0.66)	59
	7.85	++	115,041	1.96	+	1.96	+	(1.38)+	(1.38)+	37	++
Small Company Class I
	22.92		924,047	0.72		0.72		0.08	0.08	32
	9.59		1,153,094	0.68		0.68		(0.03)	(0.03)	37
	9.96		523,540	0.79		0.79		0.31	0.31	33
	35.40		385,692	0.81		0.81		0.17	0.17	23
	5.62		247,639	0.85		0.85		0.46	0.46	59
	8.58	++	247,007	0.89	+	0.89	+	(0.31)+	(0.31)+	37	++
Small Company Class R6
	5.15	++	607	0.68	+	5.72	+	(0.67)+	(5.71)+	37	++
Sustainable Core Opportunities Class A
	9.80		179,907	1.35		1.35		0.34	0.34	11
	5.79		172,858	1.34		1.34		0.45	0.45	7
	14.00		182,345	1.32		1.32		0.66	0.66	4
	30.74		224,489	1.26		1.26		0.67	0.67	14
	13.18		239,707	1.24		1.24		0.85	0.85	20
	2.10	++	237,823	1.22	+	1.22	+	0.67 +	0.67 +	12	++
Sustainable Core Opportunities Class I
	10.18		10,479	0.95		0.95		0.73	0.73	11
	6.15		8,483	1.00		1.00		0.79	0.79	7
	14.38		8,194	1.04		1.04		0.94	0.94	4
	31.05		12,418	1.00		1.00		0.93	0.93	14
	13.50		15,275	0.97		0.97		1.13	1.13	20
	2.20	++	15,462	0.99	+	0.99	+	0.90 +	0.90 +	12	++
Sustainable Mid Cap Opportunities Class A
	23.02		110,749	1.42		1.42		(0.64)	(0.64)	11
	10.21		109,185	1.39		1.39		(0.62)	(0.62)	8
	5.18		104,293	1.41		1.41		(0.45)	(0.45)	117
	28.96		128,441	1.35		1.35		(0.26)	(0.26)	45
	10.12		128,716	1.32		1.32		(0.42)	(0.42)	62
	6.52	++#	132,824	1.30	+	1.30	+	(0.31)+	(0.31)+	17	++
Sustainable Mid Cap Opportunities Class I
	22.08		1,767	2.14		2.26		(1.37)	(1.49)	11
	10.33		1,805	1.38		1.76		(0.62)	(0.99)	8
	5.15		8,351	1.33		1.33		(0.36)	(0.36)	117
	29.15		3,093	1.15		1.15		(0.04)	(0.04)	45
	10.23		6,792	1.25		1.25		(0.35)	(0.35)	62
	6.57	++#	6,769	1.22	+	1.22	+	(0.23)+	(0.23)+	17	++

The accompanying notes are an integral part of the financial statements.

			Income from Investment Operations			Less Distributions
				Net gains or
				losses on
		Net asset	Net	securities		Dividends	Distributions
Fund/		value,	investment	(both	Total from	from net	(from			Net asset
Share	Fiscal year	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end of
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	Capital	distributions	period
Total Return Bond Class A
	11/30/11(C)	$10.00	$0.24	$0.18	$0.42	$0.28	$—	$—	$0.28	$10.14
	11/30/12	10.14	0.21	1.01	1.22	0.25	0.18	—	0.43	10.93
	11/30/13	10.93	0.25	—	0.25	0.28	0.25	—	0.53	10.65
	11/30/14	10.65	0.24	0.15	0.39	0.27	0.13	—	0.40	10.64
	05/31/15(U)	10.64	0.08	(0.03)	0.05	0.10	—	—	0.10	10.59
Total Return Bond Class C
	11/30/11(C)	10.00	0.23	0.18	0.41	0.28	—	—	0.28	10.13
	11/30/12	10.13	0.17	1.02	1.19	0.23	0.18	—	0.41	10.91
	11/30/13	10.91	0.20	(0.01)	0.19	0.22	0.25	—	0.47	10.63
	11/30/14	10.63	0.18	0.14	0.32	0.21	0.13	—	0.34	10.61
	05/31/15(U)	10.61	0.04	(0.04)	—	0.05	—	—	0.05	10.56
Total Return Bond Class I
	11/30/11(C)	10.00	0.25	0.19	0.44	0.30	—	—	0.30	10.14
	11/30/12	10.14	0.23	1.02	1.25	0.27	0.18	—	0.45	10.94
	11/30/13	10.94	0.29	(0.03)	0.26	0.29	0.25	—	0.54	10.66
	11/30/14	10.66	0.25	0.15	0.40	0.28	0.13	—	0.41	10.65
	05/31/15(U)	10.65	0.09	(0.04)	0.05	0.10	—	—	0.10	10.60
Total Return Bond Class R3
	05/31/15(A)(U)	10.53	0.08	0.06	0.14	0.08	—	—	0.08	10.59
Total Return Bond Class R6
	05/31/15(A)(U)	10.53	0.09	0.06	0.15	0.09	—	—	0.09	10.59
Unconstrained Bond Class A
	05/31/15(A)(U)	10.00	0.01	0.06	0.07	0.02	—	—	0.02	10.05
Unconstrained Bond Class C
	05/31/15(A)(U)	10.00	(0.02)	0.05	0.03	0.01	—	—	0.01	10.02
Unconstrained Bond Class I
	05/31/15(A)(U)	10.00	0.02	0.05	0.07	0.02	—	—	0.02	10.05

* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return. Total returns would have been lower in applicable years where the Advisor had not waived a portion of its fee.

** Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3), if applicable.

+ Annualized.

++Not Annualized.

(A) Commenced operations December 23, 2014.

(B) Commenced operations January 31, 2014.

(C) Commenced operations December 17, 2010.

(U) Unaudited.

# Includes the impact of proceeds received and credited to the Funds resulting from class action settlements, which enhanced the performance for the Sentinel Common Stock Fund Class A by 0.04%, Sentinel Common Stock Fund Class C by 0.07%, Sentinel Common Stock Fund Class I by 0.04%, Sentinel Mid Cap Fund Class A by 0.08%, Sentinel Mid Cap Fund Class C by 0.08% and Sentinel Mid Cap Fund Class I by 0.06% for the fiscal year ended November 30, 2011; Sentinel Mid Cap Fund Class A by 0.05%, Sentinel Mid Cap Fund Class C by 0.06% and Sentinel Mid Cap Fund Class I by 0.05% for the fiscal year ended November 30, 2013; and Sentinel Sustainable Mid Cap Fund Class A by 0.06% and Sentinel Sustainable Mid Cap Fund Class I by 0.06% for the fiscal six months ended May 31, 2015.

Per share net investment (income) loss and net realized and unrealized gains (losses) for each Fund are calculated utilizing the average shares method unless otherwise noted.

Amounts designated as “—“ are either zero or represent less than $0.005 or $(0.005).

^ Represents less than 0.5%.

@ Includes the impact of the shares owned by NLV Financial Corporation and its affiliates, who do not get charged a distribution fee, which decreases the ratio by 0.20% for the Sentinel Total Return Bond Fund Class C for the fiscal year ended November 30, 2014; and 0.50% for the Sentinel Total Return Bond Fund Class R3, 0.20% for the Sentinel Unconstrained Bond Fund Class A and 0.94% for the Sentinel Unconstrained Bond Fund Class C for the fiscal period from December 23, 2014 to May 31, 2015.

See notes to Financial Highlights at the end of the schedule.

						Ratios/Supplemental Data
						Ratio of expenses to				Ratio of net investment
				Ratio of		average net assets before		Ratio of net		income (loss) to average net
Fund/	Total		Net assets at	expenses to		contractual and		investment income		assets before contractual and		Portfolio
Share	return		end of period	average net		voluntary expense		(loss) to average		voluntary expense		turnover
Class	(%)*		(000 omitted)	assets (% )		reimbursements (%)**		net assets (%)		reimbursements (%)**		rate (%)
Total Return Bond Class A
	4.28	++	$23,856	0.95	+	0.95	+	2.46	+	2.46	+	784	++
	12.34		111,263	0.94		0.96		2.00		1.98		915
	2.33		102,138	0.89		0.95		2.38		2.32		499
	3.66		203,871	0.89		0.93		2.25		2.21		432
	0.42	++	282,219	0.89	+	0.93	+	1.59	+	1.55	+	311	++
Total Return Bond Class C
	4.16	++	14,205	1.04	+	1.04	+	2.40	+	2.40	+	784	++
	12.02		29,323	1.35		1.37		1.62		1.60		915
	1.79		26,222	1.42		1.48		1.88		1.81		499
	3.01		47,015	1.49	@	1.53	@	1.68		1.64		432
	0.02	++	48,946	1.73	+	1.77	+	0.75	+	0.71	+	311	++
Total Return Bond Class I
	4.40	++	11,070	0.82	+	0.82	+	2.60	+	2.60	+	784	++
	12.59		22,792	0.77		0.79		2.20		2.19		915
	2.46		61,268	0.73		0.79		2.69		2.63		499
	3.79		485,459	0.74		0.78		2.31		2.27		432
	0.51	++	550,760	0.72	+	0.76	+	1.76	+	1.72	+	311	++
Total Return Bond Class R3
	1.30	++	603	0.87	+@	5.82	+@	1.77	+	(3.17	)+	311	++
Total Return Bond Class R6
	1.38	++	604	0.68	+	5.81	+	1.97	+	(3.17	)+	311	++
Unconstrained Bond Class A
	0.65	++	5,066	1.14	+@	1.14	+@	0.31	+	0.31	+	1135	++
Unconstrained Bond Class C
	0.28	++	1,618	1.91	+@	1.91	+@	(0.36	)+	(0.36	)+	1135	++
Unconstrained Bond Class I
	0.68	++	19,160	1.01	+	1.01	+	0.43	+	0.43	+	1135	++

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

(1) Organization:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of twelve separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C, Class I and Class R6
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund	Class A, Class I and Class S
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Multi-Asset Income Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C, Class I and Class R6
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C, Class I, Class R3 and Class R6
Sentinel Unconstrained Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 — Investment Companies, which is part of GAAP. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

Notes to Financial Statements

B. Fair Value Measurement:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)  Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)  Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)  The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•             Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•             Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•             Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

Notes to Financial Statements

The fair value measurements as of May 31, 2015 were as follows:

	Quoted Prices	Other
	Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities - Assets:
Balanced:
Bank Loans	$—	$162,953	$—	$162,953
Collateralized Mortgage Obligations	—	4,194,273	—	4,194,273
Domestic Common Stocks	199,162,481	—	—	199,162,481
Domestic Corporate Bonds	—	37,548,618	—	37,548,618
Foreign Stocks & ADRs:
Mexico	1,260,000	—	—	1,260,000
Netherlands	3,843,000	—	—	3,843,000
Switzerland	1,528,276	1,923,750	—	3,452,026
Institutional Money Market Funds	—	27,992,371	—	27,992,371
Mortgage-Backed Securities	—	50,510,980	—	50,510,980
Totals	$205,793,757	$122,332,945	$—	$328,126,702

Common Stock:
Domestic Common Stocks	$2,251,083,744	$—	$—	$2,251,083,744
Foreign Stocks & ADRs:
Mexico	12,825,960	—	—	12,825,960
Netherlands	37,891,980	—	—	37,891,980
Switzerland	14,431,872	25,927,533	—	40,359,405
Institutional Money Market Funds	—	16,884,631	—	16,884,631
Totals	$2,316,233,556	$42,812,164	$—	$2,359,045,720

Government Securities:
Collateralized Mortgage Obligations	$—	$31,769,760	$—	$31,769,760
Institutional Money Market Funds	—	25,746,568	—	25,746,568
Mortgage-Backed Securities	—	237,531,072	—	237,531,072
U.S. Treasury Obligations	—	2,302,735	—	2,302,735
Totals	$—	$297,350,135	$—	$297,350,135

International Equity:
Domestic Common Stocks	$11,682,480	$—	$—	$11,682,480
Foreign Stocks & ADRs:
Australia	—	2,151,841	—	2,151,841
China	—	1,794,005	—	1,794,005
Cyprus	—	3,504,291	—	3,504,291
Denmark	—	3,427,239	—	3,427,239
France	—	12,159,238	—	12,159,238
Germany	—	15,571,158	—	15,571,158
Greece	—	1,944,099	—	1,944,099
Hong Kong	—	2,945,922	—	2,945,922
India	—	4,057,463	—	4,057,463
Ireland	—	4,488,085	—	4,488,085
Japan	—	6,802,275	—	6,802,275
Netherlands	—	3,063,398	—	3,063,398
Norway	—	3,947,300	—	3,947,300
South Korea	—	3,293,848	—	3,293,848
Spain	—	1,260,850	—	1,260,850
Sweden	—	3,151,560	—	3,151,560
Switzerland	—	16,056,915	—	16,056,915
United Kingdom	—	25,810,211	—	25,810,211
Institutional Money Market Funds	—	4,882,667	—	4,882,667
Totals	$11,682,480	$120,312,365	$—	$131,994,845

Low Duration Bond:
Collateralized Mortgage Obligations	$—	$215,653,571	$—	$215,653,571
Commercial Mortgage-Backed Securities	—	24,222,579	—	24,222,579
Domestic Corporate Bonds	—	301,925,429	—	301,925,429
Institutional Money Market Funds	—	12,781,029	—	12,781,029
Mortgage-Backed Securities	—	2,428,728	—	2,428,728
Residential Mortgage-Backed Securities	—	22,618,208	—	22,618,208
Totals	$—	$579,629,544	$—	$579,629,544

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Mid Cap:
Domestic Common Stocks	$120,570,890	$—	$—	$120,570,890
Foreign Stocks & ADRs	1,386,924	—	—	1,386,924
Institutional Money Market Funds	—	1,877,488	—	1,877,488
Real Estate Investment Trusts	4,622,208	—	—	4,622,208
Totals	$126,580,022	$1,877,488	$—	$128,457,510

Multi-Asset Income:
Bank Loans	$—	$703,170	$—	$703,170
Collateralized Mortgage Obligations	—	3,641,155	—	3,641,155
Domestic Common Stocks	37,536,661	—	—	37,536,661
Domestic Corporate Bonds	—	186,385,531	—	186,385,531
Domestic Exchange Traded Funds	14,526,854	—	—	14,526,854
Institutional Money Market Funds	—	28,341,674	—	28,341,674
Mortgage-Backed Securities	—	32,644,382	—	32,644,382
Real Estate Investment Trusts	978,953	—	—	978,953
Totals	$53,042,468	$251,715,912	$—	$304,758,380

Small Company:
Domestic Common Stocks	$947,121,055	$—	$—	$947,121,055
Foreign Stocks & ADRs	11,148,060	—	—	11,148,060
Institutional Money Market Funds	—	35,419,733	—	35,419,733
Real Estate Investment Trusts	39,411,523	—	—	39,411,523
Totals	$997,680,638	$35,419,733	$—	$1,033,100,371

Sustainable Core Opportunities:
Domestic Common Stocks	$238,991,258	$—	$—	$238,991,258
Foreign Stocks & ADRs:
Mexico	1,596,000	—	—	1,596,000
Netherlands	4,321,240	—	—	4,321,240
Switzerland	1,310,400	2,577,825	—	3,888,225
Institutional Money Market Funds	—	4,088,667	—	4,088,667
Totals	$246,218,898	$6,666,492	$—	$252,885,390

Sustainable Mid Cap Opportunities:
Domestic Common Stocks	$128,435,811	$—	$—	$128,435,811
Foreign Stocks & ADRs	1,491,633	—	—	1,491,633
Institutional Money Market Funds	—	5,152,750	—	5,152,750
Real Estate Investment Trusts	4,590,889	—	—	4,590,889
Totals	$134,518,333	$5,152,750	$—	$139,671,083

Total Return Bond:
Agency Discount Notes	$—	$49,999,944	$—	$49,999,944
Bank Loans	—	3,732,117	—	3,732,117
Collateralized Mortgage Obligations	—	12,556,032	—	12,556,032
Domestic Corporate Bonds	—	434,424,266	—	434,424,266
Institutional Money Market Funds	—	156,833,224	—	156,833,224
Mortgage-Backed Securities	—	291,110,789	—	291,110,789
Totals	$	$948,656,372	$—	$948,656,372

Unconstrained Bond:
Bank Loans	$—	$292,807	$—	$292,807
Domestic Corporate Bonds	—	16,542,113	—	16,542,113
Institutional Money Market Funds	—	5,593,320	—	5,593,320
Mortgage-Backed Securities	—	3,777,681	—	3,777,681
Totals	$—	$26,205,921	$—	$26,205,921

Investments in Securities - Liabilities:
Government Securities:
Mortgage-Backed Securities	$—	$(5,221,485)	$—	$(5,221,485)

Notes to Financial Statements

	Quoted Prices		Other
	(Unadjusted) in Active		Significant	Significant
	Markets for Identical		Observable	Unobservable
	Assets		Inputs	Inputs
Sentinel Fund / Category	(Level 1)		(Level 2)	(Level 3)	Total
Derivatives - Assets:
None.

Derivatives - Liabilities:
Low Duration Bond:
Futures Contracts	$(794,577	)*	$—	$—	$(794,577	)*

Total Return Bond:
Futures Contracts	$(144,391	)*	$—	$—	$(144,391	)*

Unconstrained Bond:
Futures Contracts	$(12,882	)*	$—	$—	$(12,882	)*

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended May 31, 2015.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended May 31, 2015.

C. Securities Transactions and Related Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2) on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, foreign currency transactions, the reclassification of net investment losses, the expiration of capital loss carry forwards to paid-in capital and returns of capital from underlying investments. No reclassifications were made to reflect these differences as of May 31, 2015.

E. Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements as a result of these uncertainties. As of May 31, 2015, the Funds did not have any unrecognized tax benefits.

F. Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

Notes to Financial Statements

G. Forward Foreign Currency Contracts:

Sentinel Balanced Fund, Sentinel Common Stock Fund, Sentinel International Equity Fund, Sentinel Low Duration Bond Fund, Sentinel Mid Cap Fund, Sentinel Multi-Asset Income Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel Sustainable Mid Cap Opportunities Fund, Sentinel Total Return Bond Fund and Sentinel Unconstrained Bond Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended May 31, 2015.

H. Options Contracts:

Each Fund may enter into options contracts.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark-to-market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended May 31, 2015, none of the Funds entered into options contracts.

I. Futures Contracts:

Each Fund may enter into futures contracts.

When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

Notes to Financial Statements

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold. During the fiscal six months ended May 31, 2015, the Sentinel Balanced, Sentinel Multi-Asset Income, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds sold varying combinations of futures contracts in U.S. Treasury 10-Year Notes and U.S. Treasury 30-Year Bonds to manage duration by hedging interest rate risk; the Sentinel Low Duration Bond Fund sold futures contracts in U.S. Treasury 5-Year Notes to manage duration by hedging interest rate risk; the Sentinel Multi-Asset Income Fund sold futures contracts on the Standard & Poor’s 500 Index to hedge equity market risk; the Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds sold futures contracts on the Standard & Poor’s 500 Index to hedge high yield market risk associated with corporate bonds; and the Sentinel Unconstrained Bond Fund bought varying combinations of futures contracts in U.S. Treasury 10-Year Notes and U.S. Treasury 30-Year Bonds to manage duration by increasing interest rate risk.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit “initial margin” with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party is required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

J. Swaps:

The Sentinel Balanced, Sentinel Government Securities, Sentinel Low Duration Bond, Sentinel Multi-Asset Income, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds may enter into swaps agreements.

Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular “notional amount”. Swaps may involve an interest rate (fixed or floating), a commodity price index, or a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A fixed-income Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates.

Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counter-party to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund’s obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund’s risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

During the fiscal six months ended May 31, 2015, none of the Funds entered into swaps agreements.

K. Derivatives Transactions:

The following table summarizes the fair value of each Fund’s futures contracts held as of May 31, 2015 along with the related location on the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:

	Purpose and Primary	Location on the
Sentinel Fund	Underlying Risk Exposure	Statement of Assets and Liabilities*	Fair Value of Assets*	Fair Value of Liabilities*
Low Duration Bond	Hedge interest rate risk.	Unrealized appreciation (depreciation) of investments and foreign exchange	$—	$(794,577)

Total Return Bond	Hedge interest rate risk.	Unrealized appreciation (depreciation) of investments and foreign exchange	$—	$(144,391)

Unconstrained Bond	Hedge interest rate risk.	Unrealized appreciation (depreciation) of investments and foreign exchange	$—	$(12,882)

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Notes to Financial Statements

Additionally, the amounts of realized and unrealized gains and losses on futures contracts recognized in each Fund’s earnings during the fiscal six months ended May 31, 2015 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

	Purpose and Primary	Location of Realized and Unrealized Gain	Net Realized	Net Change in Unrealized
Sentinel Fund	Underlying Risk Exposure	(Loss) on the Statement of Operations	Gain (Loss)	Appreciation (Depreciation)
Balanced	Hedge interest rate risk.	Futures contracts	$(339,546)	$131,607

Low Duration Bond	Hedge interest rate risk.	Futures contracts	$(6,607,575)	$3,461,952

Multi-Asset Income	Hedge interest rate risk.	Futures contracts	$(459,254)	$175,880
	Hedge equity market risk.	Futures contracts	$(396,183)	$—
		Total	$(855,437)	$175,880

Total Return Bond	Hedge interest rate risk.	Futures contracts	$(652,597)	$1,181,877
	Hedge high yield market risk.	Futures contracts	$(234,405)	$—
		Total	$(887,002)	$1,181,877

Unconstrained Bond^	Derivatives not accounted for as hedging instruments — Increase interest rate risk.	Futures contracts	$9,102	$—

	Hedge interest rate risk.	Futures contracts	$246,108	$(12,882)
	Hedge high yield market risk.	Futures contracts	$(6,341)	$—
		Sub-Total	$239,767	$—
		Total	$248,869	$(12,882)

^ Commenced operations December 23, 2014.

During the fiscal six months ended May 31, 2015, the average monthly notional value of futures contracts for the months held was as follows:

Average Monthly
Sentinel Fund	Notional Value
Balanced	$14,639,063
Low Duration Bond	225,174,024
Multi-Asset Income	11,410,766
Total Return Bond	87,138,859
Unconstrained Bond	10,275,000

L. Repurchase Agreements:

Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2015.

M. Dollar Rolls:

Sentinel Balanced Fund, Sentinel Government Securities Fund, Sentinel Low Duration Bond Fund, Sentinel Multi-Asset Income Fund, Sentinel Total Return Bond Fund and Sentinel Unconstrained Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended May 31, 2015.

N. Short Sales:

Sentinel Balanced Fund, Sentinel Government Securities Fund, Sentinel Low Duration Bond Fund, Sentinel Multi-Asset Income Fund, Sentinel Total Return Bond Fund and Sentinel Unconstrained Bond Fund may enter into short sales of agency mortgage-backed securities (“MBS”) that the Funds do not own, primarily as part of to-be-announced (“TBA”) swap transactions. ATBA swap transaction involves an agreement to purchase one agency MBS and a simultaneous agreement to sell a different agency MBS. Generally, a short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party. Therefore, short sales involve the risk that a Fund’s losses may be exaggerated (without a limit). By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Securities sold in short sale transactions and the interest payable on such transactions, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Sentinel Government Securities Fund executed one short sale transaction during the fiscal six months ended May 31, 2015 and it remained open at the end of the period with no counter-party collateral requirements.

Notes to Financial Statements

O. Line of Credit:

The Company has obtained access to an unsecured line of credit of up to $20,000,000 from SSB for temporary borrowing purposes. Each Fund may borrow up to 5% of its net assets, as calculated using net assets from the previous business day, with a maximum aggregate limit of $20,000,000. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate or the London InterBank Offered Rate (LIBOR), which ever is greater, plus an additional 1.25%. In addition, a commitment fee equal to 0.25% per annum on the daily unused balance is paid quarterly to SSB and is included in Custodian fees on the Statement of Operations. The average amount outstanding and weighted average interest rate for each Fund that utilized the line of credit during the fiscal six months ended May 31, 2015 was as follows:

	Daily Average	Weighted Average
Sentinel Fund	Amount Outstanding	Interest Rate
Balanced	$54,945	1.38%
Government Securities	5,615	1.38%
Low Duration Bond	54,999	1.38%
Mid Cap	2,556	1.38%
Multi-Asset Income	54,945	1.38%
Small Company	7,269	1.38%

At May 31, 2015, none of the Funds had an outstanding balance against this line of credit.

P. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts.

Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution fees, blue sky registration fees, certain transfer agency fees and NASDAQ listing fees are charged to the appropriate class.

Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

Earnings credits are received from SSB on cash balances and are reflected in the Statement of Operations as an expense offset. There were no expense offsets for the fiscal six months ended May 31, 2015.

The Sentinel International Equity and Sentinel Small Company Funds are subject to redemption fees of 2% on shares held 30 calendar days or less. The Sentinel Balanced, Sentinel Common Stock, Sentinel Government Securities, Sentinel Low Duration Bond, Sentinel Mid Cap, Sentinel Multi-Asset Income, Sentinel Sustainable Core Opportunities, Sentinel Sustainable Mid Cap Opportunities, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds are subject to, under certain circumstances, an excessive trading fee of 2% of the amount redeemed. Both the redemption fee and excessive trading fee are subject to certain exceptions under which they may not be charged. For the fiscal six months ended May 31, 2015, these fees totaled $3,088.

(3) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to Investment Advisory Agreements (“Advisory Agreements”), SAMI provides general supervision of the Funds’ investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown below:

	Advisory
Sentinel Fund	Fee Rate	Average Daily Net Assets
Each subject to:
Balanced	0.55%	First $200 million
Multi-Asset Income	0.50%	Next $200 million
Total Return Bond	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
Each subject to:
Common Stock	0.70%	First $500 million
International Equity	0.65%	Next $300 million
Mid Cap	0.60%	Next $200 million
Small Company	0.50%	Next $1 billion
Sustainable Core Opportunities	0.40%	In excess of $2 billion
Sustainable Mid Cap Opportunities
Each subject to:
Government Securities	0.45%	First $500 million
Low Duration Bond	0.40%	Next $500 million
	0.35%	Next $1 billion
	0.30%	Next $2 billion
	0.25%	In excess of $4 billion
Unconstrained Bond	0.75%	First $200 million
	0.70%	Next $200 million
	0.65%	Next $600 million
	0.60%	Next $1 billion
	0.55%	In excess of $2 billion

Notes to Financial Statements

Prior to March 3, 2015 with respect to the Sentinel Government Securities Fund and prior to March 17, 2015 with respect to the Sentinel Low Duration Bond Fund, assets were aggregated for the Sentinel Government Securities and Sentinel Low Duration Bond Funds when determining the breakpoints for the advisory fee and subject to the following schedule:

	Advisory
Sentinel Fund	Fee Rate	Average Daily Net Assets
Government Securities	0.55%	First $200 million
Low Duration Bond	0.50%	Next $200 million
	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion

The Class A shares of all Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the “A Plans”. Each of the Funds that offer Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the “C Plans”. Sentinel Low Duration Bond Fund has adopted a distribution plan for its Class S shares referred to as the “S Plan” and Sentinel Total Return Bond Fund has adopted a distribution plan for its Class R3 shares referred to as the “R3 Plan”

Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the “Distributor”, a company in which SAMI and Sentinel Financial Services, Inc., a wholly owned subsidiary of SAMI, are partners), a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Small Company Fund, (b) 0.25% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Common Stock, Sentinel International Equity, Sentinel Low Duration Bond, Sentinel Mid Cap, Sentinel Multi-Asset Income, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Mid Cap Opportunities Funds, or (c) 0.20% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. No fee is paid with respect to any Fund shares purchased prior to March 1, 1993.

Under the C Plans applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Common Stock, Sentinel Government Securities, Sentinel International Equity, Sentinel Mid Cap, Sentinel Multi-Asset Income, Sentinel Small Company, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. In the first year after the purchase, this fee is designed to recover the initial sales commission of 1.00% paid by the Distributor to the selling financial intermediary. In subsequent years, the entire 1.00% may be paid to the financial intermediary as additional commission and/or, up to 0.25%, for service fees.

Under the R3 Plan applicable to the Sentinel Total Return Bond Fund Class R3 shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.50% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of the Fund. The entire distribution fee may be paid to the selling dealer.

Under the S Plan applicable to the Sentinel Low Duration Bond Fund Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.50% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of the Fund. The entire distribution fee may be paid to the selling dealer.

The Class I shares and Class R6 shares do not pay distribution fees.

The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment for part of or all of the reporting period, this potentially results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial Corporation and its affiliates held investments in the Sentinel Common Stock Fund Class C for the period from December 1, 2014 through December 22, 2014 and for the entire period for the Sentinel Total Return Bond Fund Class R3 and Sentinel Unconstrained Bond Fund Classes A and C.

These asset-based fees, except the service fee component, are subject to aggregate limits imposed by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor will not be reimbursed for any un-reimbursed eligible expenses from any other Fund, or in any future year from any of the Funds.

The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results. The Distributor has advised the Funds that it received sales charges aggregating $1,726,698 for the fiscal six months ended May 31, 2015. The Funds have been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $127,999 after allowances of $357,397 to Equity Services, Inc., a subsidiary of NLV Financial Corporation, and $1,241,302 to other investment dealers. During this same period, the distributor advised the Funds that it received $13,519 in contingent deferred sales charges from certain redemptions of Class A shares, $35,558 in contingent deferred sales charges from redemptions of Class C shares and no contingent deferred sales charges from redemptions of Class I, R3, R6 or S shares.

Each Director who is not an affiliate of SAMI receives an annual fee of $86,000 from the Company. The Lead Independent Director and chairs of the Audit and Governance Committees are each paid an additional annual fee of $8,000. The Fees paid to Directors are generally distributed quarterly on a pro rata basis. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Certain Directors of the Funds have chosen to have their fees deferred in accordance with the Funds’ deferred compensation plan. This plan is intended to enable any eligible Director of the Company to forego a portion of current compensation in exchange for the promise by the Company to pay a benefit at a later time as set forth in this plan. These amounts are included in Directors’ and Chief Compliance Officer’s fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Variable Products Trust (“SVP”), a series investment company also advised by SAMI, SAMI itself, and the separate accounts of National Life Insurance Company which fund the variable life insurance and annuity products of SVP. Pursuant to an amended and restated agreement as of November 26, 2007, the Funds and SVP pay 50% of the costs incurred by these Chief Compliance Officer functions, including

Notes to Financial Statements

the salary and benefits of the Funds’ Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and SVP allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

Directors’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended May 31, 2015 were $501,768.

Effective December 1, 2014, the Company entered into a Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. (“BFDS”), under which BFDS became the transfer agent for the Funds. The Company also entered into an Amended and Restated Administration Agreement with SASI under which SASI provides a) general administrative services and b) transfer agency administrative and oversight services on behalf of the Company. Under the general administrative services portion of the agreement, the Funds receive administration services and pay SASI a monthly fee at an annual rate of 0.0375% of the first $4 billion of the Company’s aggregate average daily net assets; 0.035% of the next $3 billion of the Company’s aggregate average daily net assets and 0.0325% of the Company’s aggregate average daily net assets in excess of $7 billion. Under the transfer agency administrative and oversight services portion of the agreement, the Funds receive monitoring and oversight of transfer agency vendor services and are responsible for all costs and expenses relating to the individuals designated by SASI to perform such services on behalf of SASI. The number of such individuals to be designated by SASI to perform services is subject to approval by the Board of Directors. The Funds are also responsible for all charges of outside pricing services and other out-of-pocket expenses incurred by SASI in connection with the performance of its duties. The Funds may also reimburse SASI for sub-transfer agency, plan agent and similar fees paid by SASI to other entities that provide services to accounts underlying an omnibus account of record in accordance with policies approved by the Board of Directors.

Fees paid to SASI under the provisions of the Amended and Restated Administration Agreement for the fiscal six months ended May 31, 2015 were $1,667,952.

SAMI has contractually agreed to reimburse certain expenses paid by the Class I shares of each Fund to the extent necessary to prevent the total annual fund operating expense ratios of the Class I shares of each Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the respective Class A shares of the same Fund, where applicable. This agreement will continue through March 31, 2016. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Funds. For the fiscal six months ended May 31, 2015, none of the Funds were required to be reimbursed under this agreement.

SAMI has contractually agreed, effective December 23, 2014, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Sentinel Common Stock Fund Class R6 shares, on an annualized basis, to 0.65% of average daily net assets attributable to Class R6 shares through March 31, 2016. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2015, the total amount reimbursed under this agreement to Sentinel Common Stock Fund Class R6 was $4,006.

SAMI has contractually agreed, effective December 23, 2014, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Sentinel Small Company Fund Class R6 shares, on an annualized basis, to 0.73% of average daily net assets attributable to Class R6 shares through March 31, 2016. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2015, the total amount reimbursed under this agreement to Sentinel Small Company Fund Class R6 was $3,966.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares of the Sentinel Total Return Bond Fund, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2016. The Class C, Class I, Class R3 and Class R6 shares of this Fund also benefitted from this arrangement to the extent SAMI waived its advisory fees to meet this commitment. In addition, the Fund’s investment advisor has contractually agreed, effective December 23, 2014, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R3 shares, on an annualized basis, to 1.19% of average daily net assets attributable to Class R3 shares through March 31, 2016, and to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R6 shares, on an annualized basis, to 0.69% of average daily net assets attributable to Class R6 shares through March 31, 2016. Each of these agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2015, the total amount reimbursed under these agreements to Sentinel Total Return Bond Fund Class A was $45,602, Sentinel Total Return Bond Fund Class C was $9,561, Sentinel Total Return Bond Fund Class I was $94,262, Sentinel Total Return Bond Fund Class R3 was $3,825 and Sentinel Total Return Bond Fund Class R6 was $3,976.

SAMI has contractually agreed, effective March 30, 2015, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Sentinel Unconstrained Bond Fund Class C shares, on an annualized basis, to 2.06% of average daily net assets attributable to Class C shares through March 31, 2016. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2015, no reimbursements were required to Sentinel Unconstrained Bond Fund Class C.

As of May 31, 2015, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

Approximate %
Sentinel Fund	Ownership
Balanced - I	14.02%
Common Stock – R6	100.00%
International Equity - I	1.64%
Low Duration Bond - I	12.11%
Small Company – R6	100.00%
Sustainable Mid Cap Opportunities – I	33.28%
Total Return Bond – R3	100.00%
Total Return Bond – R6	100.00%
Unconstrained Bond – A	99.35%
Unconstrained Bond – C	93.16%
Unconstrained Bond – I	99.87%

Notes to Financial Statements

(4) Fund Shares:

At May 31, 2015, 2.94 billion shares of one cent par value were authorized as follows:

Authorized Shares
Class A
Balanced	40,000,000
Common Stock	75,000,000
Government Securities	170,000,000
International Equity	20,000,000
Low Duration Bond	200,000,000
Mid Cap	45,000,000
Multi-Asset Income	25,000,000
Small Company	300,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Mid Cap Opportunities	40,000,000
Total Return Bond	50,000,000
Unconstrained Bond	40,000,000
1,045,000,000
Class C
Balanced	10,000,000
Common Stock	10,000,000
Government Securities	20,000,000
International Equity	10,000,000
Mid Cap	30,000,000
Multi-Asset Income	15,000,000
Small Company	50,000,000
Total Return Bond	40,000,000
Unconstrained Bond	40,000,000
225,000,000
Class I
Balanced	40,000,000
Common Stock	40,000,000
Government Securities	40,000,000
International Equity	40,000,000
Low Duration Bond	40,000,000
Mid Cap	40,000,000
Multi-Asset Income	40,000,000
Small Company	250,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Mid Cap Opportunities	40,000,000
Total Return Bond	300,000,000
Unconstrained Bond	40,000,000
950,000,000
Class R3
Total Return Bond	40,000,000

Class R6
Common Stock	40,000,000
Small Company	40,000,000
Total Return Bond	40,000,000
120,000,000
Class S
Low Duration Bond	200,000,000

Total Allocated Shares	2,580,000,000

Total Unallocated Shares	360,000,000

Notes to Financial Statements

Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.

		Shares Issued in
		Reinvestment of		Net Increase (Decrease)
		Dividends and		in
Sentinel Fund	Shares sold	Distributions	Shares Reacquired	Shares Outstanding
Fiscal Six Months Ended May 31, 2015 (Unaudited)
Balanced – A	666,679	689,490	1,032,689	323,480
Balanced – C	203,982	71,256	157,632	117,606
Balanced – I	111,238	38,019	308,046	(158,789)
Common Stock – A	1,109,720	170,524	3,584,712	(2,304,468)
Common Stock – C	140,142	6,091	169,188	(22,955)
Common Stock – I	1,138,396	106,826	5,326,189	(4,080,967)
Common Stock – R6^	13,893	9	—	13,902
Government Securities – A	987,354	196,781	5,736,155	(4,552,020)
Government Securities – C	155,792	18,552	729,046	(554,702)
Government Securities – I	319,224	41,848	2,126,402	(1,765,330)
International Equity – A	250,299	1,193,596	699,261	744,634
International Equity – C	40,568	37,282	13,319	64,531
International Equity – I	221,689	100,971	185,455	137,205
Low Duration Bond - A	1,590,469	176,056	7,360,898	(5,594,373)
Low Duration Bond – I	376,525	56,617	699,345	(266,203)
Low Duration Bond - S	4,161,498	448,078	16,951,950	(12,342,374)
Mid Cap – A	115,881	1,212,209	434,295	893,795
Mid Cap – C	61,814	167,733	97,128	132,419
Mid Cap – I	17,454	76,418	118,917	(25,045)
Multi-Asset Income – A	832,987	791,532	1,367,517	257,002
Multi-Asset Income – C	736,733	554,066	1,045,136	245,663
Multi-Asset Income – I	1,010,992	236,979	1,043,215	204,756
Small Company – A	8,223,769	30,458,442	17,117,062	21,565,149
Small Company – C	1,972,875	9,354,012	3,712,599	7,614,288
Small Company – I	8,239,531	8,756,837	9,245,475	7,750,893
Small Company – R6^	106,256	—	—	106,256
Sustainable Core Opportunities – A	189,120	93,369	510,921	(228,432)
Sustainable Core Opportunities – I	35,294	7,235	41,580	949
Sustainable Mid Cap Opportunities – A	245,093	1,019,498	451,127	813,464
Sustainable Mid Cap Opportunities – I	27,259	28,059	28,625	26,693
Total Return Bond – A	14,137,238	192,856	6,840,282	7,489,812
Total Return Bond – C	610,060	21,543	427,333	204,270
Total Return Bond – I	17,882,406	371,265	11,879,489	6,374,182
Total Return Bond – R3^	56,845	150	—	56,995
Total Return Bond – R6^	56,800	166	—	56,966
Unconstrained Bond – A^	503,288	752	—	504,040
Unconstrained Bond – C^	161,315	117	—	161,432
Unconstrained Bond – I^	1,902,560	3,407	73	1,905,894

^ Commenced operations December 23, 2014.

Notes to Financial Statements

				Shares Issued in
		Shares issued in Fund		Reinvestment of		Net Increase
		Reorganizations		Dividends and		(Decrease) in
Sentinel Fund	Shares sold	(see note 5)		Distributions	Shares Reacquired	Shares Outstanding
Fiscal Year Ended November 30, 2014
Balanced – A	1,406,299	—		640,885	2,012,926	34,258
Balanced – C	398,990	—		61,128	450,737	9,381
Balanced – I	283,244	—		47,602	530,379	(199,533)
Common Stock – A	2,840,657	2,872,282	*	3,947,520	6,374,230	3,286,229
Common Stock – C	272,917	88,881	*	246,410	273,461	334,747
Common Stock – I	3,907,718	121,123	*	2,385,575	6,328,720	85,696
Government Securities – A	3,607,134	—		609,526	20,496,237	(16,279,577)
Government Securities – C	247,317	—		55,728	2,624,455	(2,321,410)
Government Securities – I	3,461,115	—		122,208	5,581,357	(1,998,034)
International Equity – A	591,410	—		57,016	848,933	(200,507)
International Equity – C	37,065	—		—	33,625	3,440
International Equity – I	262,327	—		27,747	1,443,885	(1,153,811)
Low Duration Bond - A	8,145,341	—		426,888	21,956,255	(13,384,026)
Low Duration Bond – I^^	5,726,257	—		35,765	689,962	5,072,060
Low Duration Bond - S	21,211,357	—		1,030,621	41,335,937	(19,093,959)
Mid Cap – A	161,759	—		449,315	766,805	(155,731)
Mid Cap – C	28,758	—		58,439	127,599	(40,402)
Mid Cap – I	146,142	—		93,700	938,380	(698,538)
Multi-Asset Income – A	2,443,108	—		194,704	4,854,129	(2,216,317)
Multi-Asset Income – C	2,323,988	—		83,643	1,260,525	1,147,106
Multi-Asset Income – I	2,947,074	—		40,449	1,206,705	1,780,818
Small Company – A	9,548,410	—		21,043,457	30,471,677	120,190
Small Company – C	1,391,954	—		5,130,458	4,239,587	2,282,825
Small Company – I	11,785,619	—		7,774,428	30,407,268	(10,847,221)
Sustainable Core Opportunities – A	627,086	—		66,954	1,315,521	(621,481)
Sustainable Core Opportunities – I	159,796	—		4,211	102,832	61,175
Sustainable Mid Cap Opportunities – A	307,228	—		502,697	902,629	(92,704)
Sustainable Mid Cap Opportunities – I	181,054	—		7,775	17,180	171,649
Total Return Bond – A	21,332,629	—		449,555	12,203,004	9,579,180
Total Return Bond – C	3,264,410	—		87,658	1,386,876	1,965,192
Total Return Bond – I	47,149,947	—		377,055	7,679,665	39,847,337

^^ Commenced operations January 31, 2014.

* Please see note 5 for specific details of the Plan of Reorganization. The reorganization was completed following the close of business on November 21, 2014 by a tax-free exchange of 2,418,074 shares of the Sentinel Common Stock Fund Class A for 7,320,014 shares of the Sentinel Capital Growth Fund Class A, a merger conversion ratio of 0.33033732; 454,208 shares of the Sentinel Common Stock Fund Class A for 1,669,419 shares of the Sentinel Growth Leaders Fund Class A, a merger conversion ratio of 0.27207543; 67,095 shares of the Sentinel Common Stock Fund Class C for 240,225 shares of the Sentinel Capital Growth Fund Class C, a merger conversion ratio of 0.27930102; 21,786 shares of the Sentinel Common Stock Fund Class C for 95,719 shares of the Sentinel Growth Leaders Fund Class C, a merger conversion ratio of 0.22759864; 11,518 shares of the Sentinel Common Stock Fund Class I for 35,249 shares of the Sentinel Capital Growth Fund Class I, a merger conversion ratio of 0.32676746; and 109,605 shares of the Sentinel Common Stock Fund Class I for 415,934 shares of the Sentinel Growth Leaders Fund Class I, a merger conversion ratio of 0.26351383.

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any class of any Fund or 25% or more of a Fund and is available, without charge, upon request by calling (800) 282-3863 or on-line at www.sentinelinvestments.com.

Notes to Financial Statements

(5) Reorganizations:

Pursuant to separate Plans of Reorganization approved by the Board on June 12, 2014, as of the close of business on November 21, 2014, Sentinel Common Stock Fund acquired 100% of the voting equity interests, substantially all of the assets and assumed substantially all of the liabilities of Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, each a separate series of the Company, in tax-free reorganizations in exchange for shares of the Sentinel Common Stock Fund. The primary reason for the transactions was to combine two smaller Funds into a larger Fund with similar investment strategies and policies. For financial reporting purposes, the net assets received and shares issued by the Sentinel Common Stock Fund were recorded at fair value; however, the Sentinel Capital Growth and Sentinel Growth Leaders Funds’ respective cost of investments were carried forward to align ongoing reporting of the Sentinel Common Stock Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The merger conversion ratios and number of shares are presented in Note (4) and the value of shares issued by the Sentinel Common Stock Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and acquired unrealized appreciation (depreciation) as of the reorganization date were as follows:

								Total	Acquired	Acquired
				Total		Total		Net Assets of	Fund (1)	Fund (2)
			Total	Net Assets of		Net Assets of		Acquiring Fund	Unrealized	Unrealized
Acquiring	Acquired	Acquired	Net Assets of	Acquired		Acquired		After	Appreciation/	Appreciation/
Fund	Fund (1)	Fund (2)	Acquiring Fund	Fund (1)		Fund (2)		Acquisitions	(Depreciation)	(Depreciation)
Sentinel Common Stock Fund Class A	Sentinel Capital Growth Fund Class A	Sentinel Growth Leaders Fund Class A	$1,454,852,867	$103,227,604		$19,390,184		$1,577,470,655	$26,988,487	$3,971,852

Sentinel Common Stock Fund Class C	Sentinel Capital Growth Fund Class C	Sentinel Growth Leaders Fund Class C	86,979,534	2,754,933		894,514		90,628,981	(386,403)	117,874

Sentinel Common Stock Fund Class I	Sentinel Capital Growth Fund Class I	Sentinel Growth Leaders Fund Class I	927,779,435	491,366		4,675,706		932,946,507	(1,534,709)	113,276
		Totals	$2,469,611,836	$106,473,903	*	$24,960,404	*	$2,601,046,143	$25,067,375	$4,203,002

* The net assets of each of the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund were primarily comprised of investments with fair values of $106,502,576 and $24,967,667, respectively, just prior to the reorganizations.

The financial statements reflect the operations of the Sentinel Common Stock Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition.

(6) Investment Transactions:

Purchases and sales of investment securities (excluding short term obligations, forward foreign currency contracts, futures contracts, swaps and written options) for the fiscal six months ended May 31, 2015 were as follows:

	Purchases of
	Other than U.S.
	Government	Purchases of U.S.	Sales of Other than	Sales of U.S.
	Direct and	Government Direct	U.S. Government	Government Direct
	Agency	and Agency	Direct and Agency	and Agency
Sentinel Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$24,347,253	$148,039,169	$37,739,787	$150,482,342
Common Stock	166,881,796	—	437,716,034	—
Government Securities	—	311,802,713	11,112,140	378,584,408
International Equity	32,434,324	—	42,516,741	—
Low Duration Bond	101,028,078	4,997,656	98,273,610	116,129,245
Mid Cap	34,322,223	—	28,595,314	—
Multi-Asset Income	263,867,814	138,481,399	272,612,341	163,845,999
Small Company	375,995,975	—	487,474,025	—
Sustainable Core Opportunities	29,080,686	—	32,152,742	—
Sustainable Mid Cap Opportunities	22,675,803	—	29,213,806	—
Total Return Bond	267,108,088	1,853,462,219	160,905,241	1,776,296,358
Unconstrained Bond^	21,050,148	120,651,946	4,137,884	116,820,254

^ Commenced operations December 23, 2014.

Notes to Financial Statements

(7) Distributions to Shareholders:

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after November 30, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

At November 30, 2014, the Company had tax basis capital losses which may be used to offset future capital gains as follows:

	Capital Loss
Sentinel Fund	Carry Forward	Expiring on 11/30
Government Securities	$45,336,505	No Expiration (Short-Term)
	10,556,928	No Expiration (Long-Term)
Total	$55,893,433

Low Duration Bond	$916,192	2015
	505,428	2016
	2,065,072	2017
	16,447,278	2018
	32,731,463	2019
	20,247,213	No Expiration (Short-Term)
	39,506,642	No Expiration (Long-Term)
Total	$112,419,288

Sustainable Core Opportunities	$8,719,541	2017
	2,756,462	2018
	2,019,008	2019
Total	$13,495,011

Total Return Bond	$6,525,425	No Expiration (Short-Term)
	6,162,796	No Expiration (Long-Term)
Total	$12,688,221

During the fiscal year ended November 30, 2014, the Funds utilized capital losses as follows:

Capital Losses
Sentinel Fund	Utilized
International Equity	$3,889,449
Multi-Asset Income	345,842
Sustainable Core Opportunities	17,731,764

It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire. The following Funds had capital loss carry forwards expire last fiscal year:

Capital Losses
Sentinel Fund	Expired
Low Duration Bond	$4,202,997

(8) Post Retirement Benefits:

Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. The projected obligations for such benefits have been accrued and the total estimated liabilities as of May 31, 2015 included in the line item Accrued expenses on the Statement of Assets and Liabilities are as follows:

Sentinel Fund
Balanced — A	$8,453
Common Stock — A	69,413
Government Securities — A	7,034
Mid Cap — A	6,993

(9) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(10) Subsequent Events:

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

As a shareholder of one or more of the Sentinel Funds, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/14 through 05/31/15.

Actual Expenses

The first line of each share class entry in the table on pages 78 - 79 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid from 12/01/14 through 05/31/15” to estimate the expenses you paid on your account during this period.

Certain Account Fees and Minimum Account Size

Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expenses for the period would be higher. Due to the expense of maintaining accounts with small balances, we reserve the right to liquidate and currently charge an annual maintenance fee of $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee is deducted automatically from each such shareholder account on a quarterly pro-rated basis.

Miscellaneous Recurring Fees:

Retirement Custodial Accounts:
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees:
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00
Copy of check-writing check written prior to March 2008	$10.00

Recurring Fees for Services for Employee Benefit Plans

The Sentinel Destinations platform offers participant record keeping services to employer-sponsored retirement plans such as 401(k), pension or profit sharing plans. Plans using the Sentinel Destinations platform will be subject to additional fees for the services provided. Contact your financial advisor or Sentinel Administrative Services, Inc. for more information regarding Sentinel Destinations.

Hypothetical Example for Comparison Purposes

The second line of each share class entry in the table on pages 78 - 79 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Page intentionally left blank.

Expenses

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table.

(Unaudited)                               More detailed expenses data is contained the accompanying Financial Statements and related Notes.

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/14
Sentinel Fund	Fund Class	Description	Percentage	12/01/14	05/31/15	Ratio	through 05/31/15*
Balanced
	A Shares	Actual	1.36	$1,000.00	$1,013.61	1.05	$5.27
		Hypothetical+	1.97	1,000.00	1,019.70	1.05	5.29
	C Shares	Actual	0.95	1,000.00	1,009.54	1.84	9.22
		Hypothetical+	1.58	1,000.00	1,015.76	1.84	9.25
	I Shares	Actual	1.45	1,000.00	1,014.50	0.82	4.12
		Hypothetical+	2.08	1,000.00	1,020.84	0.82	4.13
Common Stock
	A Shares	Actual	2.71	1,000.00	1,027.14	0.99	5.00
		Hypothetical+	2.00	1,000.00	1,020.00	0.99	4.99
	C Shares	Actual	2.32	1,000.00	1,023.19	1.80	9.08
		Hypothetical+	1.60	1,000.00	1,015.96	1.80	9.05
	I Shares	Actual	2.87	1,000.00	1,028.68	0.72	3.64
		Hypothetical+	2.13	1,000.00	1,021.34	0.72	3.63
	R6 Shares^	Actual	2.07	1,000.00	1,020.73	0.64	2.82
		Hypothetical+	2.17	1,000.00	1,021.74	0.64	3.23
Government Securities
	A Shares	Actual	0.85	1,000.00	1,008.51	0.95	4.76
		Hypothetical+	2.02	1,000.00	1,020.19	0.95	4.78
	C Shares	Actual	0.41	1,000.00	1,004.14	1.78	8.89
		Hypothetical+	1.61	1,000.00	1,016.06	1.78	8.95
	I Shares	Actual	0.86	1,000.00	1,008.61	0.78	3.91
		Hypothetical+	2.10	1,000.00	1,021.04	0.78	3.93
International Equity
	A Shares	Actual	10.92	1,000.00	1,109.16	1.39	7.31
		Hypothetical+	1.80	1,000.00	1,018.00	1.39	6.99
	C Shares	Actual	10.14	1,000.00	1,101.45	2.87	15.04
		Hypothetical+	1.06	1,000.00	1,010.62	2.87	14.39
	I Shares	Actual	11.14	1,000.00	1,111.42	0.99	5.21
		Hypothetical+	2.00	1,000.00	1,020.00	0.99	4.99
Low Duration Bond
	A Shares	Actual	0.14	1,000.00	1,001.41	0.96	4.79
		Hypothetical+	2.01	1,000.00	1,020.14	0.96	4.84
	I Shares	Actual	0.27	1,000.00	1,002.68	0.67	3.35
		Hypothetical+	2.16	1,000.00	1,021.59	0.67	3.38
	S Shares	Actual	0.05	1,000.00	1,000.49	1.14	5.69
		Hypothetical+	1.93	1,000.00	1,019.25	1.14	5.74
Mid Cap
	A Shares	Actual	5.69	1,000.00	1,056.88	1.30	6.67
		Hypothetical+	1.85	1,000.00	1,018.45	1.30	6.54
	C Shares	Actual	5.12	1,000.00	1,051.22	2.31	11.81
		Hypothetical+	1.34	1,000.00	1,013.41	2.31	11.60
	I Shares	Actual	5.74	1,000.00	1,057.40	1.15	5.90
		Hypothetical+	1.92	1,000.00	1,019.20	1.15	5.79

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/14
Sentinel Fund	Fund Class	Description	Percentage	12/01/14	05/31/15	Ratio	through 05/31/15*
Multi-Asset Income
	A Shares	Actual	2.03	$1,000.00	$1,020.34	1.05	$5.29
		Hypothetical+	1.97	1,000.00	1,019.70	1.05	5.29
	C Shares	Actual	1.59	1,000.00	1,015.90	1.79	9.00
		Hypothetical+	1.60	1,000.00	1,016.01	1.79	9.00
	I Shares	Actual	2.18	1,000.00	1,021.83	0.80	4.03
		Hypothetical+	2.09	1,000.00	1,020.94	0.80	4.03
Small Company
	A Shares	Actual	8.34	1,000.00	1,083.42	1.23	6.39
		Hypothetical+	1.88	1,000.00	1,018.80	1.23	6.19
	C Shares	Actual	7.85	1,000.00	1,078.53	1.96	10.16
		Hypothetical+	1.52	1,000.00	1,015.16	1.96	9.85
	I Shares	Actual	8.58	1,000.00	1,085.83	0.89	4.63
		Hypothetical+	2.05	1,000.00	1,020.49	0.89	4.48
	R6 Shares^	Actual	5.15	1,000.00	1,051.47	0.68	3.04
		Hypothetical+	2.15	1,000.00	1,021.54	0.68	3.43
Sustainable Core Opportunities
	A Shares	Actual	2.10	1,000.00	1,020.98	1.22	6.15
		Hypothetical+	1.89	1,000.00	1,018.85	1.22	6.14
	I Shares	Actual	2.20	1,000.00	1,022.01	0.99	4.99
		Hypothetical+	2.00	1,000.00	1,020.00	0.99	4.99
Sustainable Mid Cap Opportunities
	A Shares	Actual	6.52	1,000.00	1,065.19	1.30	6.69
		Hypothetical+	1.85	1,000.00	1,018.45	1.30	6.54
	I Shares	Actual	6.57	1,000.00	1,065.69	1.22	6.28
		Hypothetical+	1.89	1,000.00	1,018.85	1.22	6.14
Total Return Bond
	A Shares	Actual	0.42	1,000.00	1,004.24	0.89	4.45
		Hypothetical+	2.05	1,000.00	1,020.49	0.89	4.48
	C Shares	Actual	0.02	1,000.00	1,000.19	1.73	8.63
		Hypothetical+	1.63	1,000.00	1,016.31	1.73	8.70
	I Shares	Actual	0.51	1,000.00	1,005.09	0.72	3.60
		Hypothetical+	2.13	1,000.00	1,021.34	0.72	3.63
	R3 Shares^	Actual	1.30	1,000.00	1,013.00	0.87	3.81
		Hypothetical	2.06	1,000.00	1,020.59	0.87	4.38
	R6 Shares^	Actual	1.38	1,000.00	1,013.76	0.68	2.98
		Hypothetical+	2.15	1,000.00	1,021.54	0.68	3.43
Unconstrained Bond Fund
	A Shares^	Actual	0.65	1,000.00	1,006.50	1.14	4.98
		Hypothetical+	1.93	1,000.00	1,019.25	1.14	5.74
	C Shares^	Actual	0.28	1,000.00	1,002.80	1.91	8.33
		Hypothetical+	1.54	1,000.00	1,015.41	1.91	9.60
	I Shares^	Actual	0.68	1,000.00	1,006.80	1.01	4.41
		Hypothetical+	1.99	1,000.00	1,019.90	1.01	5.09

* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

+ Hypothetical assumes a 5.00% annual return less expenses for the period.

^ Commenced operations December 23, 2014.

Proxy Voting Results

Proxy Voting Results (unaudited)

Special meetings of shareholders held on March 2, 2015:

Sentinel Group Funds, Inc.

1. Elect four Directors to the Board of Directors of the Corporation, each for an indefinite term and until his or her successor is elected and qualified or until his or her death, retirement, resignation or removal:

	Value of Assets	Value of Assets
Candidate	Voted For	Voted Against
Mehran Assadi	$3,797,653,936	$123,749,224
Thomas H. Brownell	3,811,748,466	109,654,695
Gary Dunton	3,813,527,231	107,875,929
John Pelletier	3,814,594,160	106,809,000

Sentinel Balanced Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$156,882,040	$3,155,654	$2,680,988	$35,879,991
2B. Purchasing and selling real estate	158,799,299	1,342,579	2,576,804	35,879,991
2C. Underwriting securities of other issuers	157,375,065	2,276,859	3,066,758	35,879,991
2D. Making Loans	158,922,961	1,061,559	2,734,162	35,879,991
2E. Concentrating investments in a single industry	156,837,828	3,263,110	2,617,744	35,879,991
2F. Issuing senior securities	158,707,569	1,175,314	2,835,799	35,879,991
2G. Purchasing and selling commodities or commodity contracts	157,763,053	2,225,992	2,729,638	35,879,991
2H. Purchasing securities on margin	157,353,203	2,715,238	2,650,241	35,879,991
2I. Investing in oil, gas or other mineral exploration or development programs or leases	157,366,859	2,741,208	2,610,616	35,879,991
2J. Investing in warrants	157,559,790	1,696,700	3,462,192	35,879,991
2K. Investing for purposes of exercising control or management	157,722,042	1,554,209	3,442,432	35,879,991
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	156,034,262	3,524,497	3,159,923	35,879,991
2M. Making short sales of securities	157,624,970	2,262,590	2,831,122	35,879,991
2N. Investing more than 5% of assets in a single issuer	158,122,401	1,680,964	2,915,318	35,879,991
2O. Investing in illiquid securities	157,390,685	2,446,476	2,881,521	35,879,991
2P. Investing in restricted securities	157,779,280	1,452,241	3,487,162	35,879,991
2Q. Diversifying investments with respect to 75% of assets	158,328,978	1,708,972	2,680,733	35,879,991
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	153,234,277	6,381,793	3,102,612	35,879,991

Sentinel Common Stock Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$1,190,055,755	$31,916,689	$22,146,059	$145,099,487
2B. Purchasing and selling real estate	1,194,618,942	27,269,886	22,229,676	145,099,487
2C. Underwriting securities of other issuers	1,187,863,336	33,116,282	23,138,885	145,099,487
2D. Making Loans	1,188,489,890	33,940,885	21,687,729	145,099,487
2E. Concentrating investments in a single industry	1,174,315,037	45,301,563	24,501,904	145,099,487
2F. Issuing senior securities	1,189,462,240	27,894,833	26,761,430	145,099,487
2G. Purchasing and selling commodities or commodity contracts	1,186,015,160	33,598,504	24,504,839	145,099,487
2H. Purchasing securities on margin	1,180,690,875	40,276,781	23,150,847	145,099,487
2I. Investing in oil, gas or other mineral exploration or development programs or leases	1,193,498,048	27,956,800	22,663,656	145,099,487
2J. Investing in warrants	1,188,974,811	29,214,234	25,929,458	145,099,487
2K. Investing for purposes of exercising control or management	1,186,703,800	30,370,008	27,044,695	145,099,487
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	1,179,846,777	39,664,387	24,607,340	145,099,487
2M. Making short sales of securities	1,178,843,469	39,869,113	25,405,921	145,099,487
2N. Investing more than 5% of assets in a single issuer	1,181,404,108	34,558,560	28,155,835	145,099,487
2O. Investing in illiquid securities	1,178,111,251	37,973,610	28,033,643	145,099,487
2P. Investing in restricted securities	1,183,158,423	32,566,060	28,394,021	145,099,487
2Q. Diversifying investments with respect to 75% of assets	1,190,320,975	26,915,774	26,881,754	145,099,487
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	934,523,793	280,424,428	29,170,282	145,099,487

Sentinel Georgia Municipal Bond Fund (The Fund was liquidated on May 29, 2015.)

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$11,684,466	$0	$0	$2,212
2B. Purchasing and selling real estate	11,684,466	0	0	2,212
2C. Underwriting securities of other issuers	11,684,466	0	0	2,212
2D. Making Loans	11,684,466	0	0	2,212
2E. Concentrating investments in a single industry	11,602,095	82,371	0	2,212
2F. Issuing senior securities	11,684,466	0	0	2,212
2G. Purchasing and selling commodities or commodity contracts	11,602,095	82,371	0	2,212
2H. Purchasing securities on margin	11,684,466	0	0	2,212
2I. Investing in oil, gas or other mineral exploration or development programs or leases	11,684,466	0	0	2,212
2J. Investing in warrants	11,602,095	82,371	0	2,212
2K. Investing for purposes of exercising control or management	11,684,466	0	0	2,212
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	11,684,466	0	0	2,212
2M. Making short sales of securities	11,684,466	0	0	2,212
2O. Investing in illiquid securities	11,684,466	0	0	2,212

Sentinel Government Securities Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$162,566,076	$7,687,864	$3,854,848	$34,963,342
2B. Purchasing and selling real estate	163,812,590	6,436,937	3,859,261	34,963,342
2C. Underwriting securities of other issuers	163,437,526	6,328,446	4,342,816	34,963,342
2D. Making Loans	163,495,918	6,498,208	4,114,662	34,963,342
2E. Concentrating investments in a single industry	165,523,920	4,777,556	3,807,312	34,963,342
2F. Issuing senior securities	164,154,514	5,323,030	4,631,245	34,963,342
2G. Purchasing and selling commodities or commodity contracts	163,306,045	6,534,848	4,267,895	34,963,342
2H. Purchasing securities on margin	161,170,941	8,495,220	4,442,627	34,963,342
2I. Investing in oil, gas or other mineral exploration or development programs or leases	161,730,273	8,666,768	3,711,746	34,963,342
2J. Investing in warrants	161,223,736	7,835,868	5,049,184	34,963,342
2K. Investing for purposes of exercising control or management	162,415,444	7,430,050	4,263,294	34,963,342
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	161,767,663	8,223,332	4,117,794	34,963,342
2M. Making short sales of securities	160,892,288	9,074,718	4,141,782	34,963,342
2O. Investing in illiquid securities	162,200,418	7,578,268	4,330,102	34,963,342
2P. Investing in restricted securities	161,996,740	7,399,689	4,712,359	34,963,342
2Q. Diversifying investments with respect to 75% of assets	162,778,800	7,043,834	4,286,154	34,963,342
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	149,190,003	20,171,171	4,747,614	34,963,342

3. Amend the advisory agreement between Sentinel Group Funds, Inc. and the Advisor to disaggregate the assets of the Sentinel Government Securities Fund and Sentinel Low Duration Bond Fund for purposes of determining the advisory fee; and implement a new advisory fee schedule.	162,855,195	6,188,802	5,064,792	34,963,342

Sentinel International Equity Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$65,233,585	$1,769,595	$511,103	$16,540,621
2B. Purchasing and selling real estate	65,129,358	1,874,679	510,245	16,540,621
2C. Underwriting securities of other issuers	64,988,222	2,029,561	496,499	16,540,621
2D. Making Loans	65,032,458	1,854,880	626,945	16,540,621
2E. Concentrating investments in a single industry	64,959,264	2,040,732	514,286	16,540,621
2F. Issuing senior securities	65,206,673	1,795,439	512,171	16,540,621
2G. Purchasing and selling commodities or commodity contracts	65,970,480	986,389	557,414	16,540,621
2H. Purchasing securities on margin	64,992,611	1,850,381	671,290	16,540,621
2I. Investing in oil, gas or other mineral exploration or development programs or leases	65,711,764	1,316,535	485,984	16,540,621
2J. Investing in warrants	65,949,718	836,761	727,803	16,540,621
2K. Investing for purposes of exercising control or management	65,326,666	1,639,549	548,069	16,540,621
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	65,034,819	1,955,761	523,704	16,540,621
2M. Making short sales of securities	64,930,373	1,784,574	799,336	16,540,621
2N. Investing more than 5% of assets in a single issuer	65,587,548	1,280,561	646,174	16,540,621
2O. Investing in illiquid securities	65,619,866	1,113,177	781,239	16,540,621
2P. Investing in restricted securities	65,599,296	1,092,818	822,168	16,540,621
2Q. Diversifying investments with respect to 75% of assets	66,050,012	952,016	512,255	16,540,621
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	63,015,900	3,671,462	826,921	16,540,621

Sentinel Low Duration Bond Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$236,060,825	$10,138,327	$11,141,299	$94,083,138
2B. Purchasing and selling real estate	236,046,282	9,826,996	11,467,173	94,083,138
2D. Making Loans	235,714,608	10,828,302	10,797,542	94,083,138
2F. Issuing senior securities	235,902,941	9,682,319	11,755,191	94,083,138
2I. Investing in oil, gas or other mineral exploration or development programs or leases	236,381,713	10,191,829	10,766,909	94,083,138
2Q. Diversifying investments with respect to 75% of assets	237,134,028	8,986,492	11,219,931	94,083,138

Sentinel Mid Cap Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$68,790,214	$1,204,564	$950,679	$16,591,826
2B. Purchasing and selling real estate	68,988,057	1,026,800	930,599	16,591,826
2C. Underwriting securities of other issuers	68,799,069	1,190,897	955,491	16,591,826
2D. Making Loans	69,031,368	850,557	1,063,532	16,591,826
2E. Concentrating investments in a single industry	68,665,330	1,318,245	961,882	16,591,826
2F. Issuing senior securities	68,895,063	1,101,220	949,173	16,591,826
2G. Purchasing and selling commodities or commodity contracts	68,747,585	1,245,782	952,090	16,591,826
2H. Purchasing securities on margin	68,781,831	1,055,607	1,108,019	16,591,826
2I. Investing in oil, gas or other mineral exploration or development programs or leases	69,213,470	594,469	1,137,518	16,591,826
2J. Investing in warrants	68,806,815	640,680	1,497,962	16,591,826
2K. Investing for purposes of exercising control or management	68,928,353	976,384	1,040,720	16,591,826
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	68,736,960	1,144,754	1,063,743	16,591,826
2M. Making short sales of securities	68,621,293	1,168,911	1,155,253	16,591,826
2N. Investing more than 5% of assets in a single issuer	68,638,782	1,120,525	1,186,151	16,591,826
2O. Investing in illiquid securities	68,645,511	1,110,344	1,189,602	16,591,826
2P. Investing in restricted securities	68,609,004	1,276,920	1,059,533	16,591,826
2Q. Diversifying investments with respect to 75% of assets	69,143,193	657,663	1,144,602	16,591,826
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	67,642,123	2,005,814	1,297,519	16,591,826

Sentinel Multi-Asset Income Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$134,153,415	$3,911,379	$4,750,969	$35,114,960
2B. Purchasing and selling real estate	135,095,099	2,932,231	4,788,433	35,114,960
2C. Underwriting securities of other issuers	133,735,347	4,109,452	4,970,963	35,114,960
2D. Making Loans	134,574,949	3,534,262	4,706,551	35,114,960
2E. Concentrating investments in a single industry	132,788,544	5,297,702	4,729,517	35,114,960
2F. Issuing senior securities	134,546,440	2,744,850	5,524,473	35,114,960
2G. Purchasing and selling commodities or commodity contracts	134,533,829	3,057,209	5,224,725	35,114,960
2H. Purchasing securities on margin	133,467,272	4,363,358	4,985,133	35,114,960
2I. Investing in oil, gas or other mineral exploration or development programs or leases	134,123,869	3,566,804	5,125,091	35,114,960
2J. Investing in warrants	133,641,807	3,286,276	5,887,679	35,114,960
2K. Investing for purposes of exercising control or management	134,293,081	3,240,770	5,281,912	35,114,960
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	133,326,770	4,311,504	5,177,490	35,114,960
2M. Making short sales of securities	133,046,482	4,249,769	5,519,513	35,114,960
2N. Investing more than 5% of assets in a single issuer	133,139,972	4,259,134	5,416,657	35,114,960
2O. Investing in illiquid securities	132,654,709	4,513,141	5,647,913	35,114,960
2Q. Diversifying investments with respect to 75% of assets	134,314,522	3,144,044	5,357,197	35,114,960

Sentinel Small Company Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$382,234,666	$17,684,978	$13,145,166	$144,048,288
2B. Purchasing and selling real estate	387,907,843	12,124,496	13,032,471	144,048,288
2C. Underwriting securities of other issuers	383,306,627	16,636,309	13,121,873	144,048,288
2D. Making Loans	384,630,301	15,077,165	13,357,344	144,048,288
2E. Concentrating investments in a single industry	376,798,420	22,534,594	13,731,796	144,048,288
2F. Issuing senior securities	386,041,495	13,166,597	13,856,718	144,048,288
2G. Purchasing and selling commodities or commodity contracts	384,655,683	14,724,258	13,684,869	144,048,288
2H. Purchasing securities on margin	379,063,507	19,762,666	14,238,636	144,048,288
2I. Investing in oil, gas or other mineral exploration or development programs or leases	385,942,823	13,574,301	13,547,686	144,048,288
2J. Investing in warrants	381,763,934	15,359,278	15,941,598	144,048,288
2K. Investing for purposes of exercising control or management	381,412,262	17,641,960	14,010,588	144,048,288
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	377,360,908	21,039,679	14,664,222	144,048,288
2M. Making short sales of securities	377,342,128	19,107,038	16,615,644	144,048,288
2N. Investing more than 5% of assets in a single issuer	379,376,155	17,805,492	15,883,163	144,048,288
2O. Investing in illiquid securities	379,267,204	18,640,589	15,157,017	144,048,288
2P. Investing in restricted securities	380,118,966	16,170,728	16,775,115	144,048,288
2Q. Diversifying investments with respect to 75% of assets	384,441,093	14,139,849	14,483,868	144,048,288

Sentinel Sustainable Core Opportunities Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$134,011,230	$4,536,764	$2,780,786	$13,711,191
2B. Purchasing and selling real estate	134,757,460	3,668,279	2,903,041	13,711,191
2C. Underwriting securities of other issuers	134,372,112	3,899,891	3,056,776	13,711,191
2D. Making Loans	134,777,223	3,804,243	2,747,313	13,711,191
2E. Concentrating investments in a single industry	133,487,710	5,126,511	2,714,559	13,711,191
2F. Issuing senior securities	135,505,650	2,987,873	2,835,257	13,711,191
2G. Purchasing and selling commodities or commodity contracts	135,289,734	3,191,008	2,848,037	13,711,191
2H. Purchasing securities on margin	133,429,886	5,035,325	2,863,569	13,711,191
2I. Investing in oil, gas or other mineral exploration or development programs or leases	131,499,464	7,456,815	2,372,500	13,711,191
2J. Investing in warrants	133,305,867	5,163,252	2,859,661	13,711,191
2K. Investing for purposes of exercising control or management	134,485,515	4,167,525	2,675,740	13,711,191
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	133,330,980	5,186,721	2,811,079	13,711,191
2M. Making short sales of securities	133,759,794	4,787,192	2,781,794	13,711,191
2N. Investing more than 5% of assets in a single issuer	133,562,284	4,872,577	2,893,919	13,711,191
2O. Investing in illiquid securities	133,377,589	5,077,581	2,873,610	13,711,191
2Q. Diversifying investments with respect to 75% of assets	134,749,829	3,814,942	2,764,008	13,711,191
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	129,884,870	8,666,192	2,777,717	13,711,191

Sentinel Sustainable Mid Cap Opportunities Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$69,849,513	$2,695,004	$566,279	$8,577,726
2B. Purchasing and selling real estate	70,776,822	1,817,734	516,241	8,577,726
2C. Underwriting securities of other issuers	70,439,944	2,194,471	476,381	8,577,726
2D. Making Loans	70,491,829	1,917,371	701,595	8,577,726
2E. Concentrating investments in a single industry	69,779,559	2,792,837	538,400	8,577,726
2F. Issuing senior securities	70,610,163	1,833,421	667,213	8,577,726
2G. Purchasing and selling commodities or commodity contracts	70,449,984	2,042,920	617,892	8,577,726
2H. Purchasing securities on margin	69,918,251	2,761,037	431,509	8,577,726
2I. Investing in oil, gas or other mineral exploration or development programs or leases	68,950,870	3,954,545	205,381	8,577,726
2J. Investing in warrants	69,867,171	2,668,970	574,655	8,577,726
2K. Investing for purposes of exercising control or management	69,989,829	2,413,396	707,571	8,577,726
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	69,631,233	2,834,634	644,928	8,577,726
2M. Making short sales of securities	69,822,843	2,672,826	615,127	8,577,726
2N. Investing more than 5% of assets in a single issuer	70,028,102	2,439,806	642,889	8,577,726
2O. Investing in illiquid securities	69,890,667	2,476,867	743,262	8,577,726
2Q. Diversifying investments with respect to 75% of assets	70,252,561	2,315,488	542,748	8,577,726
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	68,019,153	4,497,306	594,338	8,577,726

Sentinel Total Return Bond Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2A. Borrowing money	$413,767,139	$6,233,312	$6,242,024	$193,859,102
2B. Purchasing and selling real estate	415,666,801	4,848,959	5,726,714	193,859,102
2C. Underwriting securities of other issuers	413,433,392	6,183,077	6,626,005	193,859,102
2D. Making Loans	414,804,684	5,564,712	5,873,078	193,859,102
2E. Concentrating investments in a single industry	412,361,038	7,602,881	6,278,554	193,859,102
2F. Issuing senior securities	415,322,020	4,623,261	6,297,193	193,859,102
2G. Purchasing and selling commodities or commodity contracts	414,710,590	5,381,562	6,150,323	193,859,102
2H. Purchasing securities on margin	413,499,640	6,704,191	6,038,643	193,859,102
2I. Investing in oil, gas or other mineral exploration or development programs or leases	415,609,344	4,978,731	5,654,398	193,859,102
2J. Investing in warrants	413,755,517	5,745,945	6,741,012	193,859,102
2K. Investing for purposes of exercising control or management	414,307,989	5,604,166	6,330,319	193,859,102
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	412,145,343	7,000,246	7,096,885	193,859,102
2O. Investing in illiquid securities	412,153,106	6,614,635	7,474,733	193,859,102
2Q. Diversifying investments with respect to 75% of assets	414,718,082	8,834,579	6,689,813	193,859,102

Special meetings of shareholders held on March 16, 2015:

Sentinel Low Duration Bond Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2C. Underwriting securities of other issuers	$256,102,096	$13,532,466	$13,997,827	$90,653,052
2E. Concentrating investments in a single industry	254,506,338	15,780,021	13,346,030	90,653,052
2G. Purchasing and selling commodities or commodity contracts	257,640,941	12,083,955	13,907,493	90,653,052
2H. Purchasing securities on margin	256,036,532	14,476,816	13,119,041	90,653,052
2J. Investing in warrants	256,403,645	13,164,615	14,064,130	90,653,052
2K. Investing for purposes of exercising control or management	257,417,548	13,107,065	13,107,777	90,653,052
2L. Purchasing or selling securities, other than Fund shares, from or to certain persons associated with the Fund	253,103,521	16,149,351	14,379,516	90,653,052
2M. Making short sales of securities	254,418,391	14,803,683	14,410,315	90,653,052
2O. Investing in illiquid securities	252,761,960	16,897,365	13,973,065	90,653,052
2P. Investing in restricted securities	255,296,661	12,730,762	15,604,966	90,653,052

3. Amend the advisory agreement between Sentinel Group Funds, Inc. and the Advisor to disaggregate the assets of the Sentinel Government Securities Fund and Sentinel Low Duration Bond Fund for purposes of determining the advisory fee; and implement a new advisory fee schedule.	254,363,025	14,279,364	14,990,000	90,653,052

Special meetings of shareholders held on March 20, 2015:

Sentinel Georgia Municipal Bond Fund (The Fund was liquidated on May 29, 2015.)

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	$93,557	$11,590,908	$0	$2,202

Sentinel Low Duration Bond Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	$221,676,388	$50,718,991	$15,442,570	$88,934,723

Sentinel Multi-Asset Income Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	$121,840,443	$24,920,793	$6,664,010	$32,616,408

Sentinel Small Company Fund

2. Update, standardize and eliminate fundamental policies including:

	Value of Assets	Value of Assets		Broker
Policy	Voted For	Voted Against	Abstain	Non-Vote
2R. Changing investment objectives from fundamental investment policies to non-fundamental investment policies	$386,754,127	$45,800,649	$19,651,202	$130,130,118

Board Approval of Investment Advisory Agreements

(Unaudited)

Sentinel Unconstrained Bond Fund

Sentinel Unconstrained Bond Fund (the “Unconstrained Bond Fund”) is a series of the Company that commenced operations on December 23, 2014. Sentinel Asset Management, Inc. (the “Advisor”) acts as the investment advisor to the Unconstrained Bond Fund pursuant to an Investment Advisory Agreement dated as of December 23, 2104 (the “Advisory Agreement”), under which the Advisor provides investment advisory services to the Unconstrained Bond Fund.

The Board of Directors of the Company, including a majority of the Independent Directors, approved the Advisory Agreement on October 9, 2014. The Board initially considered the organization of the Unconstrained Bond Fund on August 19, 2014. The Board received information at that meeting, and at the meeting held on October 9, 2014, regarding the proposed portfolio managers for the Unconstrained Bond Fund, as well as the investment strategies proposed to be utilized with respect to the Fund. The Board also received information regarding the proposed advisory fee, including information prepared by the Advisor using data from Morningstar Associates LLC (“Morningstar”) regarding investment advisory fees of comparable mutual funds, a pro forma analysis of the Fund’s operating expenses and information from Morningstar regarding the operating expense ratios of comparable mutual funds, and profitability projections.

After consideration of the information described above and other information considered relevant, including deliberations by the Independent Directors without the presence of employees of the Advisor or its affiliates that were attended by the Company’s independent counsel, the Board of Directors approved the Advisory Agreement as described above. In considering this approval, the Board determined, among other findings, that the nature, extent and expected quality of the services to be provided by the Advisor, the amount of the proposed investment advisory fee and comparative information furnished to the Directors supported the approval of the Advisory Agreement.

Page intentionally left blank.

Directors

There are eight Directors of Sentinel Group Funds, Inc. Their names and other information about the six independent Directors currently responsible for the oversight of the twelve Funds currently comprising Sentinel Group Funds, Inc. are set forth below. Information concerning the two affiliated Directors is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Directors and is available, without charge, upon request by calling (800) 282-3863.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
Gary Dunton (59) National Life Drive Montpelier, VT 05604	Director, since 2013	Dunton Consulting (an insurance industry consulting firm) — Principal, since 2008; MBIA, Inc. — Chairperson, President and Chief Executive Officer, from 2004 to 2008	None
Deborah G. Miller (65) National Life Drive Montpelier, VT 05604	Director, since 1995; Governance, Contracts & Nominating Committee Chair, from 2009 to 2011	Enterprise Catalyst Group (a management consulting firm) — Chief Executive Officer, since 2003; Ascendent Systems (a voice and messaging systems company) - Chief Executive Officer, from 2005 to 2007	Libby Glass — Director, since 2003; Wittenberg University — Director, since 1998
John Pelletier (51) National Life Drive Montpelier, VT 05604	Director, since 2013

Center for Financial Literacy at Champlain College — Director, since 2010; Sterling Valley Consulting LLC (a financial services consulting firm) — Principal, since 2009; Eaton Vance Corporation — Chief Legal Officer, from 2007 to 2008; Natixis Global Associates — Chief Operating Officer, from 2004 to 2007; General Counsel, from 1997 to 2004

None
John Raisian, Ph.D. (65) National Life Drive Montpelier, VT 05604	Director, since 1996; Lead Independent Director, since 2013	Hoover Institution at Stanford University — Director and Senior Fellow, since 1986	None
Richard H. Showalter (67) National Life Drive Montpelier, VT 05604	Director, since 2003; Audit, Compliance & Valuation Committee Chair, since 2012; Lead Independent Director, from 2005 to 2012

Dartmouth-Hitchcock — Senior Vice President and Treasurer, from 2007 to 2010; Dartmouth-Hitchcock Medical Center — Treasurer, from 1995 to 2010; Dartmouth-Hitchcock Alliance — Senior Vice President and Chief Financial Officer, from 1985 to 2008; Mary Hitchcock Memorial Hospital - Senior Vice President and Chief Financial Officer, from 1985 to 2007; Dartmouth-Hitchcock Clinic - Senior Vice President and Chief Financial Officer, from 1999 to 2007

None
Angela E. Vallot (58) National Life Drive Montpelier, VT 05604	Director, since 1996; Governance, Contracts & Nominating Committee Chair, since 2013 and from 2004 to 2009

VallotKarp Consulting (a diversity and inclusion consulting firm) — President, since 2004; Colgate-Palmolive Company (a consumer products company) — Vice President, from 2001 to 2003; Texaco, Inc. (an integrated energy company) — Director of Diversity, from 1997 to 2001

None

Officers

The names of and other information relating to the Directors who are officers and “interested persons” of the Funds as defined in the 1940 Act, as amended, and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Mehran Assadi (56)** National Life Drive Montpelier, VT 05604	Chair and Director, since March 2015

National Life Holding Company (a mutual insurance company) and National Life Insurance Company (“National Life”) — President and Chief Executive Officer, since 2009; President — Life and Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation - President and Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009; Sentinel Variable Products Trust (“SVPT”) — Chairperson, since 2009

None
Thomas H. Brownell (55)** National Life Drive Montpelier, VT 05604	Director, since March 2015; President and Chief Executive Officer, since 2013

National Life — Executive Vice President and Chief Investment Officer, since 2013; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Advisor”) — President and Chief Executive Officer, since 2013; SVPT-President, since 2013

N/A
Philip G. Partridge, Jr. (38) National Life Drive Montpelier, VT 05604	Chief Financial Officer, since December 2014

Advisor — Vice President, since May 2015; Chief Financial Officer, since December 2014; Sentinel Financial Services Company (“SFSC”) — Vice President and Chief Financial Officer, since May 2015; Vice President and Assistant Treasurer, from 2006 to May 2015; Sentinel Administrative Services, Inc. (“SASI”) — Vice President and Chief Financial Officer, since May 2015

N/A
Thomas P. Malone (59) National Life Drive Montpelier, VT 05604	Vice President and Treasurer, since 1997	SASI— Vice President, since 2006; SVPT — Vice President and Treasurer, since 2000; SASC — Vice President, from 1998 to 2006	N/A
John K. Landy (55) National Life Drive Montpelier, VT 05604	Vice President, since 2002	SASI — Senior Vice President, since 2006; SVPT — Vice President, since 2004; SASC — Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A
Scott G. Wheeler (50) National Life Drive Montpelier, VT 05604	Assistant Vice President and Assistant Treasurer, since 1998	SASI — Vice President, since 2007; Assistant Vice President, from 2006 to 2007; SVPT — Assistant Vice President and Assistant Treasurer, since 2004; SASC — Assistant Vice President, from 1998 to 2006	N/A
Lisa F. Muller (48) National Life Drive Montpelier, VT 05604	Secretary, since 2008

National Life; Advisor; SASI; SFSC — Senior Counsel, since 2011; Counsel, from 2008 to 2011; SVPT — Secretary, since 2008; State of Vermont, Department of Banking and Insurance — Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell — Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois-Law Clerk, from 2002 to 2004

N/A
Lindsay E. Staples (33) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009

National Life — Senior Securities Paralegal, since 2010; SVPT — Assistant Secretary, since 2010 and from 2007 to 2009; National Life — Senior Compliance Associate, from 2009 to 2010; National Life — Securities Paralegal, from 2007 to 2009; Holman Immigration — Paralegal, from 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr — Paralegal, from 2004 to 2006

N/A
D. Russell Morgan (59) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since 2004; Secretary, from 1988 to 2005

Advisor; National Variable Annuity Account II; National Variable Life Insurance Account — Chief Compliance Officer, since 2004; SVPT — Chief Compliance Officer, since 2004; Secretary, from 2000 to 2005; National Life — Assistant General Counsel, from 2001 to 2005; Equity Services, Inc. — Counsel, from 1986 to 2005; Advisor, SASC, Sentinel Financial Services Company — Counsel, from 1993 to 2005

N/A

*	Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.
**

Mr. Assadi is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor’s parent company and Mr. Brownell is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor.

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian and Dividend Paying Agent

State Street Bank & Trust Company - Kansas City

Transfer Agent and Shareholder Servicing Agent

Boston Financial Data Services, Inc.

Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting
Record

Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th , are available without charge on-line at www.sentinelinvestments.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Privacy Notice To Our Customers

This notice is for your information and no response is required.

Sentinel Companies Privacy Policy:

Maintaining the privacy of the information you share with us in the process of doing business with the Sentinel Companies* is extremely important to us. When you purchase a product or service from one of the Sentinel Companies, you enter into a relationship that is built upon—and largely dependent upon—mutual trust. We want to assure you that we strive to conduct business in ways that are always worthy of that trust. Maintenance of our privacy practices and policies is a critical component of that resolve and we want you to know that we are committed to maintaining the highest level of confidentiality with all the information we receive from you.

How and Why We Obtain Personal Information:

In the conduct of our business with you, we often need to collect what is known as “nonpublic personal information.” This is information about you that we obtain in connection with providing a financial product or service to you. The Sentinel Companies may collect nonpublic personal information about you from:

•    Applications or other forms, with information such as name, address, Social Security number, assets and income, employment status, birth date;

•    Your transactions with us, our affiliates, or with others, such as account activity, payment history and products and services purchased;

•    Visits to our website, including information from on-line forms and on-line information collecting devices commonly called “cookies”.

We or our representatives may also ask you for additional financial information in order to determine which products and services best meet your financial goals.

How We Protect Information:

We maintain strong safeguards to protect the information you have shared with us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. All employees are required to comply with our established confidentiality procedures and policies.

We consider any nonpublic personal information that is provided to any representative of the Sentinel Companies in the course of a business transaction as being completely confidential.

We may also disclose all of the information described above to our affiliates in order to conduct business, such as providing services, account maintenance or information about other products and services offered by our affiliates. Our affiliates may include insurance companies, broker-dealers, investment advisors, investment companies, registered representatives, trust companies, insurance agents and brokers.

In addition, we may disclose all of the information above to third parties with which we contract for services, as permitted by law. We will contractually require these third parties to protect your information. Examples of these organizations include the following:

•    Third parties that administer and support our products and services (such as third party administrators, printing companies, system vendors, consultants);

•    Financial service entities (such as broker-dealers, insurance agents and brokers, banks, investment companies, registered representatives, investment advisors or companies that perform marketing services on behalf or our affiliates behalf).

We may disclose all of the information above under certain circumstances to government agencies and law enforcement officials (for examples, to help us prevent fraud or as may be required by law).

Our Commitment to Confidentiality:

We will not sell nonpublic personal information about you, our customers - or our former customers-nor will we disclose it to anyone, unless we have previously informed you in disclosures or agreements, have been authorized by you, or are permitted to do so by law. We restrict access to nonpublic personal information to those employees and associates who need that information in order to provide products or services to you.

If you decide to close your accounts or become an inactive customer, we will continue to adhere to the privacy policies and practices described in this notice.

The Sentinel Companies have a long history of dealing with confidential information in ways that are designed to assure your privacy. We are committed to consistently maintaining the highest standards for protecting the information you share with us, and ensuring the privacy of all our customers.

* This Privacy Notice applies to all of the accounts held or serviced by the following companies:

The Sentinel Funds

Sentinel Financial Services Company

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND

www.sentinelinvestments.com

65507 MK7782(1011)

One National Life Drive, Montpelier, VT 05604

Sentinel is headquartered above the noise of Wall Street, in Montpelier, Vermont.

We are an integral part of National Life Group, a mutually-held family of financial service companies with roots dating back to 1848.

Sentinel’s range of actively managed mutual funds are designed to find attractive returns through the combination of quantitative analysis and deep fundamental research.

Learn more about Sentinel:

800.282.FUND

www.sentinelinvestments.com

 @sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. Summary and full prospectuses containing this and other information are available from your financial advisor or www.sentinelinvestments.com. Please read them carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com

43604 SF0105(0715)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: July 27, 2015

By:	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.
Chief Financial Officer

Date: July 24, 2015